united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number	811-23945

New Age Alpha Funds Trust

(Exact name of registrant as specified in charter)

555 Theodore Fremd Avenue, Suite A-101, Rye, New York	10580
(Address of principal executive offices)	(Zip code)

Cogency Global Inc.

850 New Burton Road, Suite 201, Dover, DE 19904

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-922-2699

Date of fiscal year end:	9/30

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)
NAA Allocation Fund - Class A (TVRAX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$155	1.45%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 13.80%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and outperforming its secondary benchmarks, the Blended Allocation Index and the Morningstar Moderately Aggressive Allocation Category Average, which returned 11.80% and 10.54%, respectively, for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim Directional Allocation Fund into the NAA Allocation Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 the fund slightly underperformed the Blended Allocation Index and outperformed the Morningstar Moderately Aggressive Allocation Category average (the fund's ancillary indexes). Contributing to performance was security selection in the Materials, Utilities, and Industrials sectors. Detracting from performance were security selection in the Communication Services, Information Technology, and Financials sectors. The largest contributor was Broadcom Inc., while Apple Inc. was the largest detractor.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Allocation Fund
NAA Allocation Fund - with load
Blended Allocation Index
Morningstar Moderately Aggressive Allocation
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$28,792
$27,132
$26,492
$22,911
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Allocation Fund	NAA Allocation Fund - with load	Blended Allocation Index	Morningstar Moderately Aggressive Allocation	S&P 500® Index
Sep-2015	$10,000	$9,424	$10,000	$10,002	$10,000
Sep-2016	$11,335	$10,682	$11,103	$10,972	$11,543
Sep-2017	$13,635	$12,849	$12,321	$12,405	$13,691
Sep-2018	$16,012	$15,089	$13,567	$13,462	$16,143
Sep-2019	$16,194	$15,260	$14,531	$13,617	$16,830
Sep-2020	$16,133	$15,203	$16,592	$14,220	$19,380
Sep-2021	$20,879	$19,676	$19,438	$17,651	$25,194
Sep-2022	$18,917	$17,827	$16,633	$14,634	$21,296
Sep-2023	$18,734	$17,654	$18,831	$16,638	$25,900
Sep-2024	$25,300	$23,842	$23,683	$20,716	$35,315
Sep-2025	$28,792	$27,132	$26,492	$22,911	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Allocation Fund
Without Load	13.80%	12.28%	11.15%
With Load	8.39%	11.19%	10.50%
Blended Allocation Index	11.80%	9.82%	10.23%
Morningstar Moderately Aggressive Allocation	10.54%	10.00%	8.64%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$193,505,973
  Number of Portfolio Holdings138
  Advisory Fee $1,633,289
  Portfolio Turnover87%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	78.3%
Convertible Bonds	0.5%
Corporate Bonds	17.1%
Exchange-Traded Funds	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	1.6%
Materials	2.2%
Fixed Income	2.5%
Utilities	3.0%
Real Estate	3.2%
Energy	4.9%
Consumer Staples	4.9%
Financials	7.5%
Industrials	8.4%
Health Care	8.6%
Consumer Discretionary	10.9%
Communications	11.1%
Technology	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.5%
Microsoft Corporation	5.3%
Apple, Inc.	5.0%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
iShares iBoxx $ High Yield Corporate Bond ETF	2.5%
Broadcom, Inc.	2.2%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.2%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Allocation Fund - Class A (TVRAX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TVRAX

NAA Allocation Fund - Class C (TVRCX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.05%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 13.06%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and outperforming its secondary benchmarks, the Blended Allocation Index and the Morningstar Moderately Aggressive Allocation Category Average, which returned 11.80% and 10.54%, respectively, for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim Directional Allocation Fund into the NAA Allocation Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 the fund underperformed the Blended Allocation Index and outperformed the Morningstar Moderately Aggressive Allocation Category average (the fund's ancillary indexes). Contributing to performance was security selection the Materials, Utilities, and Industrials sectors. Detracting from performance were security selection in the Communication Services, Information Technology, and Financials sectors. The largest contributor was Broadcom Inc., while Apple Inc. was the largest detractor.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Allocation Fund
Blended Allocation Index
Morningstar Moderately Aggressive Allocation
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$26,906
$26,492
$22,911
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Allocation Fund	Blended Allocation Index	Morningstar Moderately Aggressive Allocation	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,002	$10,000
Sep-2016	$11,268	$11,103	$10,972	$11,543
Sep-2017	$13,460	$12,321	$12,405	$13,691
Sep-2018	$15,678	$13,567	$13,462	$16,143
Sep-2019	$15,737	$14,531	$13,617	$16,830
Sep-2020	$15,581	$16,592	$14,220	$19,380
Sep-2021	$20,025	$19,438	$17,651	$25,194
Sep-2022	$18,007	$16,633	$14,634	$21,296
Sep-2023	$17,727	$18,831	$16,638	$25,900
Sep-2024	$23,797	$23,683	$20,716	$35,315
Sep-2025	$26,906	$26,492	$22,911	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Allocation Fund	13.06%	11.54%	10.40%
Blended Allocation Index	11.80%	9.82%	10.23%
Morningstar Moderately Aggressive Allocation	10.54%	10.00%	8.64%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$193,505,973
  Number of Portfolio Holdings138
  Advisory Fee $1,633,289
  Portfolio Turnover87%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	78.3%
Convertible Bonds	0.5%
Corporate Bonds	17.1%
Exchange-Traded Funds	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	1.6%
Materials	2.2%
Fixed Income	2.5%
Utilities	3.0%
Real Estate	3.2%
Energy	4.9%
Consumer Staples	4.9%
Financials	7.5%
Industrials	8.4%
Health Care	8.6%
Consumer Discretionary	10.9%
Communications	11.1%
Technology	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.5%
Microsoft Corporation	5.3%
Apple, Inc.	5.0%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
iShares iBoxx $ High Yield Corporate Bond ETF	2.5%
Broadcom, Inc.	2.2%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.2%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Allocation Fund - Class C (TVRCX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TVRCX

NAA Allocation Fund - Institutional (TVRIX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$112	1.05%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional shares) returned 14.24%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and outperforming its secondary benchmarks, the Blended Allocation Index and the Morningstar Moderately Aggressive Allocation Category Average, which returned 11.80% and 10.54%, respectively, for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim Directional Allocation Fund into the NAA Allocation Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 the fund's outperformance compared to the Blended Allocation Index and the Morningstar Moderately Aggressive Allocation Category average (the fund's ancillary indexes) was primarily due to security selection in the Materials, Utilities, and Industrials sectors. Detracting from performance were security selection in the Communication Services, Information Technology, and Financials sectors. The largest contributor was Broadcom Inc., while Apple Inc. was the largest detractor.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Allocation Fund
Blended Allocation Index
Morningstar Moderately Aggressive Allocation
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$29,724
$26,492
$22,911
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Allocation Fund	Blended Allocation Index	Morningstar Moderately Aggressive Allocation	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,002	$10,000
Sep-2016	$11,370	$11,103	$10,972	$11,543
Sep-2017	$13,719	$12,321	$12,405	$13,691
Sep-2018	$16,145	$13,567	$13,462	$16,143
Sep-2019	$16,370	$14,531	$13,617	$16,830
Sep-2020	$16,364	$16,592	$14,220	$19,380
Sep-2021	$21,243	$19,438	$17,651	$25,194
Sep-2022	$19,308	$16,633	$14,634	$21,296
Sep-2023	$19,196	$18,831	$16,638	$25,900
Sep-2024	$26,019	$23,683	$20,716	$35,315
Sep-2025	$29,724	$26,492	$22,911	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Allocation Fund	14.24%	12.68%	11.51%
Blended Allocation Index	11.80%	9.82%	10.23%
Morningstar Moderately Aggressive Allocation	10.54%	10.00%	8.64%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$193,505,973
  Number of Portfolio Holdings138
  Advisory Fee $1,633,289
  Portfolio Turnover87%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	78.3%
Convertible Bonds	0.5%
Corporate Bonds	17.1%
Exchange-Traded Funds	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	1.6%
Materials	2.2%
Fixed Income	2.5%
Utilities	3.0%
Real Estate	3.2%
Energy	4.9%
Consumer Staples	4.9%
Financials	7.5%
Industrials	8.4%
Health Care	8.6%
Consumer Discretionary	10.9%
Communications	11.1%
Technology	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.5%
Microsoft Corporation	5.3%
Apple, Inc.	5.0%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
iShares iBoxx $ High Yield Corporate Bond ETF	2.5%
Broadcom, Inc.	2.2%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.2%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Allocation Fund - Institutional (TVRIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TVRIX

NAA Allocation Fund - Class P (TVFRX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Allocation Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$139	1.30%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class P shares) returned 13.92%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and outperforming its secondary benchmarks, the Blended Allocation Index and the Morningstar Moderately Aggressive Allocation Category Average, which returned 11.80% and 10.54%, respectively, for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim Directional Allocation Fund into the NAA Allocation Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 the fund's outperformance compared to the Blended Allocation Index and the Morningstar Moderately Aggressive Allocation Category average (the fund's ancillary indexes) was primarily due to security selection in the Materials, Utilities, and Industrials sectors. Detracting from performance were security selection in the Communication Services, Information Technology, and Financials sectors. The largest contributor was Broadcom Inc., while Apple Inc. was the largest detractor.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Allocation Fund
Blended Allocation Index
Morningstar Moderately Aggressive Allocation
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$28,990
$26,492
$22,911
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Allocation Fund	Blended Allocation Index	Morningstar Moderately Aggressive Allocation	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,002	$10,000
Sep-2016	$11,348	$11,103	$10,972	$11,543
Sep-2017	$13,648	$12,321	$12,405	$13,691
Sep-2018	$16,026	$13,567	$13,462	$16,143
Sep-2019	$16,216	$14,531	$13,617	$16,830
Sep-2020	$16,168	$16,592	$14,220	$19,380
Sep-2021	$20,929	$19,438	$17,651	$25,194
Sep-2022	$18,965	$16,633	$14,634	$21,296
Sep-2023	$18,814	$18,831	$16,638	$25,900
Sep-2024	$25,448	$23,683	$20,716	$35,315
Sep-2025	$28,990	$26,492	$22,911	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Allocation Fund	13.92%	12.39%	11.23%
Blended Allocation Index	11.80%	9.82%	10.23%
Morningstar Moderately Aggressive Allocation	10.54%	10.00%	8.64%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$193,505,973
  Number of Portfolio Holdings138
  Advisory Fee $1,633,289
  Portfolio Turnover87%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	78.3%
Convertible Bonds	0.5%
Corporate Bonds	17.1%
Exchange-Traded Funds	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	1.6%
Materials	2.2%
Fixed Income	2.5%
Utilities	3.0%
Real Estate	3.2%
Energy	4.9%
Consumer Staples	4.9%
Financials	7.5%
Industrials	8.4%
Health Care	8.6%
Consumer Discretionary	10.9%
Communications	11.1%
Technology	30.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.5%
Microsoft Corporation	5.3%
Apple, Inc.	5.0%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
iShares iBoxx $ High Yield Corporate Bond ETF	2.5%
Broadcom, Inc.	2.2%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. - Class B	1.2%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Allocation Fund - Class P (TVFRX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TVFRX

NAA Large Cap Value Fund - Class A (SECIX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.10%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 8.82%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and outperforming the fund's secondary benchmark, the S&P 500 Value Index, which returned 6.76% for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim Large Cap Value Fund into the NAA Large Cap Value Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 through September 30, 2025, the fund outperformed the S&P 500 Value Index (the fund's ancillary index) primarily due to security selection in the Information Technology, Industrials, and Health Care sectors. Detracting from performance was security selection in the Communication Services sector and an underweight position in the Financials sector. The largest individual contributor was CVS Health Corp., while the largest individual detractor was UnitedHealth Group Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Large Cap Value Fund
NAA Large Cap Value Fund - with load
S&P 500® Index
S&P 500® Value Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$31,162
$27,742
$26,424
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Large Cap Value Fund	NAA Large Cap Value Fund - with load	S&P 500® Index	S&P 500® Value Index
Sep-2015	$10,000	$9,525	$10,000	$10,000
Sep-2016	$11,569	$11,020	$11,543	$11,598
Sep-2017	$13,615	$12,969	$13,691	$13,508
Sep-2018	$15,088	$14,372	$16,143	$14,867
Sep-2019	$14,547	$13,856	$16,830	$15,694
Sep-2020	$13,735	$13,083	$19,380	$15,273
Sep-2021	$19,311	$18,393	$25,194	$20,165
Sep-2022	$18,069	$17,211	$21,296	$18,223
Sep-2023	$20,634	$19,654	$25,900	$22,266
Sep-2024	$25,493	$24,283	$35,315	$29,190
Sep-2025	$27,742	$26,424	$41,530	$31,162

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Large Cap Value Fund
Without Load	8.82%	15.10%	10.74%
With Load	3.65%	13.98%	10.20%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Value Index	6.76%	15.33%	12.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$71,340,338
  Number of Portfolio Holdings102
  Advisory Fee $265,146
  Portfolio Turnover61%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Exchange-Traded Funds	1.1%

Fund Statistics

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Information Technology	1.0%
Equity	1.0%
Real Estate	2.7%
Materials	3.5%
Communications	4.3%
Utilities	5.4%
Energy	6.1%
Consumer Staples	7.2%
Consumer Discretionary	7.7%
Industrials	7.9%
Health Care	14.7%
Financials	14.7%
Technology	23.2%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.8%
Microsoft Corporation	7.0%
Amazon.com, Inc.	3.3%
Exxon Mobil Corporation	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%
Johnson & Johnson	1.7%
JPMorgan Chase & Company	1.4%
Intel Corporation	1.4%
Procter & Gamble Company (The)	1.4%
Lam Research Corporation	1.3%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Cap Value Fund - Class A (SECIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SECIX

NAA Large Cap Value Fund - Class C (SEGIX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.85%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 8.00%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and outperforming the fund's secondary benchmark, the S&P 500 Value Index, which returned 6.76% for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim Large Cap Value Fund into the NAA Large Cap Value Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 through September 30, 2025, the fund outperformed the S&P 500 Value Index (the fund's ancillary index) primarily due to security selection in the Information Technology, Industrials, and Health Care sectors. Detracting from performance was security selection in the Communication Services sector and an underweight position in the Financials sector. The largest individual contributor was CVS Health Corp., while the largest individual detractor was UnitedHealth Group Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Large Cap Value Fund
S&P 500® Index
S&P 500® Value Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$31,162
$25,731
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Large Cap Value Fund	S&P 500® Index	S&P 500® Value Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,487	$11,543	$11,598
Sep-2017	$13,410	$13,691	$13,508
Sep-2018	$14,748	$16,143	$14,867
Sep-2019	$14,116	$16,830	$15,694
Sep-2020	$13,227	$19,380	$15,273
Sep-2021	$18,458	$25,194	$20,165
Sep-2022	$17,143	$21,296	$18,223
Sep-2023	$19,428	$25,900	$22,266
Sep-2024	$23,826	$35,315	$29,190
Sep-2025	$25,731	$41,530	$31,162

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Large Cap Value Fund	8.00%	14.23%	9.91%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Value Index	6.76%	15.33%	12.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$71,340,338
  Number of Portfolio Holdings102
  Advisory Fee $265,146
  Portfolio Turnover61%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Exchange-Traded Funds	1.1%

Fund Statistics

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Information Technology	1.0%
Equity	1.0%
Real Estate	2.7%
Materials	3.5%
Communications	4.3%
Utilities	5.4%
Energy	6.1%
Consumer Staples	7.2%
Consumer Discretionary	7.7%
Industrials	7.9%
Health Care	14.7%
Financials	14.7%
Technology	23.2%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.8%
Microsoft Corporation	7.0%
Amazon.com, Inc.	3.3%
Exxon Mobil Corporation	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%
Johnson & Johnson	1.7%
JPMorgan Chase & Company	1.4%
Intel Corporation	1.4%
Procter & Gamble Company (The)	1.4%
Lam Research Corporation	1.3%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Cap Value Fund - Class C (SEGIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SEGIX

NAA Large Cap Value Fund - Institutional (GILCX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Large Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$89	0.85%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 9.06%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and outperforming the fund's secondary benchmark, the S&P 500 Value Index, which returned 6.76% for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim Large Cap Value Fund into the NAA Large Cap Value Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 through September 30, 2025, the fund outperformed the S&P 500 Value Index (the fund's ancillary index) primarily due to security selection in the Information Technology, Industrials, and Health Care sectors. Detracting from performance was security selection in the Communication Services sector and an underweight position in the Financials sector. The largest individual contributor was CVS Health Corp., while the largest individual detractor was UnitedHealth Group Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Large Cap Value Fund
S&P 500® Index
S&P 500® Value Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$31,162
$28,421
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Large Cap Value Fund	S&P 500® Index	S&P 500® Value Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,598	$11,543	$11,598
Sep-2017	$13,681	$13,691	$13,508
Sep-2018	$15,191	$16,143	$14,867
Sep-2019	$14,685	$16,830	$15,694
Sep-2020	$13,900	$19,380	$15,273
Sep-2021	$19,589	$25,194	$20,165
Sep-2022	$18,374	$21,296	$18,223
Sep-2023	$21,035	$25,900	$22,266
Sep-2024	$26,059	$35,315	$29,190
Sep-2025	$28,421	$41,530	$31,162

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Large Cap Value Fund	9.06%	15.38%	11.01%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Value Index	6.76%	15.33%	12.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$71,340,338
  Number of Portfolio Holdings102
  Advisory Fee $265,146
  Portfolio Turnover61%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Exchange-Traded Funds	1.1%

Fund Statistics

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Information Technology	1.0%
Equity	1.0%
Real Estate	2.7%
Materials	3.5%
Communications	4.3%
Utilities	5.4%
Energy	6.1%
Consumer Staples	7.2%
Consumer Discretionary	7.7%
Industrials	7.9%
Health Care	14.7%
Financials	14.7%
Technology	23.2%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.8%
Microsoft Corporation	7.0%
Amazon.com, Inc.	3.3%
Exxon Mobil Corporation	1.9%
Berkshire Hathaway, Inc. - Class B	1.8%
Johnson & Johnson	1.7%
JPMorgan Chase & Company	1.4%
Intel Corporation	1.4%
Procter & Gamble Company (The)	1.4%
Lam Research Corporation	1.3%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Cap Value Fund - Institutional (GILCX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-GILCX

NAA Large Core Fund - Class A (SECEX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.25%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 15.18%, underperforming the fund's benchmark the S&P 500 Index, which returned 17.60% for the same period.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim StylePlus-Large Core Fund into the NAA Large Core Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 through September 30, 2025, the fund lagged the S&P 500 Index primarily due to security selection in the Financials, Communication Services, and Health Care sectors. Contributing positively to performance were security selection in the Materials, Utilities, and Real Estate sectors. The largest individual detractor was Apple Inc., while the largest individual contributor was Broadcom Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Large Core Fund
NAA Large Core Fund - with load
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$37,770
$35,983
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Large Core Fund	NAA Large Core Fund - with load	S&P 500® Index
Sep-2015	$10,000	$9,527	$10,000
Sep-2016	$11,613	$11,063	$11,543
Sep-2017	$13,770	$13,119	$13,691
Sep-2018	$16,057	$15,297	$16,143
Sep-2019	$16,297	$15,526	$16,830
Sep-2020	$18,609	$17,728	$19,380
Sep-2021	$24,175	$23,031	$25,194
Sep-2022	$19,596	$18,668	$21,296
Sep-2023	$23,869	$22,739	$25,900
Sep-2024	$32,792	$31,240	$35,315
Sep-2025	$37,770	$35,983	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Large Core Fund
Without Load	15.18%	15.21%	14.21%
With Load	9.72%	14.09%	13.66%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$256,422,536
  Number of Portfolio Holdings103
  Advisory Fee $1,869,966
  Portfolio Turnover141%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	2.0%
Materials	2.1%
Real Estate	2.1%
Utilities	2.4%
Energy	2.9%
Consumer Staples	4.9%
Industrials	7.9%
Financials	8.7%
Health Care	8.9%
Consumer Discretionary	9.2%
Communications	11.4%
Technology	36.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.1%
Microsoft Corporation	6.7%
Apple, Inc.	6.2%
Alphabet, Inc. - Class A	3.8%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.7%
Tesla, Inc.	2.4%
Berkshire Hathaway, Inc. - Class B	1.5%
JPMorgan Chase & Company	1.5%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Core Fund - Class A (SECEX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SECEX

NAA Large Core Fund - Class C (SFECX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$214	2.00%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 14.29%, underperforming the fund's benchmark the S&P 500 Index, which returned 17.60% for the same period.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim StylePlus-Large Core Fund into the NAA Large Core Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 through September 30, 2025, the fund lagged the S&P 500 Index primarily due to security selection in the Financials, Communication Services, and Health Care sectors. Contributing positively to performance were security selection in the Materials, Utilities, and Real Estate sectors. The largest individual detractor was Apple Inc., while the largest individual contributor was Broadcom Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Large Core Fund
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$34,555
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Large Core Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Sep-2016	$11,500	$11,543
Sep-2017	$13,523	$13,691
Sep-2018	$15,627	$16,143
Sep-2019	$15,721	$16,830
Sep-2020	$17,783	$19,380
Sep-2021	$22,884	$25,194
Sep-2022	$18,378	$21,296
Sep-2023	$22,203	$25,900
Sep-2024	$30,235	$35,315
Sep-2025	$34,555	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Large Core Fund	14.29%	14.21%	13.20%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$256,422,536
  Number of Portfolio Holdings103
  Advisory Fee $1,869,966
  Portfolio Turnover141%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	2.0%
Materials	2.1%
Real Estate	2.1%
Utilities	2.4%
Energy	2.9%
Consumer Staples	4.9%
Industrials	7.9%
Financials	8.7%
Health Care	8.9%
Consumer Discretionary	9.2%
Communications	11.4%
Technology	36.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.1%
Microsoft Corporation	6.7%
Apple, Inc.	6.2%
Alphabet, Inc. - Class A	3.8%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.7%
Tesla, Inc.	2.4%
Berkshire Hathaway, Inc. - Class B	1.5%
JPMorgan Chase & Company	1.5%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Core Fund - Class C (SFECX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SFECX

NAA Large Core Fund - Institutional (GILIX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Large Core Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	1.00%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional Class shares) returned 15.44%, underperforming the fund's benchmark the S&P 500 Index, which returned 17.60% for the same period.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim StylePlus-Large Core Fund into the NAA Large Core Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 through September 30, 2025, the fund lagged the S&P 500 Index primarily due to security selection in the Financials, Communication Services, and Health Care sectors. Contributing positively to performance were security selection in the Materials, Utilities, and Real Estate sectors. The largest individual detractor was Apple Inc., while the largest individual contributor was Broadcom Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Large Core Fund
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$38,870
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Large Core Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Sep-2016	$11,700	$11,543
Sep-2017	$13,918	$13,691
Sep-2018	$16,278	$16,143
Sep-2019	$16,562	$16,830
Sep-2020	$18,954	$19,380
Sep-2021	$24,663	$25,194
Sep-2022	$20,031	$21,296
Sep-2023	$24,450	$25,900
Sep-2024	$33,670	$35,315
Sep-2025	$38,870	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Large Core Fund	15.44%	15.45%	14.54%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$256,422,536
  Number of Portfolio Holdings103
  Advisory Fee $1,869,966
  Portfolio Turnover141%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Equity	2.0%
Materials	2.1%
Real Estate	2.1%
Utilities	2.4%
Energy	2.9%
Consumer Staples	4.9%
Industrials	7.9%
Financials	8.7%
Health Care	8.9%
Consumer Discretionary	9.2%
Communications	11.4%
Technology	36.9%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.1%
Microsoft Corporation	6.7%
Apple, Inc.	6.2%
Alphabet, Inc. - Class A	3.8%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.7%
Tesla, Inc.	2.4%
Berkshire Hathaway, Inc. - Class B	1.5%
JPMorgan Chase & Company	1.5%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Large Core Fund - Institutional (GILIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-GILIX

NAA Mid Growth Fund - Class A (SECUX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156	1.52%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 5.70%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and outperforming the fund's secondary benchmark, the S&P MidCap 400 Growth Index, which returned 5.27% for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim StylePlus-Mid Growth Fund into the NAA Mid Growth Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 through September 30, 2025, the fund underperformed S&P MidCap 400 Growth Index (the fund's ancillary index) primarily due to security selection in the Information Technology, Energy, and Materials sectors. Contributing positively to performance were security selection in the Industrials, Real Estate, and Consumer Discretionary sectors. The largest individual detractor was Sarepta Therapeutics Inc., while the largest individual contributor was Comfort Systems USA Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Mid Growth Fund
NAA Mid Growth Fund - with load
S&P 500® Index
S&P MidCap 400® Growth Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$28,537
$27,420
$27,181
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Mid Growth Fund	NAA Mid Growth Fund - with load	S&P 500® Index	S&P MidCap 400® Growth Index
Sep-2015	$10,000	$9,525	$10,000	$10,000
Sep-2016	$11,155	$10,625	$11,543	$11,278
Sep-2017	$13,111	$12,488	$13,691	$13,227
Sep-2018	$15,547	$14,808	$16,143	$15,417
Sep-2019	$15,901	$15,145	$16,830	$15,026
Sep-2020	$18,853	$17,957	$19,380	$16,266
Sep-2021	$24,711	$23,536	$25,194	$21,676
Sep-2022	$17,129	$16,315	$21,296	$17,446
Sep-2023	$20,527	$19,552	$25,900	$20,274
Sep-2024	$26,998	$25,715	$35,315	$26,050
Sep-2025	$28,537	$27,181	$41,530	$27,420

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Mid Growth Fund
Without Load	5.70%	8.64%	11.06%
With Load	0.67%	7.59%	10.52%
S&P 500® Index	17.60%	16.47%	15.30%
S&P MidCap 400® Growth Index	5.27%	11.01%	10.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$72,074,342
  Number of Portfolio Holdings126
  Advisory Fee $562,389
  Portfolio Turnover144%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Exchange-Traded Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Utilities	0.9%
Equity	1.0%
Communications	2.3%
Energy	3.4%
Real Estate	3.7%
Consumer Staples	4.3%
Materials	6.9%
Health Care	10.0%
Consumer Discretionary	10.4%
Financials	14.4%
Technology	17.7%
Industrials	24.7%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	2.3%
EMCOR Group, Inc.	1.9%
Interactive Brokers Group, Inc. - Class A	1.9%
Simon Property Group, Inc.	1.7%
Curtiss-Wright Corporation	1.7%
United Therapeutics Corporation	1.6%
Burlington Stores, Inc.	1.5%
Ecolab, Inc.	1.5%
RB Global, Inc.	1.5%
BWX Technologies, Inc.	1.4%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Mid Growth Fund - Class A (SECUX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SECUX

NAA Mid Growth Fund - Class C (SUFCX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$233	2.27%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 4.89%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and underperforming the fund's secondary benchmark, the S&P MidCap 400 Growth Index, which returned 5.27% for the same period.The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim StylePlus-Mid Growth Fund into the NAA Mid Growth Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 through September 30, 2025, the fund underperformed S&P MidCap 400 Growth Index (the fund's ancillary index) primarily due to security selection in the Information Technology, Energy, and Materials sectors. Contributing positively to performance were security selection in the Industrials, Real Estate, and Consumer Discretionary sectors. The largest individual detractor was Sarepta Therapeutics Inc., while the largest individual contributor was Comfort Systems USA Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Mid Growth Fund
S&P 500® Index
S&P MidCap 400® Growth Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$27,420
$26,152
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Mid Growth Fund	S&P 500® Index	S&P MidCap 400® Growth Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,055	$11,543	$11,278
Sep-2017	$12,884	$13,691	$13,227
Sep-2018	$15,157	$16,143	$15,417
Sep-2019	$15,362	$16,830	$15,026
Sep-2020	$18,055	$19,380	$16,266
Sep-2021	$23,450	$25,194	$21,676
Sep-2022	$16,104	$21,296	$17,446
Sep-2023	$19,140	$25,900	$20,274
Sep-2024	$24,933	$35,315	$26,050
Sep-2025	$26,152	$41,530	$27,420

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Mid Growth Fund	4.89%	7.69%	10.09%
S&P 500® Index	17.60%	16.47%	15.30%
S&P MidCap 400® Growth Index	5.27%	11.01%	10.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$72,074,342
  Number of Portfolio Holdings126
  Advisory Fee $562,389
  Portfolio Turnover144%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Exchange-Traded Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Utilities	0.9%
Equity	1.0%
Communications	2.3%
Energy	3.4%
Real Estate	3.7%
Consumer Staples	4.3%
Materials	6.9%
Health Care	10.0%
Consumer Discretionary	10.4%
Financials	14.4%
Technology	17.7%
Industrials	24.7%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	2.3%
EMCOR Group, Inc.	1.9%
Interactive Brokers Group, Inc. - Class A	1.9%
Simon Property Group, Inc.	1.7%
Curtiss-Wright Corporation	1.7%
United Therapeutics Corporation	1.6%
Burlington Stores, Inc.	1.5%
Ecolab, Inc.	1.5%
RB Global, Inc.	1.5%
BWX Technologies, Inc.	1.4%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Mid Growth Fund - Class C (SUFCX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SUFCX

NAA Mid Growth Fund - Institutional (GIUIX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Mid Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$131	1.27%

How did the Fund perform during the reporting period?

For the period of October 01, 2024 to September 30, 2025, the fund (Institutional shares) returned 5.94%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and outperforming the fund's secondary benchmark, the S&P MidCap 400 Growth Index, which returned 5.27% for the same period.The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim StylePlus-Mid Growth Fund into the NAA Mid Growth Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 01, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 through September 30, 2025, the fund underperformed S&P MidCap 400 Growth Index (the fund's ancillary index) primarily due to security selection in the Information Technology, Energy, and Materials sectors. Contributing positively to performance were security selection in the Industrials, Real Estate, and Consumer Discretionary sectors. The largest individual detractor was Sarepta Therapeutics Inc., while the largest individual contributor was Comfort Systems USA Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Mid Growth Fund
S&P 500® Index
S&P MidCap 400® Growth Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$29,003
$27,420
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Mid Growth Fund	S&P 500® Index	S&P MidCap 400® Growth Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,150	$11,543	$11,278
Sep-2017	$13,144	$13,691	$13,227
Sep-2018	$15,623	$16,143	$15,417
Sep-2019	$15,989	$16,830	$15,026
Sep-2020	$18,993	$19,380	$16,266
Sep-2021	$24,929	$25,194	$21,676
Sep-2022	$17,302	$21,296	$17,446
Sep-2023	$20,765	$25,900	$20,274
Sep-2024	$27,377	$35,315	$26,050
Sep-2025	$29,003	$41,530	$27,420

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Mid Growth Fund	5.94%	8.84%	11.24%
S&P 500® Index	17.60%	16.47%	15.30%
S&P MidCap 400® Growth Index	5.27%	11.01%	10.61%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$72,074,342
  Number of Portfolio Holdings126
  Advisory Fee $562,389
  Portfolio Turnover144%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.0%
Exchange-Traded Funds	1.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Utilities	0.9%
Equity	1.0%
Communications	2.3%
Energy	3.4%
Real Estate	3.7%
Consumer Staples	4.3%
Materials	6.9%
Health Care	10.0%
Consumer Discretionary	10.4%
Financials	14.4%
Technology	17.7%
Industrials	24.7%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Comfort Systems USA, Inc.	2.3%
EMCOR Group, Inc.	1.9%
Interactive Brokers Group, Inc. - Class A	1.9%
Simon Property Group, Inc.	1.7%
Curtiss-Wright Corporation	1.7%
United Therapeutics Corporation	1.6%
Burlington Stores, Inc.	1.5%
Ecolab, Inc.	1.5%
RB Global, Inc.	1.5%
BWX Technologies, Inc.	1.4%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Mid Growth Fund - Institutional (GIUIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-GIUIX

NAA Opportunity Fund - Class A (SAOAX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.71%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned -6.44%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and underperforming the fund's secondary benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.41% for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim Alpha Opportunity Fund into the NAA Opportunity Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 the fund's underperformance compared to the ICE BofA 3-Month U.S. 3-Month U.S. Treasury Bill Index (the fund's ancillary index) was primarily due to security selection. The fund’s strategy bases its exposures on fundamental and industry factors as well as security selection within these factors. While the total contribution from fundamental factors was negative for this period, the industry factors contributed positively resulting in net positive factor contribution overall. However, the contribution from security selection within the factors was negative, which led to a negative overall return for the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Opportunity Fund
NAA Opportunity Fund - with load
ICE BofA 3-Month U.S. Treasury Bill Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$12,693
$12,301
$12,089
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Opportunity Fund	NAA Opportunity Fund - with load	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Sep-2015	$10,000	$9,524	$10,000	$10,000
Sep-2016	$10,370	$9,876	$10,027	$11,543
Sep-2017	$11,480	$10,933	$10,093	$13,691
Sep-2018	$11,147	$10,616	$10,254	$16,143
Sep-2019	$10,259	$9,770	$10,498	$16,830
Sep-2020	$10,039	$9,561	$10,614	$19,380
Sep-2021	$10,859	$10,341	$10,621	$25,194
Sep-2022	$10,148	$9,664	$10,688	$21,296
Sep-2023	$11,835	$11,271	$11,169	$25,900
Sep-2024	$13,568	$12,921	$11,782	$35,315
Sep-2025	$12,693	$12,089	$12,301	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Opportunity Fund
Without Load	-6.44%	4.80%	2.41%
With Load	-10.88%	3.79%	1.92%
ICE BofA 3-Month U.S. Treasury Bill Index	4.41%	2.99%	2.09%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$35,002,991
  Number of Portfolio Holdings412
  Advisory Fee $295,414
  Portfolio Turnover234%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	65.9%
U.S. Government & Agencies	34.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.4%
Panama	0.1%
Israel	0.2%
Liberia	0.2%
Bermuda	0.3%
Luxembourg	0.3%
Netherlands	0.5%
Ireland	0.9%
United States	81.3%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	28.6%
Southern Copper Corporation	1.6%
Atmos Energy Corporation	1.5%
PepsiCo, Inc.	1.3%
Hershey Company (The)	1.2%
Chevron Corporation	1.2%
Reliance, Inc.	1.2%
OGE Energy Corporation	1.1%
DT Midstream, Inc.	1.0%
Exxon Mobil Corporation	1.0%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Opportunity Fund - Class A (SAOAX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SAOAX

NAA Opportunity Fund - Class C (SAOCX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.46%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned -7.18%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and underperforming the fund's secondary benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.41% for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim Alpha Opportunity Fund into the NAA Opportunity Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 the fund's underperformance compared to the ICE BofA 3-Month U.S. 3-Month U.S. Treasury Bill Index (the fund's ancillary index) was primarily due to security selection. The fund’s strategy bases its exposures on fundamental and industry factors as well as security selection within these factors. While the total contribution from fundamental factors was negative for this period, the industry factors contributed positively resulting in net positive factor contribution overall. However, the contribution from security selection within the factors was negative, which led to a negative overall return for the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Opportunity Fund
ICE BofA 3-Month U.S. Treasury Bill Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$12,301
$11,754
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Opportunity Fund	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,291	$10,027	$11,543
Sep-2017	$11,312	$10,093	$13,691
Sep-2018	$10,900	$10,254	$16,143
Sep-2019	$9,948	$10,498	$16,830
Sep-2020	$9,653	$10,614	$19,380
Sep-2021	$10,364	$10,621	$25,194
Sep-2022	$9,613	$10,688	$21,296
Sep-2023	$11,122	$11,169	$25,900
Sep-2024	$12,664	$11,782	$35,315
Sep-2025	$11,754	$12,301	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Opportunity Fund	-7.18%	4.02%	1.63%
ICE BofA 3-Month U.S. Treasury Bill Index	4.41%	2.99%	2.09%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$35,002,991
  Number of Portfolio Holdings412
  Advisory Fee $295,414
  Portfolio Turnover234%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	65.9%
U.S. Government & Agencies	34.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.4%
Panama	0.1%
Israel	0.2%
Liberia	0.2%
Bermuda	0.3%
Luxembourg	0.3%
Netherlands	0.5%
Ireland	0.9%
United States	81.3%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	28.6%
Southern Copper Corporation	1.6%
Atmos Energy Corporation	1.5%
PepsiCo, Inc.	1.3%
Hershey Company (The)	1.2%
Chevron Corporation	1.2%
Reliance, Inc.	1.2%
OGE Energy Corporation	1.1%
DT Midstream, Inc.	1.0%
Exxon Mobil Corporation	1.0%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Opportunity Fund - Class C (SAOCX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SAOCX

NAA Opportunity Fund - Institutional (SAOIX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Opportunity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$137	1.41%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional shares) returned -6.23%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and underperforming the fund's secondary benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.41% for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim Alpha Opportunity Fund into the NAA Opportunity Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 the fund's underperformance compared to the ICE BofA 3-Month U.S. 3-Month U.S. Treasury Bill Index (the fund's ancillary index) was primarily due to security selection. The fund’s strategy bases its exposures on fundamental and industry factors as well as security selection within these factors. While the total contribution from fundamental factors was negative for this period, the industry factors contributed positively resulting in net positive factor contribution overall. However, the contribution from security selection within the factors was negative, which led to a negative overall return for the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Opportunity Fund
ICE BofA 3-Month U.S. Treasury Bill Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$13,154
$12,301
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Opportunity Fund	ICE BofA 3-Month U.S. Treasury Bill Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,420	$10,027	$11,543
Sep-2017	$11,609	$10,093	$13,691
Sep-2018	$11,319	$10,254	$16,143
Sep-2019	$10,463	$10,498	$16,830
Sep-2020	$10,267	$10,614	$19,380
Sep-2021	$11,135	$10,621	$25,194
Sep-2022	$10,432	$10,688	$21,296
Sep-2023	$12,194	$11,169	$25,900
Sep-2024	$14,028	$11,782	$35,315
Sep-2025	$13,154	$12,301	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Opportunity Fund	-6.23%	5.08%	2.78%
ICE BofA 3-Month U.S. Treasury Bill Index	4.41%	2.99%	2.09%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$35,002,991
  Number of Portfolio Holdings412
  Advisory Fee $295,414
  Portfolio Turnover234%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	65.9%
U.S. Government & Agencies	34.1%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.4%
Panama	0.1%
Israel	0.2%
Liberia	0.2%
Bermuda	0.3%
Luxembourg	0.3%
Netherlands	0.5%
Ireland	0.9%
United States	81.3%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	28.6%
Southern Copper Corporation	1.6%
Atmos Energy Corporation	1.5%
PepsiCo, Inc.	1.3%
Hershey Company (The)	1.2%
Chevron Corporation	1.2%
Reliance, Inc.	1.2%
OGE Energy Corporation	1.1%
DT Midstream, Inc.	1.0%
Exxon Mobil Corporation	1.0%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Opportunity Fund - Institutional (SAOIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SAOIX

NAA Risk Managed Real Estate Fund - Class A (GURAX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$195	1.96%

How did the Fund perform during the reporting period?

For the period of October 01, 2024 to September 30, 2025, the fund (Class A shares) returned -1.40%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and outperforming the fund's secondary benchmark, the S&P United States REIT Index, which returned -1.99% for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim Risk Managed Real Estate Fund into the NAA Risk Managed Real Estate Fund Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 the fund's outperformance compared to the S&P United States REIT Index (the fund's ancillary index) was primarily due to our allocation model and security selection. The fund has three separate potential alpha sources: a long-only portfolio, a long short portfolio that is REIT market neutral, and an allocation strategy that determines how much to allocate between these portfolios. For this period, on average, the fund had approximately 90% allocated to the REIT market. All three of the fund's potential alpha sources contributed positively to relative performance, with the largest contribution coming from security selection within the two portfolios.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Risk Managed Real Estate Fund
NAA Risk Managed Real Estate Fund - with load
S&P 500® Index
S&P US REIT Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$20,408
$19,442
$18,713
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Risk Managed Real Estate Fund	NAA Risk Managed Real Estate Fund - with load	S&P 500® Index	S&P US REIT Index
Sep-2015	$10,000	$9,526	$10,000	$10,000
Sep-2016	$11,488	$10,944	$11,543	$11,960
Sep-2017	$12,354	$11,769	$13,691	$11,946
Sep-2018	$12,687	$12,086	$16,143	$12,405
Sep-2019	$15,367	$14,639	$16,830	$14,614
Sep-2020	$14,333	$13,654	$19,380	$12,023
Sep-2021	$18,937	$18,040	$25,194	$16,475
Sep-2022	$16,038	$15,279	$21,296	$13,780
Sep-2023	$16,132	$15,368	$25,900	$14,222
Sep-2024	$20,699	$19,718	$35,315	$19,093
Sep-2025	$20,408	$19,442	$41,530	$18,713

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Risk Managed Real Estate Fund
Without Load	-1.40%	7.32%	7.39%
With Load	-6.09%	6.29%	6.87%
S&P 500® Index	17.60%	16.47%	15.30%
S&P US REIT Index	-1.99%	9.25%	6.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$211,895,703
  Number of Portfolio Holdings117
  Advisory Fee $1,617,872
  Portfolio Turnover69%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	111.8%
U.S. Government & Agencies	5.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.4%
U.S. Treasury Obligations	4.2%
Real Estate	90.4%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower, Inc.	9.0%
Prologis, Inc.	8.0%
Equinix, Inc.	5.9%
Simon Property Group, Inc.	4.5%
United States Treasury Bill	4.2%
Public Storage	4.2%
Realty Income Corporation	4.2%
Digital Realty Trust, Inc.	4.2%
VICI Properties, Inc.	3.4%
Ventas, Inc.	3.1%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Risk Managed Real Estate Fund - Class A (GURAX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-GURAX

NAA Risk Managed Real Estate Fund - Class C (GURCX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$261	2.64%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned -2.13%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and underperforming the fund's secondary benchmark, the S&P United States REIT Index, which returned -1.99% for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim Risk Managed Real Estate Fund into the NAA Risk Managed Real Estate Fund Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 the fund's underperformance compared to the S&P United States REIT Index (the fund's ancillary index) was primarily due to our allocation model and security selection. The fund has three separate potential alpha sources: a long-only portfolio, a long short portfolio that is REIT market neutral, and an allocation strategy that determines how much to allocate between these portfolios. For this period, on average, the fund had approximately 90% allocated to the REIT market. All three of the fund's potential alpha sources contributed positively to relative performance on a gross-of-fees basis, with the largest contribution coming from security selection within the two portfolios.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Risk Managed Real Estate Fund
S&P 500® Index
S&P US REIT Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$18,937
$18,713
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Risk Managed Real Estate Fund	S&P 500® Index	S&P US REIT Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,400	$11,543	$11,960
Sep-2017	$12,166	$13,691	$11,946
Sep-2018	$12,401	$16,143	$12,405
Sep-2019	$14,910	$16,830	$14,614
Sep-2020	$13,794	$19,380	$12,023
Sep-2021	$18,077	$25,194	$16,475
Sep-2022	$15,197	$21,296	$13,780
Sep-2023	$15,183	$25,900	$14,222
Sep-2024	$19,349	$35,315	$19,093
Sep-2025	$18,937	$41,530	$18,713

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Risk Managed Real Estate Fund	-2.13%	6.54%	6.59%
S&P 500® Index	17.60%	16.47%	15.30%
S&P US REIT Index	-1.99%	9.25%	6.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$211,895,703
  Number of Portfolio Holdings117
  Advisory Fee $1,617,872
  Portfolio Turnover69%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	111.8%
U.S. Government & Agencies	5.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.4%
U.S. Treasury Obligations	4.2%
Real Estate	90.4%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower, Inc.	9.0%
Prologis, Inc.	8.0%
Equinix, Inc.	5.9%
Simon Property Group, Inc.	4.5%
United States Treasury Bill	4.2%
Public Storage	4.2%
Realty Income Corporation	4.2%
Digital Realty Trust, Inc.	4.2%
VICI Properties, Inc.	3.4%
Ventas, Inc.	3.1%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Risk Managed Real Estate Fund - Class C (GURCX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-GURCX

NAA Risk Managed Real Estate Fund - Institutional (GURIX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA Risk Managed Real Estate Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$161	1.62%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional shares) returned -1.11%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and outperforming the fund's secondary benchmark, the S&P United States REIT Index, which returned -1.99% for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim Risk Managed Real Estate Fund into the NAA Risk Managed Real Estate Fund Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 the fund's outperformance compared to the S&P United States REIT Index (the fund's ancillary index) was primarily due to our allocation model and security selection. The fund has three separate potential alpha sources: a long-only portfolio, a long short portfolio that is REIT market neutral, and an allocation strategy that determines how much to allocate between these portfolios. For this period, on average, the fund had approximately 90% allocated to the REIT market. All three of the fund's potential alpha sources contributed positively to relative performance, with the largest contribution coming from security selection within the two portfolios.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA Risk Managed Real Estate Fund
S&P 500® Index
S&P US REIT Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$21,021
$18,713
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA Risk Managed Real Estate Fund	S&P 500® Index	S&P US REIT Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,520	$11,543	$11,960
Sep-2017	$12,426	$13,691	$11,946
Sep-2018	$12,796	$16,143	$12,405
Sep-2019	$15,542	$16,830	$14,614
Sep-2020	$14,534	$19,380	$12,023
Sep-2021	$19,261	$25,194	$16,475
Sep-2022	$16,362	$21,296	$13,780
Sep-2023	$16,512	$25,900	$14,222
Sep-2024	$21,258	$35,315	$19,093
Sep-2025	$21,021	$41,530	$18,713

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA Risk Managed Real Estate Fund	-1.11%	7.66%	7.71%
S&P 500® Index	17.60%	16.47%	15.30%
S&P US REIT Index	-1.99%	9.25%	6.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$211,895,703
  Number of Portfolio Holdings117
  Advisory Fee $1,617,872
  Portfolio Turnover69%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	111.8%
U.S. Government & Agencies	5.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.4%
U.S. Treasury Obligations	4.2%
Real Estate	90.4%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Welltower, Inc.	9.0%
Prologis, Inc.	8.0%
Equinix, Inc.	5.9%
Simon Property Group, Inc.	4.5%
United States Treasury Bill	4.2%
Public Storage	4.2%
Realty Income Corporation	4.2%
Digital Realty Trust, Inc.	4.2%
VICI Properties, Inc.	3.4%
Ventas, Inc.	3.1%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA Risk Managed Real Estate Fund - Institutional (GURIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-GURIX

NAA SMid Cap Value Fund - Class A (SEVAX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.15%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 4.39%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and underperforming the fund's secondary benchmark, the S&P 1000 Value Index, which returned 6.28% for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim SMid Cap Value Fund into the NAA SMid Cap Value Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 through September 30, 2025, the fund lagged the S&P 1000 Value Index (the fund's ancillary index) primarily due to security selection in the Energy and Materials sectors and an underweight position in the Information Technology sector. Contributing positively to performance were security selection in the Health Care, Consumer Discretionary, and Industrials sectors. The largest individual detractor was BellRing Brands Inc., while the largest individual contributor was Resideo Technologies Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA SMid Cap Value Fund
NAA SMid Cap Value Fund - with load
S&P 1000® Value Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$26,865
$25,435
$24,226
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA SMid Cap Value Fund	NAA SMid Cap Value Fund - with load	S&P 1000® Value Index	S&P 500® Index
Sep-2015	$10,000	$9,525	$9,998	$10,000
Sep-2016	$11,551	$11,002	$11,872	$11,543
Sep-2017	$13,933	$13,271	$14,024	$13,691
Sep-2018	$15,333	$14,605	$15,781	$16,143
Sep-2019	$14,948	$14,238	$15,096	$16,830
Sep-2020	$13,416	$12,778	$12,914	$19,380
Sep-2021	$19,406	$18,484	$20,529	$25,194
Sep-2022	$17,837	$16,989	$17,941	$21,296
Sep-2023	$20,094	$19,139	$20,306	$25,900
Sep-2024	$24,365	$23,207	$25,259	$35,315
Sep-2025	$25,435	$24,226	$26,865	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA SMid Cap Value Fund
Without Load	4.39%	13.65%	9.78%
With Load	-0.57%	12.55%	9.25%
S&P 1000® Value Index	6.28%	15.77%	10.39%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$305,596,724
  Number of Portfolio Holdings122
  Advisory Fee $2,138,241
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Exchange-Traded Funds	1.1%

Fund Statistics

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Information Technology	0.4%
Communication Services	1.1%
Equity	1.1%
Communications	2.2%
Consumer Staples	5.4%
Energy	5.5%
Technology	6.4%
Utilities	6.8%
Health Care	7.3%
Materials	8.8%
Consumer Discretionary	9.0%
Real Estate	11.1%
Industrials	15.6%
Financials	18.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Resideo Technologies, Inc.	1.9%
Nextracker Inc - Class A - Class A	1.7%
First Horizon Corporation	1.6%
Alcoa Corporation	1.6%
Five Below, Inc.	1.6%
Oshkosh Corporation	1.6%
Rexford Industrial Realty, Inc.	1.5%
Autoliv, Inc.	1.5%
Ciena Corporation	1.5%
FirstEnergy Corporation	1.5%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA SMid Cap Value Fund - Class A (SEVAX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SEVAX

NAA SMid Cap Value Fund - Class C (SEVSX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	2.00%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class C shares) returned 3.51%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and underperforming the fund's secondary benchmark, the S&P 1000 Value Index, which returned 6.28% for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim SMid Cap Value Fund into the NAA SMid Cap Value Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 through September 30, 2025, the fund lagged the S&P 1000 Value Index (the fund's ancillary index) primarily due to security selection in the Energy and Materials sectors and an underweight position in the Information Technology sector. Contributing positively to performance were security selection in the Health Care, Consumer Discretionary, and Industrials sectors. The largest individual detractor was BellRing Brands Inc., while the largest individual contributor was Resideo Technologies Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA SMid Cap Value Fund
S&P 1000® Value Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$26,865
$23,441
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA SMid Cap Value Fund	S&P 1000® Value Index	S&P 500® Index
Sep-2015	$10,000	$9,998	$10,000
Sep-2016	$11,464	$11,872	$11,543
Sep-2017	$13,714	$14,024	$13,691
Sep-2018	$14,979	$15,781	$16,143
Sep-2019	$14,477	$15,096	$16,830
Sep-2020	$12,893	$12,914	$19,380
Sep-2021	$18,498	$20,529	$25,194
Sep-2022	$16,862	$17,941	$21,296
Sep-2023	$18,829	$20,306	$25,900
Sep-2024	$22,645	$25,259	$35,315
Sep-2025	$23,441	$26,865	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA SMid Cap Value Fund	3.51%	12.70%	8.89%
S&P 1000® Value Index	6.28%	15.77%	10.39%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$305,596,724
  Number of Portfolio Holdings122
  Advisory Fee $2,138,241
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Exchange-Traded Funds	1.1%

Fund Statistics

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Information Technology	0.4%
Communication Services	1.1%
Equity	1.1%
Communications	2.2%
Consumer Staples	5.4%
Energy	5.5%
Technology	6.4%
Utilities	6.8%
Health Care	7.3%
Materials	8.8%
Consumer Discretionary	9.0%
Real Estate	11.1%
Industrials	15.6%
Financials	18.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Resideo Technologies, Inc.	1.9%
Nextracker Inc - Class A - Class A	1.7%
First Horizon Corporation	1.6%
Alcoa Corporation	1.6%
Five Below, Inc.	1.6%
Oshkosh Corporation	1.6%
Rexford Industrial Realty, Inc.	1.5%
Autoliv, Inc.	1.5%
Ciena Corporation	1.5%
FirstEnergy Corporation	1.5%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA SMid Cap Value Fund - Class C (SEVSX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SEVSX

NAA SMid Cap Value Fund - Institutional (SVUIX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA SMid Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$94	0.92%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional shares) returned 4.67%, underperforming the fund's benchmark, the S&P 500 Index, which returned 17.60% for the same period and underperforming the fund's secondary benchmark, the S&P 1000 Value Index, which returned 6.28% for the same period. The fund's broad-based securities market index is the S&P 500 Index, in order to comply with the requirement that a fund's broad-based securities market index represent the overall applicable market.

On October 25, 2024 we successfully completed the reorganization of the Guggenheim SMid Cap Value Fund into the NAA SMid Cap Value Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on October 25, 2024 through September 30, 2025, the fund lagged the S&P 1000 Value Index (the fund's ancillary index) primarily due to security selection in the Energy and Materials sectors and an underweight position in the Information Technology sector. Contributing positively to performance were security selection in the Health Care, Consumer Discretionary, and Industrials sectors. The largest individual detractor was BellRing Brands Inc., while the largest individual contributor was Resideo Technologies Inc.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA SMid Cap Value Fund
S&P 1000® Value Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$41,530
$26,865
$26,095
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA SMid Cap Value Fund	S&P 1000® Value Index	S&P 500® Index
Sep-2015	$10,000	$9,998	$10,000
Sep-2016	$11,628	$11,872	$11,543
Sep-2017	$13,980	$14,024	$13,691
Sep-2018	$15,422	$15,781	$16,143
Sep-2019	$15,176	$15,096	$16,830
Sep-2020	$13,618	$12,914	$19,380
Sep-2021	$19,736	$20,529	$25,194
Sep-2022	$18,170	$17,941	$21,296
Sep-2023	$20,516	$20,306	$25,900
Sep-2024	$24,931	$25,259	$35,315
Sep-2025	$26,095	$26,865	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA SMid Cap Value Fund	4.67%	13.89%	10.07%
S&P 1000® Value Index	6.28%	15.77%	10.39%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$305,596,724
  Number of Portfolio Holdings122
  Advisory Fee $2,138,241
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Exchange-Traded Funds	1.1%

Fund Statistics

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Information Technology	0.4%
Communication Services	1.1%
Equity	1.1%
Communications	2.2%
Consumer Staples	5.4%
Energy	5.5%
Technology	6.4%
Utilities	6.8%
Health Care	7.3%
Materials	8.8%
Consumer Discretionary	9.0%
Real Estate	11.1%
Industrials	15.6%
Financials	18.6%

Industry comparisons within this Tailored Shareholder Report (TSR) are based on the Bloomberg Industry Classification Standard (BICS), which provides a hierarchical system for classifying companies by their primary source of revenue.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Resideo Technologies, Inc.	1.9%
Nextracker Inc - Class A - Class A	1.7%
First Horizon Corporation	1.6%
Alcoa Corporation	1.6%
Five Below, Inc.	1.6%
Oshkosh Corporation	1.6%
Rexford Industrial Realty, Inc.	1.5%
Autoliv, Inc.	1.5%
Ciena Corporation	1.5%
FirstEnergy Corporation	1.5%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA SMid Cap Value Fund - Institutional (SVUIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SVUIX

NAA World Equity Income Fund - Class A (SEQAX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.17%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Class A shares) returned 11.88%, underperforming the fund's benchmark the S&P Developed BMI, which returned 17.59% for the same period.

On November 08, 2024 we successfully completed the reorganization of the Guggenheim World Equity Income Fund into the NAA World Equity Income Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through November 08, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on November 08, 2024 through September 30, 2025, the fund lagged the S&P Developed BMI primarily due to security selection in the United States. Contributing to performance were security selection in Japan, Denmark and Spain. The largest detractor was Apple Inc., while Broadcom Inc. was the largest contributor.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA World Equity Income Fund
NAA World Equity Income Fund - with load
S&P Developed BMI Index
$40,000
$30,000
$20,000
$10,000
$0
$32,239
$24,755
$23,584
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA World Equity Income Fund	NAA World Equity Income Fund - with load	S&P Developed BMI Index
Sep-2015	$10,000	$9,527	$10,000
Sep-2016	$11,286	$10,752	$11,234
Sep-2017	$12,675	$12,075	$13,374
Sep-2018	$13,690	$13,042	$14,906
Sep-2019	$13,709	$13,060	$15,038
Sep-2020	$13,791	$13,139	$16,551
Sep-2021	$17,533	$16,703	$21,621
Sep-2022	$15,176	$14,458	$17,112
Sep-2023	$17,557	$16,726	$20,814
Sep-2024	$22,127	$21,080	$27,416
Sep-2025	$24,755	$23,584	$32,239

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA World Equity Income Fund
Without Load	11.88%	12.41%	9.49%
With Load	6.54%	11.32%	8.96%
S&P Developed BMI Index	17.59%	14.26%	12.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$47,332,260
  Number of Portfolio Holdings177
  Advisory Fee $134,480
  Portfolio Turnover108%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	5.4%
Sweden	1.7%
Netherlands	1.8%
Ireland	2.6%
Germany	4.4%
France	4.5%
Canada	4.7%
Switzerland	5.2%
United Kingdom	5.9%
Japan	10.8%
United States	52.2%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	7.4%
JPMorgan Chase & Company	4.5%
Siemens AG	2.8%
Walmart, Inc.	2.4%
Exxon Mobil Corporation	2.4%
HSBC Holdings PLC	2.3%
Home Depot, Inc. (The)	2.3%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Sony Corporation	1.9%
Cisco Systems, Inc.	1.4%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA World Equity Income Fund - Class A (SEQAX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SEQAX

NAA World Equity Income Fund - Class C (SFGCX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.92%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (class C shares) returned 11.02%, underperforming the fund's benchmark the S&P Developed BMI, which returned 17.59% for the same period.

On November 08, 2024 we successfully completed the reorganization of the Guggenheim World Equity Income Fund into the NAA World Equity Income Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through November 08, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on November 08, 2024 through September 30, 2025, the fund lagged the S&P Developed BMI primarily due to security selection in the United States. Contributing to performance were security selection in Japan, Denmark and Spain. The largest detractor was Apple Inc., while Broadcom Inc. was the largest contributor.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA World Equity Income Fund
S&P Developed BMI Index
$40,000
$30,000
$20,000
$10,000
$0
$32,239
$22,969
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA World Equity Income Fund	S&P Developed BMI Index
Sep-2015	$10,000	$10,000
Sep-2016	$11,205	$11,234
Sep-2017	$12,489	$13,374
Sep-2018	$13,396	$14,906
Sep-2019	$13,303	$15,038
Sep-2020	$13,286	$16,551
Sep-2021	$16,769	$21,621
Sep-2022	$14,403	$17,112
Sep-2023	$16,544	$20,814
Sep-2024	$20,689	$27,416
Sep-2025	$22,969	$32,239

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA World Equity Income Fund	11.02%	11.57%	8.67%
S&P Developed BMI Index	17.59%	14.26%	12.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$47,332,260
  Number of Portfolio Holdings177
  Advisory Fee $134,480
  Portfolio Turnover108%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	5.4%
Sweden	1.7%
Netherlands	1.8%
Ireland	2.6%
Germany	4.4%
France	4.5%
Canada	4.7%
Switzerland	5.2%
United Kingdom	5.9%
Japan	10.8%
United States	52.2%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	7.4%
JPMorgan Chase & Company	4.5%
Siemens AG	2.8%
Walmart, Inc.	2.4%
Exxon Mobil Corporation	2.4%
HSBC Holdings PLC	2.3%
Home Depot, Inc. (The)	2.3%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Sony Corporation	1.9%
Cisco Systems, Inc.	1.4%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA World Equity Income Fund - Class C (SFGCX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SFGCX

NAA World Equity Income Fund - Institutional (SEWIX)

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about NAA World Equity Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.naafunds.com. You can also request this information by contacting us at 833-840-3937.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98	0.92%

How did the Fund perform during the reporting period?

For the period of October 1, 2024 to September 30, 2025, the fund (Institutional shares) returned 12.19%, underperforming the fund's benchmark the S&P Developed BMI, which returned 17.59% for the same period.

On November 08, 2024 we successfully completed the reorganization of the Guggenheim World Equity Income Fund into the NAA World Equity Income Fund and fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from October 1, 2024 through November 08, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the fund's performance over that period.

Since assuming management of the fund on November 08, 2024 through September 30, 2025, the fund lagged the S&P Developed BMI primarily due to security selection in the United States. Contributing to performance were security selection in Japan, Denmark and Spain. The largest detractor was Apple Inc., while Broadcom Inc. was the largest contributor.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

NAA World Equity Income Fund
S&P Developed BMI Index
$40,000
$30,000
$20,000
$10,000
$0
$32,239
$25,410
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	NAA World Equity Income Fund	S&P Developed BMI Index
Sep-2015	$10,000	$10,000
Sep-2016	$11,312	$11,234
Sep-2017	$12,738	$13,374
Sep-2018	$13,801	$14,906
Sep-2019	$13,856	$15,038
Sep-2020	$13,984	$16,551
Sep-2021	$17,813	$21,621
Sep-2022	$15,466	$17,112
Sep-2023	$17,935	$20,814
Sep-2024	$22,649	$27,416
Sep-2025	$25,410	$32,239

Average Annual Total Returns

	1 Year	5 Years	10 Years
NAA World Equity Income Fund	12.19%	12.69%	9.77%
S&P Developed BMI Index	17.59%	14.26%	12.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$47,332,260
  Number of Portfolio Holdings177
  Advisory Fee $134,480
  Portfolio Turnover108%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Exchange-Traded Funds	1.5%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Other Countries	5.4%
Sweden	1.7%
Netherlands	1.8%
Ireland	2.6%
Germany	4.4%
France	4.5%
Canada	4.7%
Switzerland	5.2%
United Kingdom	5.9%
Japan	10.8%
United States	52.2%

Country weightings within this Tailored Shareholder Report (TSR) are based on the country of risk provided by ICE, the pricing vendor, at the time the security is set up

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	7.4%
JPMorgan Chase & Company	4.5%
Siemens AG	2.8%
Walmart, Inc.	2.4%
Exxon Mobil Corporation	2.4%
HSBC Holdings PLC	2.3%
Home Depot, Inc. (The)	2.3%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Sony Corporation	1.9%
Cisco Systems, Inc.	1.4%

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

NAA World Equity Income Fund - Institutional (SEWIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.naafunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-SEWIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted on Registrant’ website.

(f)	A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Richard C. Butt is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Butt is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FYE 2025 - $161,500

(b)	Audit-Related Fees

FYE 2025 - None

(c)	Tax Fees

FYE 2025 - $30,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

FYE 2025 - None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2025
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2025 - $30,500

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

NEW AGE ALPHA FUNDS TRUST

NAA ALLOCATION FUND

NAA LARGE CAP VALUE FUND

NAA LARGE CORE FUND

NAA MID GROWTH FUND

NAA OPPORTUNITY FUND

NAA RISK MANAGED REAL ESTATE FUND

NAA SMID CAP VALUE FUND

NAA WORLD EQUITY INCOME FUND

Annual Financial Statements and Additional Information

September 30, 2025

TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
NAA ALLOCATION FUND	1
NAA LARGE CAP VALUE FUND	8
NAA LARGE CORE FUND	13
NAA MID GROWTH FUND	18
NAA OPPORTUNITY FUND	23
NAA RISK MANAGED REAL ESTATE FUND	38
NAA SMID CAP VALUE FUND	45
NAA WORLD EQUITY INCOME FUND	50
STATEMENTS OF ASSETS AND LIABILITIES	58
STATEMENTS OF OPERATIONS	60
STATEMENTS OF CHANGES IN NET ASSETS	62
FINANCIAL HIGHLIGHTS	70
NOTES TO FINANCIAL STATEMENTS	102
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	110
ADDITIONAL INFORMATION	125

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.8%
	Communications - 9.1%
7,316	Alphabet, Inc., Class A	$1,778,520
20,704	Alphabet, Inc., Class C	5,042,459
61,038	AT&T, Inc.	1,723,713
326	Booking Holdings, Inc.	1,760,162
5,682	Meta Platforms, Inc., Class A	4,172,747
5,284	T-Mobile US, Inc.	1,264,884
19,721	Uber Technologies, Inc.(a)	1,932,066
		17,674,551
	Consumer Discretionary - 7.3%
24,673	Amazon.com, Inc.(a)	5,417,451
14,693	Chipotle Mexican Grill, Inc.(a)	575,819
3,172	D.R. Horton, Inc.	537,559
10,843	General Motors Company	661,098
2,728	Hilton Worldwide Holdings, Inc.(a)	707,752
2,540	Lennar Corporation, Class A	320,142
1,243	Lululemon Athletica, Inc.(a)	221,167
2,589	Marriott International, Inc., Class A	674,279
9,803	O’Reilly Automotive, Inc.(a)	1,056,861
2,257	PulteGroup, Inc.	298,217
8,244	Tesla, Inc.(a)	3,666,271
		14,136,616
	Consumer Staples - 3.9%
26,673	Coca-Cola Company (The)	1,768,954
14,977	Keurig Dr Pepper, Inc.	382,063
12,304	PepsiCo, Inc.	1,727,974
11,383	Procter & Gamble Company (The)	1,748,998
18,241	Walmart, Inc.	1,879,917
		7,507,906
	Energy - 2.3%
11,255	Baker Hughes Company	548,344
2,119	Diamondback Energy, Inc.	303,229
16,676	Exxon Mobil Corporation	1,880,218
1,201	First Solar, Inc.(a)	264,857
9,500	Halliburton Company	233,700

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.8% (Continued)
	Energy - 2.3% (Continued)
4,614	Phillips 66	$627,596
16,957	SLB Ltd.	582,812
		4,440,756
	Financials - 7.0%
2,992	Allstate Corporation (The)	642,233
5,501	American Express Company	1,827,212
2,901	Arthur J Gallagher & Company	898,556
36,463	Bank of America Corporation	1,881,126
4,703	Berkshire Hathaway, Inc., Class B(a)	2,364,386
4,225	Chubb Ltd.	1,192,506
18,827	Citigroup, Inc.	1,910,941
3,203	Hartford Insurance Group, Inc. (The)	427,248
7,411	JPMorgan Chase & Company	2,337,652
		13,481,860
	Health Care - 7.1%
5,976	Amgen, Inc.	1,686,427
2,736	Cardinal Health, Inc.	429,443
2,294	Cooper Companies, Inc. (The)(a)	157,277
2,525	Eli Lilly & Company	1,926,575
14,193	Gilead Sciences, Inc.	1,575,423
925	IDEXX Laboratories, Inc.(a)	590,973
800	Insulet Corporation(a)	246,984
21,210	Merck & Company, Inc.	1,780,155
3,921	Stryker Corporation	1,449,476
5,763	UnitedHealth Group, Inc.	1,989,963
2,904	Vertex Pharmaceuticals, Inc.(a)	1,137,323
4,993	Zoetis, Inc.	730,576
		13,700,595
	Industrials - 6.3%
13,893	Amphenol Corporation, Class A	1,719,259
4,267	Caterpillar, Inc.	2,035,999
3,874	Cintas Corporation	795,177
7,527	Delta Air Lines, Inc.	427,157
13,170	Fastenal Company	645,857

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.8% (Continued)
	Industrials - 6.3% (Continued)
6,510	General Electric Company	$1,958,338
7,248	Honeywell International, Inc.	1,525,704
446	Huntington Ingalls Industries, Inc.	128,408
1,464	Parker-Hannifin Corporation	1,109,932
2,298	Republic Services, Inc.	527,345
6,126	Southwest Airlines Company	195,481
727	United Rentals, Inc.(a)	694,037
508	WW Grainger, Inc.	484,104
		12,246,798
	Materials - 1.7%
2,926	Ecolab, Inc.	801,314
12,394	Newmont Corporation	1,044,938
2,670	Sherwin-Williams Company (The)	924,515
1,531	Vulcan Materials Co.	470,966
		3,241,733
	Real Estate - 1.7%
5,199	American Tower Corporation	999,872
3,339	CBRE Group, Inc., Class A(a)	526,093
7,268	Host Hotels & Resorts, Inc.	123,701
3,356	Iron Mountain, Inc.	342,111
10,405	Realty Income Corporation	632,520
3,723	Simon Property Group, Inc.	698,695
		3,322,992
	Technology - 29.5%(b)
37,706	Apple, Inc.	9,601,078
4,662	Automatic Data Processing, Inc.	1,368,297
13,135	Broadcom, Inc.	4,333,368
27,111	Cisco Systems, Inc.	1,854,935
2,936	CrowdStrike Holdings, Inc., Class A(a)	1,439,756
275	Fair Isaac Corporation(a)	411,546
6,188	Fiserv, Inc.(a)	797,819
857	Gartner, Inc.(a)	225,280
2,669	Intuit, Inc.	1,822,687
831	Jack Henry & Associates, Inc.	123,761

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 77.8% (Continued)
	Technology - 29.5%(b) (Continued)
3,129	Mastercard, Inc., Class A	$1,779,806
12,822	Micron Technology, Inc.	2,145,377
19,947	Microsoft Corporation	10,331,549
67,139	NVIDIA Corporation	12,526,795
7,817	Oracle Corporation	2,198,453
7,749	Palo Alto Networks, Inc.(a)	1,577,851
573	Paycom Software, Inc.(a)	119,264
10,880	PayPal Holdings, Inc.(a)	729,613
3,327	S&P Global, Inc.	1,619,284
7,232	Salesforce, Inc.	1,713,984
500	Tyler Technologies, Inc.(a)	261,580
		56,982,083
	Utilities - 1.9%
2,162	American Water Works Company, Inc.	300,929
3,541	Constellation Energy Corporation	1,165,237
8,815	Duke Energy Corporation	1,090,856
11,387	Exelon Corporation	512,529
6,232	FirstEnergy Corporation	285,550
8,362	PPL Corporation	310,732
		3,665,833
	TOTAL COMMON STOCKS (Cost $122,833,230)	150,401,723

	EXCHANGE-TRADED FUNDS — 4.1%
	Equity - 1.6%
2,328	iShares Core S&P 500 ETF, USD Class	1,558,130
2,333	SPDR S&P 500 ETF	1,554,198
		3,112,328
	Fixed Income - 2.5%
59,815	iShares iBoxx $ High Yield Corporate Bond ETF	4,856,380

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,885,160)	$7,968,708

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 0.5%
	REAL ESTATE — 0.5%
1,000,000	Marriott Vacations Worldwide Corp.	4.7500	01/15/28	$983,666
	TOTAL CONVERTIBLE BONDS (Cost $975,318)			983,666

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.0%
	COMMUNICATIONS — 2.0%
1,000,000	Boyd Gaming Corporation	4.7500	12/01/27	994,255
1,000,000	CCO Holdings, LLC / CCO Holdings Capital(c)	4.5000	06/01/33	889,576
1,000,000	Nexstar Broadcasting, Inc.(c)	4.7500	11/01/28	976,050
1,000,000	Telecom Italia Capital S.A.	7.2000	07/18/36	1,079,162
				3,939,043
	CONSUMER DISCRETIONARY — 3.6%
1,000,000	Builders FirstSource, Inc.(c)	6.3750	03/01/34	1,030,119
1,000,000	Caesars Entertainment, Inc.(c)	7.0000	02/15/30	1,028,247
1,000,000	Light & Wonder International, Inc.(c)	7.2500	11/15/29	1,026,234
1,000,000	Nissan Motor Acceptance Company, LLC(c)	2.7500	03/09/28	938,270
1,000,000	Papa John’s International, Inc.(c)	3.8750	09/15/29	953,472
1,000,000	Six Flags Entertainment Corporation(c)	7.2500	05/15/31	1,000,274
1,000,000	Thor Industries, Inc.(c)	4.0000	10/15/29	947,513
				6,924,129
	CONSUMER STAPLES — 1.0%
1,000,000	Lamb Weston Holdings, Inc.(c)	4.3750	01/31/32	945,216
1,000,000	Performance Food Group, Inc.(c)	6.1250	09/15/32	1,024,303
				1,969,519
	ENERGY — 2.6%
1,000,000	California Resources Corporation(c)	8.2500	06/15/29	1,042,845

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.0% (Continued)
	ENERGY — 2.6% (Continued)
1,000,000	Matador Resources Company(c)	6.8750	04/15/28	$1,020,530
1,000,000	Occidental Petroleum Corporation Series B	3.2000	08/15/26	986,929
1,000,000	Valaris Ltd.(c)	8.3750	04/30/30	1,036,028
1,000,000	Valvoline, Inc.(c)	3.6250	06/15/31	915,321
				5,001,653
	FINANCIALS — 0.5%
1,000,000	Starwood Property Trust, Inc.(c)	7.2500	04/01/29	1,050,975

	HEALTH CARE — 1.5%
1,000,000	Encompass Health Corporation	4.6250	04/01/31	972,929
1,000,000	Perrigo Finance Unlimited Company	6.1250	09/30/32	1,005,870
1,000,000	TELEFLEX, Inc. Series B(c)	4.2500	06/01/28	976,199
				2,954,998
	INDUSTRIALS — 2.1%
1,000,000	Aramark Services, Inc.(c)	5.0000	02/01/28	995,294
1,000,000	Atkore, Inc.(c)	4.2500	06/01/31	932,008
1,000,000	Chart Industries, Inc.(c)	9.5000	01/01/31	1,071,345
1,000,000	Dycom Industries, Inc.(c)	4.5000	04/15/29	976,610
				3,975,257
	MATERIALS — 0.5%
1,000,000	Advanced Drainage Systems, Inc.(c)	6.3750	06/15/30	1,017,258

	REAL ESTATE — 1.0%
1,000,000	Iron Mountain Information Management Services, Inc.(c)	5.0000	07/15/32	963,619
1,000,000	SBA Communications Corp.	3.8750	02/15/27	984,953
				1,948,572
	TECHNOLOGY — 1.1%
1,000,000	Open Text Holdings, Inc. SR GLBL 144A 30 Series(c)	4.1250	02/15/30	947,289
1,000,000	Sealed Air Corporation(c)	6.8750	07/15/33	1,085,996
				2,033,285
	UTILITES — 1.1%
1,000,000	NRG Energy, Inc.(c)	6.2500	11/01/34	1,025,090
1,000,000	Vistra Operations Company, LLC(c)	7.7500	10/15/31	1,058,230

NAA ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 17.0% (Continued)
	UTILITES — 1.1% (Continued)
				$2,083,320

	TOTAL CORPORATE BONDS (Cost $32,262,706)			32,898,009

	TOTAL INVESTMENTS - 99.4% (Cost $163,956,414)			$192,252,106
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%			1,253,867
	NET ASSETS - 100.0%			$193,505,973

ETF - Exchange-Traded Fund

Ltd. - Limited Company

S.A. - Société Anonyme

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	See note 3.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the total market value of 144A securities is 26,873,911 or 13.9% of net assets.

NAA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4%
	Communications - 4.3%
23,529	AT&T, Inc.	$664,459
5,742	Match Group, Inc.(a)	202,807
4,607	Omnicom Group, Inc.	375,609
2,845	T-Mobile US, Inc.	681,036
1,791	VeriSign, Inc.(a)	500,710
5,528	Walt Disney Company (The)	632,956
		3,057,577
	Consumer Discretionary - 7.7%
10,795	Amazon.com, Inc.(a)	2,370,258
59,878	Ford Motor Company	716,141
6,232	LKQ Corporation	190,325
4,555	MGM Resorts International(a)	157,876
10,710	NIKE, Inc., Class B	746,808
6,969	Starbucks Corporation	589,578
5,154	TJX Companies, Inc. (The)	744,959
		5,515,945
	Consumer Staples - 7.2%
10,583	Altria Group, Inc.	699,113
9,451	Coca-Cola Company (The)	626,790
7,096	Colgate-Palmolive Company	567,254
4,221	Dollar Tree, Inc.(a)	398,336
5,841	McCormick & Company, Inc.	390,821
4,102	Molson Coors Beverage Company, Class B	185,616
9,634	Mondelez International, Inc., Class A	601,836
6,378	Procter & Gamble Company (The)	979,980
6,811	Walmart, Inc.	701,941
		5,151,687
	Energy - 6.1%
16,017	Baker Hughes Company	780,349
4,401	Chevron Corporation	683,431
6,871	ConocoPhillips	649,928
11,726	Exxon Mobil Corporation	1,322,106
1,292	First Solar, Inc.(a)	284,925

NAA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	Energy - 6.1% (Continued)
17,504	Schlumberger Ltd.	$601,612
		4,322,351
	Financials - 14.7%
17,827	Bank of America Corporation	919,695
2,544	Berkshire Hathaway, Inc., Class B(a)	1,278,971
3,276	Capital One Financial Corporation	696,412
2,280	Chubb Ltd.	643,530
8,275	Citigroup, Inc.	839,913
961	Everest Group Ltd.	336,571
6,716	Franklin Resources, Inc.	155,341
1,022	Goldman Sachs Group, Inc. (The)	813,870
3,243	JPMorgan Chase & Company	1,022,938
4,829	Morgan Stanley	767,618
2,045	Raymond James Financial, Inc.	352,967
5,672	T Rowe Price Group, Inc.	582,174
2,388	Travelers Companies, Inc. (The)	666,777
14,684	US Bancorp	709,678
8,734	Wells Fargo & Company	732,084
		10,518,539
	Health Care - 14.7%
2,211	Amgen, Inc.	623,944
3,595	Bio-Techne Corporation	199,990
3,772	Cardinal Health, Inc.	592,053
2,116	Cencora, Inc.	661,313
11,211	Centene Corporation(a)	400,008
1,143	Charles River Laboratories International, Inc.(a)	178,834
9,544	CVS Health Corporation	719,522
5,238	DexCom, Inc.(a)	352,465
1,698	Elevance Health, Inc.	548,658
5,991	Gilead Sciences, Inc.	665,001
1,540	HCA Healthcare, Inc.	656,348
2,572	Humana, Inc.	669,157
1,477	Incyte Corporation(a)	125,264
3,799	IQVIA Holdings, Inc.(a)	721,582

NAA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	Health Care - 14.7% (Continued)
6,546	Johnson & Johnson	$1,213,760
8,200	Merck & Company, Inc.	688,226
2,469	UnitedHealth Group, Inc.	852,547
4,104	Zoetis, Inc.	600,497
		10,469,169
	Industrials - 7.9%
1,211	Deere & Company	553,742
2,691	Jacobs Solutions, Inc.	403,273
6,134	Johnson Controls International plc	674,433
2,519	L3Harris Technologies, Inc.	769,328
1,281	Northrop Grumman Corporation	780,539
2,420	Old Dominion Freight Line, Inc.	340,688
2,680	Rollins, Inc.	157,423
1,228	Snap-on, Inc.	425,539
14,066	Southwest Airlines Company	448,846
4,106	Textron, Inc.	346,916
4,968	Xylem, Inc.	732,780
		5,633,507
	Information Technology - 1.0%
4,223	QUALCOMM, Inc.	702,538

	Materials - 3.5%
2,394	Ecolab, Inc.	655,621
15,382	Freeport-McMoRan, Inc.	603,282
5,945	Lyondellbasell Industries NV, A	291,543
10,850	Newmont Corporation	914,763
		2,465,209
	Real Estate - 2.7%
2,981	American Tower Corporation	573,306
3,571	Digital Realty Trust, Inc.	617,354
2,704	Extra Space Storage, Inc.	381,102
12,711	Invitation Homes, Inc.	372,814
		1,944,576

NAA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	Technology - 23.2%
3,255	Akamai Technologies, Inc.(a)	$246,599
21,944	Apple, Inc.	5,587,601
2,052	Automatic Data Processing, Inc.	602,262
9,926	Cisco Systems, Inc.	679,137
7,818	CoStar Group, Inc.(a)	659,605
468	FactSet Research Systems, Inc.	134,077
29,855	Intel Corporation	1,001,635
6,993	Lam Research Corporation	936,363
5,301	Micron Technology, Inc.	886,963
9,706	Microsoft Corporation	5,027,223
2,408	NetApp, Inc.	285,252
7,829	PayPal Holdings, Inc.(a)	525,013
		16,571,730
	Utilities - 5.4%
6,129	Ameren Corporation	639,745
4,371	American Water Works Company, Inc.	608,399
5,596	Duke Energy Corporation	692,505
5,241	Evergy, Inc.	398,421
14,781	Exelon Corporation	665,293
11,602	FirstEnergy Corporation	531,604
7,975	PPL Corporation	296,351
		3,832,318
	TOTAL COMMON STOCKS (Cost $63,810,616)	70,185,146

	EXCHANGE-TRADED FUNDS — 1.0%
	Equity - 1.0%
1,382	iShares Russell 1000 Value ETF	281,361
2,262	iShares S&P 500 Value ETF	467,126
	TOTAL EXCHANGE-TRADED FUNDS (Cost $698,191)	748,487

NAA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Fair Value
TOTAL INVESTMENTS - 99.4% (Cost $64,508,807)	$70,933,633
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	406,705
NET ASSETS - 100.0%	$71,340,338

ETF - Exchange-Traded Fund

Ltd. - Limited Company

NV - Naamioze Vennootschap

PLC - Public Limited Company

(a)	Non-income producing security.

NAA LARGE CORE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4%
	Communications - 11.4%
39,977	Alphabet, Inc., Class A	$9,718,410
6,486	Alphabet, Inc., Class C	1,579,665
101,435	AT&T, Inc.	2,864,524
545	Booking Holdings, Inc.	2,942,602
9,413	Meta Platforms, Inc., Class A	6,912,719
8,802	T-Mobile US, Inc.	2,107,023
32,933	Uber Technologies, Inc.(a)	3,226,446
		29,351,389
	Consumer Discretionary - 9.2%
41,125	Amazon.com, Inc.(a)	9,029,817
24,530	Chipotle Mexican Grill, Inc.(a)	961,331
5,325	D.R. Horton, Inc.	902,428
17,984	General Motors Company	1,096,484
4,538	Hilton Worldwide Holdings, Inc.(a)	1,177,338
4,316	Lennar Corporation, Class A	543,989
2,063	Lululemon Athletica, Inc.(a)	367,070
4,316	Marriott International, Inc., Class A	1,124,059
16,328	O’Reilly Automotive, Inc.(a)	1,760,321
3,765	PulteGroup, Inc.	497,469
13,633	Tesla, Inc.(a)	6,062,868
		23,523,174
	Consumer Staples - 4.9%
44,267	Coca-Cola Company (The)	2,935,788
24,824	Keurig Dr Pepper, Inc.	633,260
20,451	PepsiCo, Inc.	2,872,138
18,866	Procter & Gamble Company (The)	2,898,761
30,224	Walmart, Inc.	3,114,885
		12,454,832
	Energy - 2.9%
18,681	Baker Hughes Company	910,138
3,516	Diamondback Energy, Inc.	503,140
27,685	Exxon Mobil Corporation	3,121,484
2,012	First Solar, Inc.(a)	443,706
15,909	Halliburton Company	391,361

NAA LARGE CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Energy - 2.9% (Continued)
7,594	Phillips 66	$1,032,936
28,258	Schlumberger Ltd.	971,228
		7,373,993
	Financials - 8.7%
4,949	Allstate Corporation (The)	1,062,303
9,122	American Express Company	3,029,964
4,834	Arthur J Gallagher & Company	1,497,283
60,547	Bank of America Corporation	3,123,620
7,817	Berkshire Hathaway, Inc., Class B(a)	3,929,919
7,025	Chubb Ltd.	1,982,806
31,292	Citigroup, Inc.	3,176,138
5,291	Hartford Insurance Group, Inc. (The)	705,766
12,368	JPMorgan Chase & Company	3,901,238
		22,409,037
	Health Care - 8.9%
10,045	Amgen, Inc.	2,834,699
4,539	Cardinal Health, Inc.	712,441
3,818	Cooper Companies, Inc. (The)(a)	261,762
4,184	Eli Lilly & Company	3,192,393
23,663	Gilead Sciences, Inc.	2,626,593
1,536	IDEXX Laboratories, Inc.(a)	981,335
1,332	Insulet Corporation(a)	411,228
35,466	Merck & Company, Inc.	2,976,661
6,526	Stryker Corporation	2,412,466
9,549	UnitedHealth Group, Inc.	3,297,270
4,830	Vertex Pharmaceuticals, Inc.(a)	1,891,621
8,302	Zoetis, Inc.	1,214,749
		22,813,218
	Industrials - 7.9%
23,182	Amphenol Corporation, Class A	2,868,773
7,095	Caterpillar, Inc.	3,385,380
6,420	Cintas Corporation	1,317,769
12,391	Delta Air Lines, Inc.	703,189
21,811	Fastenal Company	1,069,611

NAA LARGE CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Industrials - 7.9% (Continued)
10,807	General Electric Company	$3,250,962
12,044	Honeywell International, Inc.	2,535,262
739	Huntington Ingalls Industries, Inc.	212,765
2,421	Parker-Hannifin Corporation	1,835,481
3,817	Republic Services, Inc.	875,925
10,056	Southwest Airlines Company	320,887
1,209	United Rentals, Inc.(a)	1,154,184
833	WW Grainger, Inc.	793,816
		20,324,004
	Materials - 2.1%
4,859	Ecolab, Inc.	1,330,686
20,700	Newmont Corporation	1,745,217
4,421	Sherwin-Williams Company (The)	1,530,815
2,538	Vulcan Materials Co.	780,740
		5,387,458
	Real Estate - 2.1%
8,652	American Tower Corporation	1,663,952
5,513	CBRE Group, Inc., Class A(a)	868,628
12,083	Host Hotels & Resorts, Inc.	205,653
5,591	Iron Mountain, Inc.	569,947
17,286	Realty Income Corporation	1,050,816
6,183	Simon Property Group, Inc.	1,160,363
		5,519,359
	Technology - 36.9%(b)
62,614	Apple, Inc.	15,943,403
7,729	Automatic Data Processing, Inc.	2,268,462
21,846	Broadcom, Inc.	7,207,214
45,098	Cisco Systems, Inc.	3,085,605
4,842	CrowdStrike Holdings, Inc., Class A(a)	2,374,420
457	Fair Isaac Corporation(a)	683,914
10,284	Fiserv, Inc.(a)	1,325,916
1,428	Gartner, Inc.(a)	375,378
4,433	Intuit, Inc.	3,027,340
1,379	Jack Henry & Associates, Inc.	205,374

NAA LARGE CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Technology - 36.9%(b) (Continued)
5,177	Mastercard, Inc., Class A	$2,944,729
21,199	Micron Technology, Inc.	3,547,017
33,012	Microsoft Corporation	17,098,566
111,898	NVIDIA Corporation	20,877,928
12,977	Oracle Corporation	3,649,652
12,847	Palo Alto Networks, Inc.(a)	2,615,906
947	Paycom Software, Inc.(a)	197,109
18,094	PayPal Holdings, Inc.(a)	1,213,384
5,542	S&P Global, Inc.	2,697,347
11,935	Salesforce, Inc.	2,828,595
825	Tyler Technologies, Inc.(a)	431,607
		94,598,866
	Utilities - 2.4%
3,596	American Water Works Company, Inc.	500,527
5,870	Constellation Energy Corporation	1,931,641
14,674	Duke Energy Corporation	1,815,908
18,935	Exelon Corporation	852,264
10,345	FirstEnergy Corporation	474,008
13,889	PPL Corporation	516,115
		6,090,463
	TOTAL COMMON STOCKS (Cost $218,030,895)	249,845,793

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
3,860	iShares Core S&P 500 ETF	2,583,498
3,869	SPDR S&P 500 ETF	2,577,450
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,124,784)	5,160,948

NAA LARGE CORE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Fair Value
TOTAL INVESTMENTS - 99.4% (Cost $223,155,679)	$255,006,741
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	1,415,795
NET ASSETS - 100.0%	$256,422,536

ETF - Exchange-Traded Fund

Ltd. - Limited Company

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	See note 3.

NAA MID GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	Communications - 2.3%
4,349	Expedia Group, Inc.(a)	$929,599
5,754	New York Times Company (The), Class A	330,280
2,094	TKO Group Holdings, Inc.	422,904
		1,682,783
	Consumer Discretionary - 10.4%
3,260	Abercrombie & Fitch Company, Class A	278,893
2,354	Boyd Gaming Corporation(a)	203,503
4,286	Burlington Stores, Inc.(a)	1,090,787
12,743	Chewy, Inc., Class A(a)	515,454
4,762	Churchill Downs, Inc.	461,962
3,772	Crocs, Inc.(a)	315,151
5,517	Deckers Outdoor Corporation(a)	559,259
6,139	Gentex Corporation	173,734
1,744	Grand Canyon Education, Inc.(a)	382,843
5,697	Light & Wonder, Inc.(a)	478,206
5,101	Planet Fitness, Inc., Class A(a)	529,484
1,333	Ralph Lauren Corporation	417,975
7,935	Somnigroup International, Inc.	669,159
4,168	Texas Roadhouse, Inc.	692,512
4,396	Travel + Leisure Company	261,518
1,948	Wingstop, Inc.(a)	490,273
		7,520,713
	Consumer Staples - 4.3%
4,013	BJ’s Wholesale Club Holdings, Inc.(a)	374,212
11,574	Colgate-Palmolive Company	925,226
3,482	e.l.f. Beauty, Inc.(a)	461,295
11,368	Hims & Hers Health, Inc.(a)	644,793
6,270	Sprouts Farmers Market, Inc.(a)	682,176
		3,087,702
	Energy - 3.4%
6,456	DT Midstream, Inc.	729,915
4,478	Matador Resources Company(a)	201,197
11,759	ONEOK, Inc.	858,055
39,005	Permian Resources Corporation	499,264

NAA MID GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Energy - 3.4% (Continued)
2,236	Weatherford International PLC	$153,009
		2,441,440
	Financials - 14.4%
7,745	Brown & Brown, Inc.	726,404
3,012	Cullen/Frost Bankers, Inc.	381,831
19,307	Equitable Holdings, Inc.(a)	980,410
2,279	Evercore Partners, Inc., Class A	768,752
3,071	Hamilton Lane, Inc., Class A(a)	413,940
3,466	Houlihan Lokey, Inc.	711,639
19,401	Interactive Brokers Group, Inc., Class A	1,334,982
1,415	Kinsale Capital Group, Inc.	601,743
7,108	MGIC Investment Corporation	201,654
3,298	Pinnacle Financial Partners, Inc.	309,319
2,103	Primerica, Inc.	583,772
3,092	RenaissanceRe Holdings Ltd.	785,152
5,488	RLI Corporation	357,927
6,753	Ryan Specialty Group Holdings, Inc.(a)	380,599
3,743	SEI Investments Company	317,594
13,400	SLM Corporation(a)	370,912
4,641	Stifel Financial Corporation(a)	526,614
7,242	Western Alliance Bancorp	628,027
		10,381,271
	Health Care - 10.0%
1,422	DaVita, Inc.(a)	188,941
5,898	DexCom, Inc.(a)	396,876
4,567	Encompass Health Corporation	580,100
3,476	Ensign Group, Inc. (The)	600,549
7,751	Globus Medical, Inc., Class A(a)	443,900
7,984	Halozyme Therapeutics, Inc.(a)	585,547
4,517	Lantheus Holdings, Inc.(a)	231,677
1,525	Medpace Holdings, Inc.(a)	784,094
6,208	Neurocrine Biosciences, Inc.(a)	871,479
1,603	Penumbra, Inc.(a)	406,072
11,828	Sarepta Therapeutics, Inc.(a)	227,926

NAA MID GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Health Care - 10.0% (Continued)
3,396	Tenet Healthcare Corporation(a)	$689,524
2,789	United Therapeutics Corporation(a)	1,169,176
		7,175,861
	Industrials - 24.7%
4,734	AAON, Inc.	442,345
4,516	AECOM(a)	589,203
1,555	Allegion plc	275,779
47,262	American Airlines Group, Inc.	531,225
5,484	BWX Technologies, Inc.	1,011,085
2,945	Chart Industries, Inc.(a)	589,442
3,196	Clean Harbors, Inc.(a)	742,175
2,042	Comfort Systems USA, Inc.	1,685,017
7,780	Core & Main, Inc., Class A(a)	418,797
2,204	Curtiss-Wright Corporation	1,196,640
4,500	Donaldson Company, Inc.	368,325
2,100	EMCOR Group, Inc.	1,364,033
3,901	ESAB Corporation	435,898
8,551	H&R Block, Inc.	432,424
3,604	ITT, Inc.	644,251
1,080	Lennox International, Inc.	571,709
2,068	Lincoln Electric Holdings, Inc.	487,696
1,493	Novanta, Inc.(a)	149,524
10,170	nVent Electric PLC	1,003,169
9,753	RB Global, Inc.	1,056,835
2,033	RBC Bearings, Inc.(a)	793,460
1,724	Saia, Inc.(a)	516,097
16,859	Tetra Tech, Inc.	562,753
1,888	TopBuild Corporation(a)	737,944
912	Watts Water Technologies, Inc., Class A	254,703
3,664	Woodward, Inc.	925,929
		17,786,458
	Materials - 6.9%
2,284	AptarGroup, Inc.	305,279
9,090	ATI, Inc.(a)	739,381

NAA MID GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Materials - 6.9% (Continued)
7,987	Axalta Coating Systems Ltd.(a)	$228,588
2,220	Eagle Materials, Inc.	517,349
3,921	Ecolab, Inc.	1,073,805
4,161	Louisiana-Pacific Corporation	369,663
5,829	Owens Corning	824,570
5,072	RPM International, Inc.	597,887
1,862	Simpson Manufacturing Company, Inc.	311,811
		4,968,333
	Real Estate - 3.7%
7,818	American Homes 4 Rent, Class A	259,949
6,128	Equity LifeStyle Properties, Inc.	371,970
7,792	Gaming and Leisure Properties, Inc.	363,185
3,604	Lamar Advertising Company, Class A	441,202
6,488	Simon Property Group, Inc.	1,217,602
		2,653,908
	Technology - 17.7%
1,506	Appfolio, Inc., A(a)	415,144
1,765	Broadridge Financial Solutions, Inc.	420,370
2,095	Cirrus Logic, Inc.(a)	262,483
2,930	CommVault Systems, Inc.(a)	553,125
13,282	DocuSign, Inc.(a)	957,499
8,791	Doximity, Inc., Class A	643,062
7,835	Dropbox, Inc., Class A(a)	236,695
2,129	Duolingo, Inc.(a)	685,197
18,355	Dynatrace, Inc.(a)	889,300
4,135	Guidewire Software, Inc.(a)	950,471
5,831	HealthEquity, Inc.(a)	552,604
3,989	Manhattan Associates, Inc.(a)	817,665
1,707	Morningstar, Inc.	396,041
10,305	Okta, Inc.(a)	944,969
5,201	Paychex, Inc.	659,278
1,777	Paycom Software, Inc.(a)	369,865
2,924	Paylocity Holding Corporation(a)	465,705
1,395	Qualys, Inc.(a)	184,600

NAA MID GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	Technology - 17.7% (Continued)
4,469	Shift4 Payments, Inc., Class A(a)	$345,901
16,520	Super Micro Computer, Inc.(a)	791,969
1,485	Tyler Technologies, Inc.(a)	776,893
1,367	Universal Display Corporation(a)	196,342
1,567	WEX, Inc.(a)	246,850
		12,762,028
	Utilities - 0.9%
7,584	Public Service Enterprise Group, Inc.	632,961

	TOTAL COMMON STOCKS (Cost $69,998,513)	71,093,458

	EXCHANGE-TRADED FUNDS — 1.0%
	Equity - 1.0%
4,203	iShares Russell Mid-Cap Growth ETF	598,549
1,427	iShares S&P Mid-Cap 400 Growth ETF	136,835
	TOTAL EXCHANGE-TRADED FUNDS (Cost $717,583)	735,384

	TOTAL INVESTMENTS - 99.7% (Cost $70,716,096)	$71,828,842
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	245,500
	NET ASSETS - 100.0%	$72,074,342

ETF - Exchange-Traded Fund

Ltd. - Limited Company

PLC - Public Limited Company

(a)	Non-income producing security.

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 55.3%
	Communication Services - 0.3%
82	Netflix, Inc.(a)	$98,311

	Communications - 6.0%
852	Alphabet, Inc., Class A	207,121
4,238	Anterix, Inc.(a)	90,990
10,255	AT&T, Inc.	289,601
48	Booking Holdings, Inc.	259,166
451	Expedia Group, Inc.(a)	96,401
393	GoDaddy, Inc., Class A(a)	53,774
298	IDT Corporation, Class B	15,588
2,398	Iridium Communications, Inc.(a)	41,869
7,798	Liberty Global Ltd., Class A(a)	89,365
272	Meta Platforms, Inc., Class A	199,751
6,570	Spok Holdings, Inc.	113,333
156	Spotify Technology S.A., Class A(a)	108,888
1,220	Telephone and Data Systems, Inc.	47,873
1,152	T-Mobile US, Inc.	275,766
5,082	Verizon Communications, Inc.	223,354
		2,112,840
	Consumer Discretionary - 2.1%
916	Armstrong World Industries, Inc.	179,545
1,626	Carnival Corporation(a)	47,008
1,001	Churchill Downs, Inc.	97,107
1,004	Fortune Brands Innovations, Inc.	53,604
579	Home Depot, Inc. (The)	234,605
35	PDD Holdings, Inc. - ADR(a)	4,626
1,189	PROG Holdings, Inc.	38,476
57	Ralph Lauren Corporation	17,873
206	Royal Caribbean Cruises Ltd.	66,657
		739,501
	Consumer Staples - 6.7%
3,931	Altria Group, Inc.	259,682
4,548	Brown-Forman Corporation, Class B	123,160
1,532	Colgate-Palmolive Company	122,468

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 55.3% (Continued)
	Consumer Staples - 6.7% (Continued)
1,788	Constellation Brands, Inc., Class A	$240,790
3,267	General Mills, Inc.	164,722
2,284	Hershey Company (The)	427,222
3,471	Monster Beverage Corporation(a)	233,633
3,267	PepsiCo, Inc.	458,818
1,486	Philip Morris International, Inc.	241,029
2,273	USANA Health Sciences, Inc.(a)	62,621
		2,334,145
	Energy - 6.4%
15,309	Antero Midstream Corporation	297,607
1,070	Cheniere Energy, Inc.	251,429
2,703	Chevron Corporation	419,748
3,144	DT Midstream, Inc.	355,461
3,140	Exxon Mobil Corporation	354,035
5,843	Kinder Morgan, Inc.	165,415
635	Targa Resources Corporation	106,388
4,413	Williams Companies, Inc. (The)	279,564
		2,229,647
	Financials - 5.1%
1,459	AerCap Holdings N.V.(a)	176,538
210	Ameriprise Financial, Inc.	103,163
15,924	Annaly Capital Management, Inc.	321,825
671	CME Group, Inc.	181,298
1,363	Commerce Bancshares, Inc.	81,453
9,359	Dynex Capital, Inc.	115,022
654	Federal Agricultural Mortgage Corporation, Class C	109,859
994	Interactive Brokers Group, Inc., Class A	68,397
13,740	Invesco Mortgage Capital, Inc.	103,874
1,032	LendingTree, Inc.(a)	66,801
13,673	MFA Financial, Inc.	125,655
14,646	Orchid Island Capital, Inc.	102,668
734	QCR Holdings, Inc.	55,520
3,920	Regions Financial Corporation	103,370

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 55.3% (Continued)
	Financials - 5.1% (Continued)
5,957	TPG RE Finance Trust, Inc.	$50,992
		1,766,435
	Health Care - 1.0%
1,537	Bioventus, Inc.(a)	10,283
1,196	Cooper Companies, Inc. (The)(a)	81,997
295	HCA Healthcare, Inc.	125,729
1,660	Merck & Company, Inc.	139,324
		357,333
	Industrials - 6.2%
1,425	3M Company	221,131
16,295	ADT, Inc.	141,929
833	Allegion plc	147,733
32	Curtiss-Wright Corporation	17,374
113	EMCOR Group, Inc.	73,398
1,757	Fluor Corporation	73,917
3,841	Fortive Corporation	188,171
3,387	Graco, Inc.	287,759
437	Illinois Tool Works, Inc.	113,952
370	Lennox International, Inc.	195,863
816	Nextracker Inc., Class A(a)	60,376
814	Otis Worldwide Corporation	74,424
52	Pentair PLC	5,760
492	Snap-on, Inc.	170,493
873	Toro Company (The)	66,523
421	Trane Technologies PLC	177,645
59	TransDigm Group, Inc.(a)	77,763
98	WW Grainger, Inc.	93,390
		2,187,601
	Information Technology - 0.0%(b)
21	QUALCOMM, Inc.	3,494

	Materials - 3.2%
2,469	Olympic Steel, Inc.	75,181
1,485	Reliance, Inc.	417,032

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 55.3% (Continued)
	Materials - 3.2% (Continued)
2,575	Ryerson Holding Corporation	$58,865
4,689	Southern Copper Corporation	569,057
		1,120,135
	Real Estate - 1.4%
19,396	AGNC Investment Corporation	189,887
1,287	McGrath RentCorp	150,965
5,151	VICI Properties, Inc.	167,974
		508,826
	Technology - 6.8%
725	Adobe, Inc.(a)	255,745
604	Autodesk, Inc.(a)	191,873
8,622	Bandwidth, Inc., A(a)	143,729
501	Cirrus Logic, Inc.(a)	62,770
2,679	Clear Secure, Inc., Class A	89,425
2,553	Dolby Laboratories, Inc., Class A	184,760
1,908	Dropbox, Inc., Class A(a)	57,641
161	F5, Inc.(a)	52,034
133	Gartner, Inc.(a)	34,962
4,470	Gen Digital, Inc.	126,903
580	Mastercard, Inc., Class A	329,909
232	Moody’s Corporation	110,543
358	Motorola Solutions, Inc.	163,710
199	MSCI, Inc.	112,915
548	PTC, Inc.(a)	111,255
245	S&P Global, Inc.	119,244
585	Veeva Systems, Inc., Class A(a)	174,277
345	Wix.com Ltd.(a)	61,282
		2,382,977
	Utilities - 10.1%
1,236	American Electric Power Company, Inc.	139,050
1,704	American States Water Company	124,937
1,417	American Water Works Company, Inc.	197,232
3,162	Atmos Energy Corporation	539,912
1,911	Duke Energy Corporation	236,486

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 55.3% (Continued)
	Utilities - 10.1% (Continued)
1,511	Edison International	$83,528
6,341	Essential Utilities, Inc.	253,006
1,843	Evergy, Inc.	140,105
3,699	Genie Energy Ltd., Class B(a)	55,300
3,184	National Fuel Gas Company	294,106
2,306	NextEra Energy, Inc.	174,080
4,449	NiSource, Inc.	192,642
8,178	OGE Energy Corporation	378,396
2,065	Otter Tail Corporation	169,268
1,397	PG&E Corporation	21,067
2,486	Southern Company (The)	235,598
2,453	WEC Energy Group, Inc.	281,089
		3,515,802
	TOTAL COMMON STOCKS (Cost $18,463,584)	19,357,047

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 28.6%
	U.S. TREASURY BILLS — 28.6%
10,000,000	United States Treasury Bill(c)	–	10/02/25	9,998,885
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,998,819)

	TOTAL INVESTMENTS - 83.9% (Cost $28,462,403)			$29,355,932
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.1%			5,647,059
	NET ASSETS - 100.0%			$35,002,991

ADR - American Depositary Receipt

LTD - Limited Company

MSCI - Morgan Stanley Capital International

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

S.A. - Société Anonyme

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Zero coupon bond.

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

TOTAL RETURN SWAPS
Notional Amount at September 30, 2025	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$4,103	28	3M Co	FEDEF-1D + 45 bps	Pay	11/24/2025	$165	$-	$165
111,108	1,089	Abercrombie & Fitch	FEDEF-1D + 45 bps	Pay	11/24/2025	(18,637)	-	(18,637)
(265,788)	(5,324)	Abm Industries Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	22,934	-	22,934
(346,999)	(24,353)	Acuren Corporation	FEDEF-1D - 35 bps	Receive	11/24/2025	23,040	-	23,040
(346,464)	(34,618)	Acv Auctions Inc-A	FEDEF-1D - 35 bps	Receive	11/24/2025	3,580	-	3,580
(354,696)	(3,058)	Addus Homecare Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	(5,933)	-	(5,933)
172,152	24,442	Adt Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	38,639	-	38,639
175,021	1,789	Aercap Holdings Nv	FEDEF-1D + 45 bps	Pay	11/24/2025	35,577	-	35,577
135,804	13,369	Aes Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	40,822	-	40,822
138,830	15,416	Agnc Investment Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	22,305	-	22,305
(392,055)	(4,300)	Albemarle Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	49,844	-	49,844
511,329	16,684	Alcoa Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	33,638	-	33,638
102,946	789	Allegion Plc	FEDEF-1D + 45 bps	Pay	11/24/2025	35,197	-	35,197
110,221	664	Alpha Metallurgical	FEDEF-1D + 45 bps	Pay	11/24/2025	(1,953)	-	(1,953)
159,073	2,910	Altria Group Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	37,897	-	37,897
95,147	970	American Electric Power	FEDEF-1D + 45 bps	Pay	11/24/2025	12,698	-	12,698
(232,323)	(8,171)	American Healthcare	FEDEF-1D - 35 bps	Receive	11/24/2025	(110,946)	-	(110,946)
191,432	2,555	American States Water	FEDEF-1D + 45 bps	Pay	11/24/2025	(6,064)	-	(6,064)
157,401	301	Ameriprise Financial	FEDEF-1D + 45 bps	Pay	11/24/2025	(13,078)	-	(13,078)
415,563	7,578	Anglogold Ashanti PLC	FEDEF-1D + 45 bps	Pay	11/24/2025	118,998	-	118,998
133,537	7,073	Annaly Capital Management	FEDEF-1D + 45 bps	Pay	11/24/2025	19,745	-	19,745
327,515	10,463	Anterix Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(110,146)	-	(110,146)
151,865	9,614	Antero Midstream Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	35,134	-	35,134
107,692	495	Appfolio Inc - A	FEDEF-1D + 45 bps	Pay	11/24/2025	27,036	-	27,036
146,063	611	Applied Industrial Technologies	FEDEF-1D + 45 bps	Pay	11/24/2025	10,211	-	10,211
81,213	203	Applovin Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	63,364	-	63,364
(111,080)	(1,475)	Arcbest Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	8,604	-	8,604
(229,639)	(8,736)	Archrock Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(86)	-	(86)
225,454	13,317	Armour Residential Reit	FEDEF-1D + 45 bps	Pay	11/24/2025	(19,448)	-	(19,448)
62,803	411	Armstrong World Industries	FEDEF-1D + 45 bps	Pay	11/24/2025	16,326	-	16,326
130,200	3,845	Artisan Partners Assets	FEDEF-1D + 45 bps	Pay	11/24/2025	39,000	-	39,000
(385,709)	(7,103)	Ashland Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	45,043	-	45,043
199,085	8,553	At&T Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	41,221	-	41,221
(344,771)	(8,485)	Atlanta Braves Holdings	FEDEF-1D - 35 bps	Receive	11/24/2025	(3,619)	-	(3,619)
195,677	5,720	Atlantic Union Banks	FEDEF-1D + 45 bps	Pay	11/24/2025	4,947	-	4,947
(349,833)	(30,232)	Atlas Energy Solutions	FEDEF-1D - 100 bps	Receive	11/24/2025	6,242	-	6,242
(342,851)	(2,281)	Balchem Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	742	-	742
(377,081)	(7,228)	Ball Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	18,574	-	18,574
101,859	2,160	Bancorp Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	58,003	-	58,003
350,876	21,155	Bandwidth Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(8,141)	-	(8,141)
(360,297)	(13,556)	Bbb Foods Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(4,986)	-	(4,986)
83,238	1,442	Bellring Brands Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(31,745)	-	(31,745)
122,827	16,253	Bioventus Inc - A	FEDEF-1D + 45 bps	Pay	11/24/2025	(16,800)	-	(16,800)
(359,825)	(16,013)	Bkv Corporation	FEDEF-1D - 35 bps	Receive	11/24/2025	(6,039)	-	(6,039)
141,663	3,078	Blue Bird Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	33,848	-	33,848
94,857	811	Booz Allen Hamilton	FEDEF-1D + 45 bps	Pay	11/24/2025	(14,862)	-	(14,862)
(352,822)	(8,636)	Cactus Inc - A	FEDEF-1D - 35 bps	Receive	11/24/2025	12,142	-	12,142
164,848	4,756	Cadence Bank	FEDEF-1D + 45 bps	Pay	11/24/2025	13,124	-	13,124
291,316	3,000	Cal-Maine Foods Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(6,611)	-	(6,611)
(179,565)	(1,574)	Camden Property Trust	FEDEF-1D - 35 bps	Receive	11/24/2025	11,538	-	11,538
96,994	221	Carlisle Cos Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(27,573)	-	(27,573)
84,922	3,577	Carnival Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	16,037	-	16,037

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

TOTAL RETURN SWAPS
Notional Amount at September 30, 2025	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$183,358	653	Carpenter Technology	FEDEF-1D + 45 bps	Pay	11/24/2025	$(24,917)	$-	$(24,917)
133,088	6,993	Castle Biosciences Inc.	FEDEF-1D + 45 bps	Pay	11/24/2025	24,439	-	24,439
(76,006)	(2,496)	Ceco Environmental Corp.	FEDEF-1D - 35 bps	Receive	11/24/2025	(49,177)	-	(49,177)
(221,838)	(4,129)	Celanese Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	49,856	-	49,856
144,636	8,486	Century Aluminum Company	FEDEF-1D + 45 bps	Pay	11/24/2025	101,704	-	101,704
(409,828)	(21,267)	Chemours Co.	FEDEF-1D - 35 bps	Receive	11/24/2025	77,869	-	77,869
172,023	1,501	Churchill Downs Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(31,303)	-	(31,303)
77,390	752	Cirrus Logic Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	13,609	-	13,609
94,761	4,019	Clear Secure Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	39,190	-	39,190
(367,388)	(11,566)	Cnx Resources Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	(1,866)	-	(1,866)
119,806	1,065	Coca-Cola Consolidated	FEDEF-1D + 45 bps	Pay	11/24/2025	3,449	-	3,449
244,448	29,174	Coeur Mining Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	300,205	-	300,205
(188,915)	(12,235)	Columbia Financial Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	5,365	-	5,365
131,490	2,045	Commerce Bancshares	FEDEF-1D + 45 bps	Pay	11/24/2025	(11,358)	-	(11,358)
292,611	5,443	Commercial Metals Co	FEDEF-1D + 45 bps	Pay	11/24/2025	16,233	-	16,233
(355,375)	(18,634)	Comstock Resources Inc.	FEDEF-1D - 35 bps	Receive	11/24/2025	(10,978)	-	(10,978)
146,955	5,820	Consolidated Water Co.	FEDEF-1D + 45 bps	Pay	11/24/2025	55,172	-	55,172
133,328	9,258	Constellium SE	FEDEF-1D + 45 bps	Pay	11/24/2025	2,920	-	2,920
158,887	2,216	Cooper Cos Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(10,279)	-	(10,279)
(346,050)	(4,538)	Core Natural Resources	FEDEF-1D - 35 bps	Receive	11/24/2025	(31,312)	-	(31,312)
(296,160)	(2,937)	Crown Castle Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	14,344	-	14,344
(279,097)	(12,145)	Curbline Properties	FEDEF-1D - 35 bps	Receive	11/24/2025	10,554	-	10,554
68,598	219	Curtiss-Wright Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	48,420	-	48,420
501,747	32,056	Cushman & Wakefield	FEDEF-1D + 45 bps	Pay	11/24/2025	8,268	-	8,268
115,713	257	Daily Journal Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	3,131	-	3,131
211,635	1,493	Davita Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(15,847)	-	(15,847)
248,875	23,168	Dht Holdings Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	31,980	-	31,980
(254,768)	(31,128)	Diamondrock Hospital	FEDEF-1D - 35 bps	Receive	11/24/2025	5,668	-	5,668
127,210	5,926	Dorian Lpg Ltd	FEDEF-1D + 45 bps	Pay	11/24/2025	53,281	-	53,281
(280,457)	(10,879)	Dow Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	29,352	-	29,352
76,720	2,862	Dropbox Inc-Class A	FEDEF-1D + 45 bps	Pay	11/24/2025	7,527	-	7,527
199,377	1,855	Dt Midstream Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	8,064	-	8,064
271,245	2,362	Duke Energy Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	17,182	-	17,182
162,538	14,038	Dynex Capital Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	20,522	-	20,522
329,776	5,877	Edison International	FEDEF-1D + 45 bps	Pay	11/24/2025	(4,846)	-	(4,846)
92,418	708	Elf Beauty Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	336	-	336
117,383	10,071	Embecta Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	25,117	-	25,117
96,115	208	Emcor Group Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	36,171	-	36,171
(97,682)	(2,039)	Eqt Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	(11,940)	-	(11,940)
160,295	2,556	Essent Group Ltd	FEDEF-1D + 45 bps	Pay	11/24/2025	1,946	-	1,946
88,457	2,327	Essential Utilities	FEDEF-1D + 45 bps	Pay	11/24/2025	3,406	-	3,406
60,725	1,218	Estee Lauder Companies	FEDEF-1D + 45 bps	Pay	11/24/2025	45,978	-	45,978
177,687	2,764	Evergy Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	30,608	-	30,608
153,495	5,141	Excelerate Energy Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(25,968)	-	(25,968)
(351,344)	(3,482)	Expand Energy Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	(16,312)	-	(16,312)
128,629	704	Expedia Group Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	18,183	-	18,183
(351,657)	(5,091)	Exponent Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(1,883)	-	(1,883)
60,166	242	F5 Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	15,616	-	15,616
175,124	1,054	Federal Agric Mtg Co	FEDEF-1D + 45 bps	Pay	11/24/2025	989	-	989
(240,860)	(13,531)	First Advantage Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	35,735	-	35,735
224,692	4,536	First Business Financial Services	FEDEF-1D + 45 bps	Pay	11/24/2025	5,794	-	5,794
105,396	2,880	Fluor Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	13,035	-	13,035

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

TOTAL RETURN SWAPS
Notional Amount at September 30, 2025	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$(124,271)	(4,575)	Forestar Group Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	$3,271	$-	$3,271
240,042	2,336	Fortinet Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(47,368)	-	(47,368)
137,105	2,195	Fortune Brands Innovations	FEDEF-1D + 45 bps	Pay	11/24/2025	(22,577)	-	(22,577)
439,756	11,597	Freeport-Mcmoran Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	10,701	-	10,701
(356,033)	(2,220)	Fti Consulting Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(2,645)	-	(2,645)
133,513	344	Gartner Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(46,708)	-	(46,708)
170,002	1,062	Gatx Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	15,209	-	15,209
27,866	1,020	Gen Digital Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	516	-	516
77,469	568	Generac Holdings Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	15,395	-	15,395
198,316	13,403	Genie Energy Ltd-B	FEDEF-1D + 45 bps	Pay	11/24/2025	(320)	-	(320)
(116,556)	(15,193)	Global Net Lease Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(6,356)	-	(6,356)
107,677	3,920	Globalstar Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	34,286	-	34,286
108,510	590	Godaddy Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(31,602)	-	(31,602)
102,557	569	Grand Canyon Education	FEDEF-1D + 45 bps	Pay	11/24/2025	20,276	-	20,276
(242,140)	(10,479)	Graphic Packaging Holding Co.	FEDEF-1D - 35 bps	Receive	11/24/2025	37,188	-	37,188
(347,358)	(13,667)	Guardian Phrmcy Services	FEDEF-1D - 35 bps	Receive	11/24/2025	(10,948)	-	(10,948)
(357,216)	(2,050)	Gulfport Energy Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	(11,387)	-	(11,387)
(120,135)	(3,784)	Gxo Logistics Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(77,778)	-	(77,778)
(67,306)	(1,380)	H.B. Fuller Co.	FEDEF-1D - 35 bps	Receive	11/24/2025	(13,846)	-	(13,846)
142,680	2,171	Hasbro Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	21,236	-	21,236
(283,652)	(19,646)	Healthcare Realty Trust	FEDEF-1D - 35 bps	Receive	11/24/2025	(72,505)	-	(72,505)
110,641	14,200	Hecla Mining Co	FEDEF-1D + 45 bps	Pay	11/24/2025	60,521	-	60,521
(214,979)	(10,427)	Helmerich & Payne	FEDEF-1D - 35 bps	Receive	11/24/2025	(16,268)	-	(16,268)
28,296	178	Hershey Co.	FEDEF-1D + 45 bps	Pay	11/24/2025	4,826	-	4,826
(88,583)	(16,450)	Hertz Global Hldgs I	FEDEF-1D - 90 bps	Receive	11/24/2025	(22,884)	-	(22,884)
(326,985)	(9,815)	Hub Group Inc-Cl A	FEDEF-1D - 35 bps	Receive	11/24/2025	(8,803)	-	(8,803)
151,448	644	Humana Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	14,858	-	14,858
(216,513)	(20,557)	Huntsman Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	28,276	-	28,276
343,561	6,515	Idt Corp-Class B	FEDEF-1D + 45 bps	Pay	11/24/2025	(11,378)	-	(11,378)
180,235	31,477	Ihs Holding Ltd	FEDEF-1D + 45 bps	Pay	11/24/2025	31,683	-	31,683
173,237	655	Illinois Tool Works	FEDEF-1D + 45 bps	Pay	11/24/2025	(4,375)	-	(4,375)
(268,609)	(6,248)	Ingevity Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	(68,932)	-	(68,932)
(175,227)	(1,700)	Integer Holdings Corp.	FEDEF-1D - 35 bps	Receive	11/24/2025	(343)	-	(343)
175,319	3,680	Interactive Brokers	FEDEF-1D + 45 bps	Pay	11/24/2025	72,498	-	72,498
(219,077)	(4,860)	International Paper	FEDEF-1D - 35 bps	Receive	11/24/2025	(9,697)	-	(9,697)
(298,358)	(3,656)	Intl Flavors & Fragrances	FEDEF-1D - 35 bps	Receive	11/24/2025	80,602	-	80,602
167,637	20,609	Invesco Mortgage Capital	FEDEF-1D + 45 bps	Pay	11/24/2025	2,949	-	2,949
340,467	10,888	Iridium Communications	FEDEF-1D + 45 bps	Pay	11/24/2025	(155,310)	-	(155,310)
510,409	5,054	Iron Mountain Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	8,296	-	8,296
(194,240)	(1,462)	Jacobs Solutions Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(23,506)	-	(23,506)
(213,796)	(13,643)	Jbg Smith Properties	FEDEF-1D - 54 bps	Receive	11/24/2025	(90,475)	-	(90,475)
(84,461)	(8,264)	Joby Aviation Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(47,037)	-	(47,037)
131,978	1,543	Kaiser Aluminum Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	(14,406)	-	(14,406)
(124,697)	(5,422)	Kite Realty Group Trust	FEDEF-1D - 35 bps	Receive	11/24/2025	3,501	-	3,501
133,446	144	Kla Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	20,633	-	20,633
(377,446)	(4,619)	Knife River Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	24,573	-	24,573
(167,529)	(3,560)	Knight-Swift Transportation	FEDEF-1D - 35 bps	Receive	11/24/2025	27,823	-	27,823
(355,140)	(10,005)	Kodiak Gas Services	FEDEF-1D - 35 bps	Receive	11/24/2025	(13,542)	-	(13,542)
(352,002)	(2,906)	Landstar System Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(3,975)	-	(3,975)
(165,671)	(1,951)	Lemaitre Vascular Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(4,975)	-	(4,975)
75,225	1,780	Lendingtree Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	37,094	-	37,094
119,225	199	Lennox International	FEDEF-1D + 45 bps	Pay	11/24/2025	(16,430)	-	(16,430)

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

TOTAL RETURN SWAPS
Notional Amount at September 30, 2025	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$(110,233)	(9,732)	Liberty Energy Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	$(10,061)	$-	$(10,061)
353,337	29,725	Liberty Global Ltd-A	FEDEF-1D + 45 bps	Pay	11/24/2025	(24,113)	-	(24,113)
(248,194)	(3,598)	Liberty Media Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	(93,614)	-	(93,614)
147,013	738	Lululemon Athletica	FEDEF-1D + 45 bps	Pay	11/24/2025	(16,593)	-	(16,593)
(268,223)	(4,931)	Lyondellbasell Industries NV	FEDEF-1D - 35 bps	Receive	11/24/2025	20,689	-	20,689
(313,844)	(16,858)	Macerich Co.	FEDEF-1D - 35 bps	Receive	11/24/2025	8,293	-	8,293
(341,830)	(7,617)	Madison Square Garden 1	FEDEF-1D - 35 bps	Receive	11/24/2025	(2,585)	-	(2,585)
(360,179)	(1,624)	Madison Square Garden 2	FEDEF-1D - 35 bps	Receive	11/24/2025	(8,283)	-	(8,283)
(354,977)	(14,331)	Magnolia Oil & Gas Co.	FEDEF-1D - 35 bps	Receive	11/24/2025	13,081	-	13,081
119,232	637	Manhattan Associates	FEDEF-1D + 45 bps	Pay	11/24/2025	9,448	-	9,448
200,426	4,338	Maplebear Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(44,065)	-	(44,065)
(117,479)	(261)	Martin Marietta Materials	FEDEF-1D - 35 bps	Receive	11/24/2025	(45,235)	-	(45,235)
273,175	3,599	Masco Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	(25,343)	-	(25,343)
230,220	2,828	Materion Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	108,613	-	108,613
262,605	2,531	Mcgrath Rentcorp	FEDEF-1D + 45 bps	Pay	11/24/2025	30,738	-	30,738
37,485	419	Merck & Co. Inc.	FEDEF-1D + 45 bps	Pay	11/24/2025	(2,388)	-	(2,388)
250,422	9,535	Mesabi Trust	FEDEF-1D + 45 bps	Pay	11/24/2025	26,194	-	26,194
204,429	20,509	Mfa Financial Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(384)	-	(384)
137,646	1,117	Micron Technology Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	47,813	-	47,813
(333,574)	(6,975)	Millicom Intl Cellular	FEDEF-1D - 35 bps	Receive	11/24/2025	(3,606)	-	(3,606)
(223,225)	(6,872)	Millrose Properties	FEDEF-1D - 35 bps	Receive	11/24/2025	(6,582)	-	(6,582)
(314,143)	(5,631)	Minerals Technologies	FEDEF-1D - 35 bps	Receive	11/24/2025	(32,015)	-	(32,015)
178,500	756	Molina Healthcare Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(35,723)	-	(35,723)
170,676	340	Moody’S Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	(12,918)	-	(12,918)
210,446	2,550	Mueller Industries Inc.	FEDEF-1D + 45 bps	Pay	11/24/2025	45,610	-	45,610
72,350	1,139	National Fuel Gas Co	FEDEF-1D + 45 bps	Pay	11/24/2025	32,174	-	32,174
104,298	8,431	Navient Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	7,122	-	7,122
124,518	9,753	Navigator Holdings Ltd	FEDEF-1D + 45 bps	Pay	11/24/2025	24,984	-	24,984
149,870	13,700	Nerdwallet Inc-Cl A	FEDEF-1D + 45 bps	Pay	11/24/2025	(4,594)	-	(4,594)
(244,653)	(18,133)	Newmark Group Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(90,812)	-	(90,812)
324,008	6,213	Newmont Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	195,972	-	195,972
84,330	2,194	Nextracker Inc-Cl A	FEDEF-1D + 45 bps	Pay	11/24/2025	76,107	-	76,107
253,119	6,362	Nisource Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	18,640	-	18,640
160,212	6,924	Northrim Bancorp Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(10,602)	-	(10,602)
196,209	15,983	Northwest Bancshares	FEDEF-1D + 45 bps	Pay	11/24/2025	1,926	-	1,926
203,397	1,460	Nucor Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	(6,839)	-	(6,839)
209,839	1,484	Nvidia Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	63,720	-	63,720
401,828	9,123	Occidental Petroleum	FEDEF-1D + 45 bps	Pay	11/24/2025	27,329	-	27,329
(349,043)	(13,834)	Oceaneering Intl Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	6,418	-	6,418
175,453	4,016	Oge Energy Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	8,102	-	8,102
(188,179)	(14,634)	O-I Glass Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	3,699	-	3,699
(235,878)	(10,927)	Olin Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	(37,733)	-	(37,733)
226,997	6,829	Olympic Steel Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(22,132)	-	(22,132)
239,573	2,975	Oneok Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(22,620)	-	(22,620)
136,737	21,969	Orchid Island Capital	FEDEF-1D + 45 bps	Pay	11/24/2025	29,878	-	29,878
79,051	789	Otis Worldwide Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	(8,509)	-	(8,509)
289,046	3,791	Otter Tail Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	17,745	-	17,745
202,629	10,652	P G & E Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	(48,176)	-	(48,176)
(97,970)	(8,791)	Park Hotels & Resort	FEDEF-1D - 35 bps	Receive	11/24/2025	(1,123)	-	(1,123)
197,012	1,838	Pdd Holdings Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	43,950	-	43,950
(108,146)	(10,597)	Pebblebrook Hotel Trust	FEDEF-1D - 35 bps	Receive	11/24/2025	(12,100)	-	(12,100)
123,549	1,327	Pentair Plc	FEDEF-1D + 45 bps	Pay	11/24/2025	20,527	-	20,527

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

TOTAL RETURN SWAPS
Notional Amount at September 30, 2025	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$73,491	604	Philip Morris International	FEDEF-1D + 45 bps	Pay	11/24/2025	$23,451	$-	$23,451
150,375	3,058	Pilgrim’S Pride Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	(21,779)	-	(21,779)
161,773	4,501	Pinterest Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(18,812)	-	(18,812)
118,529	2,758	Portland General Electric	FEDEF-1D + 45 bps	Pay	11/24/2025	3,525	-	3,525
(347,608)	(14,935)	Privia Health Group	FEDEF-1D - 35 bps	Receive	11/24/2025	(24,094)	-	(24,094)
(164,793)	(4,479)	Procept Biorobotics	FEDEF-1D - 35 bps	Receive	11/24/2025	5,023	-	5,023
167,029	4,572	Prog Holdings Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(22,606)	-	(22,606)
15,972	88	Ptc Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	1,346	-	1,346
(138,427)	(10,168)	Purecycle Technologies	FEDEF-1D - 70 bps	Receive	11/24/2025	5,371	-	5,371
82,324	1,102	Qcr Holdings Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(1,084)		(1,084)
(132,870)	(961)	Quaker Chemical Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	6,952	-	6,952
133,942	883	Qualcomm Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	12,443	-	12,443
126,282	473	Ralph Lauren Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	19,658	-	19,658
(331,289)	(9,812)	Range Resources Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	(35,286)	-	(35,286)
197,037	4,533	Red Rock Resorts Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	81,318	-	81,318
199,128	8,434	Regions Financial Co	FEDEF-1D + 45 bps	Pay	11/24/2025	23,927	-	23,927
18,212	62	Reliance Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(841)	-	(841)
107,159	452	Royal Caribbean Cruises	FEDEF-1D + 45 bps	Pay	11/24/2025	37,102	-	37,102
(236,608)	(16,816)	Rxo Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(18,995)	-	(18,995)
179,598	8,202	Ryerson Holding Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	7,472	-	7,472
146,984	276	S&P Global Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(16,067)	-	(16,067)
(212,315)	(8,596)	Sable Offshore Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	66,234	-	66,234
(159,271)	(6,225)	Schneider National Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	28,466	-	28,466
148,431	3,827	Scorpio Tankers Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	65,968	-	65,968
(89,704)	(1,407)	Scotts Miracle-Gro Co.	FEDEF-1D - 35 bps	Receive	11/24/2025	9,117	-	9,117
(348,789)	(11,059)	Seadrill Limited	FEDEF-1D - 65 bps	Receive	11/24/2025	14,864	-	14,864
(368,185)	(8,348)	Silgan Holdings Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	11,653	-	11,653
(384,304)	(5,687)	Sl Green Realty Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	42,838	-	42,838
(406,141)	(7,477)	Smurfit Westrock Plc	FEDEF-1D - 35 bps	Receive	11/24/2025	91,704	-	91,704
121,844	359	Snap-On Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	616	-	616
(256,592)	(8,992)	Solaris Energy Infrastracture Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(102,055)	-	(102,055)
(312,041)	(7,680)	Sonoco Products Co	FEDEF-1D - 35 bps	Receive	11/24/2025	(21,083)	-	(21,083)
156,971	1,781	Southern Co	FEDEF-1D + 45 bps	Pay	11/24/2025	9,184	-	9,184
8,536	82	Southern Copper Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	1,362	-	1,362
280,887	16,733	Spok Holdings Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	15,196	-	15,196
102,164	791	Steel Dynamics Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	7,876	-	7,876
(224,528)	(1,758)	Sun Communities Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(2,910)	-	(2,910)
246,096	30,716	Suncoke Energy Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	6,629	-	6,629
44,004	1,489	Symbotic Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	35,524	-	35,524
(149,248)	(765)	Take-Two Interactive	FEDEF-1D - 35 bps	Receive	11/24/2025	(45,569)	-	(45,569)
189,670	1,149	Targa Resources Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	1,033	-	1,033
102,521	974	Target Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	(15,791)	-	(15,791)
105,590	2,356	Teekay Tankers Ltd	FEDEF-1D + 45 bps	Pay	11/24/2025	12,834	-	12,834
312,161	8,570	Telephone And Data Systems	FEDEF-1D + 45 bps	Pay	11/24/2025	16,181	-	16,181
106,192	3,217	Ternium Sa-Sponsored	FEDEF-1D + 45 bps	Pay	11/24/2025	4,865	-	4,865
(370,092)	(6,348)	Tidewater Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	31,746	-	31,746
255,355	1,006	T-Mobile Us Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(20,224)	-	(20,224)
(347,707)	(8,583)	Tootsie Roll Industries	FEDEF-1D - 49 bps	Receive	11/24/2025	(11,912)	-	(11,912)
352,530	4,422	Toro Co	FEDEF-1D + 45 bps	Pay	11/24/2025	(21,964)	-	(21,964)
92,691	10,635	Tpg Re Finance Trust	FEDEF-1D + 45 bps	Pay	11/24/2025	4,238	-	4,238
46,308	134	Trane Technologies PLC	FEDEF-1D + 45 bps	Pay	11/24/2025	9,262	-	9,262
63,692	48	Transdigm Group Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	2,052	-	2,052

NAA OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

TOTAL RETURN SWAPS
Notional Amount at September 30, 2025	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$(176,025)	(8,860)	Trimas Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	$(163,800)	$-	$(163,800)
148,901	5,744	Trubridge Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(35,932)	-	(35,932)
114,025	2,556	Truist Financial Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	2,117	-	2,117
176,468	3,060	Tyson Foods Inc-Cl A	FEDEF-1D + 45 bps	Pay	11/24/2025	(9,887)	-	(9,887)
112,247	328	Ubiquiti Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	101,956	-	101,956
(156,636)	(4,076)	Udr Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	5,583	-	5,583
217,578	6,060	Ugi Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	(15,113)	-	(15,113)
203,126	257	United Rentals Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	40,350	-	40,350
118,961	383	Unitedhealth Group Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	12,791	-	12,791
(100,099)	(25,321)	Uranium Energy Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	(235,926)	-	(235,926)
163,318	5,895	Usana Health Science	FEDEF-1D + 45 bps	Pay	11/24/2025	(3,810)	-	(3,810)
221,055	4,940	V2X Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	62,385	-	62,385
(71,807)	(1,422)	Valaris Ltd	FEDEF-1D - 35 bps	Receive	11/24/2025	2,494	-	2,494
(351,669)	(22,394)	Veris Residential Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	15,101	-	15,101
325,221	7,622	Verizon Communications	FEDEF-1D + 45 bps	Pay	11/24/2025	11,615	-	11,615
(359,717)	(9,111)	Viper Energy Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	11,681	-	11,681
166,164	944	Vistra Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	16,573	-	16,573
508,544	12,612	Vornado Realty Trust	FEDEF-1D + 45 bps	Pay	11/24/2025	2,300	-	2,300
101,733	2,594	Waystar Holding Corp	FEDEF-1D + 45 bps	Pay	11/24/2025	(4,516)	-	(4,516)
93,962	885	Wec Energy Group Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	6,327	-	6,327
(213,867)	(1,560)	Welltower Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(62,164)	-	(62,164)
(370,076)	(13,149)	Werner Enterprises Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	25,263	-	25,263
(329,317)	(3,521)	Westlake Corp	FEDEF-1D - 35 bps	Receive	11/24/2025	61,141	-	61,141
(179,822)	(7,160)	Weyerhaeuser Co	FEDEF-1D - 35 bps	Receive	11/24/2025	2,796	-	2,796
126,017	669	Wix.Com Ltd	FEDEF-1D + 45 bps	Pay	11/24/2025	(10,387)	-	(10,387)
128,878	3,983	Worthington Steel Inc	FEDEF-1D + 45 bps	Pay	11/24/2025	(8,578)	-	(8,578)
(219,179)	(19,704)	Xenia Hotels & Resorts Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	(53,248)	-	(53,248)
(128,303)	(980)	Xpo Inc	FEDEF-1D - 35 bps	Receive	11/24/2025	2,289	-	2,289
						$1,557,998	$-	$1,557,998

#	The counterparty for all swap contracts is Morgan Stanley.
^	Pays at maturity date.

LTD - Limited Company

PLC - Public Limited Company

REIT - Real Estate

FEDEF-1D - 1 Day Federal Funds Rate. The FEDEF-1D was 4.09% on September 30, 2025.

NAA RISK MANAGED REAL ESTATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.4%
	Real Estate - 90.4%
22,951	Agree Realty Corporation	$1,630,439
30,225	Alexandria Real Estate Equities, Inc.	2,518,952
67,202	American Homes 4 Rent, Class A	2,234,466
47,147	Apple Hospitality REIT, Inc.	566,235
28,578	AvalonBay Communities, Inc.	5,520,412
29,441	BXP, Inc.	2,188,644
21,960	Camden Property Trust	2,344,889
44,327	CareTrust REIT, Inc.	1,537,260
23,693	COPT Defense Properties	688,519
35,188	Cousins Properties, Inc.	1,018,341
46,670	CubeSmart	1,897,602
51,095	Digital Realty Trust, Inc.	8,833,304
36,613	Douglas Emmett, Inc.	570,064
10,728	EastGroup Properties, Inc.	1,815,821
16,254	EPR Properties	942,895
16,065	Equinix, Inc.	12,582,751
39,574	Equity LifeStyle Properties, Inc.	2,402,142
70,866	Equity Residential	4,587,156
40,273	Essential Properties Realty Trust Incorporated	1,198,524
12,827	Essex Property Trust, Inc.	3,433,275
43,830	Extra Space Storage, Inc.	6,177,400
136,566	Healthpeak Properties, Inc.	2,615,239
23,165	Highwoods Properties, Inc.	737,110
128,889	Host Hotels & Resorts, Inc.	2,193,691
115,695	Invitation Homes, Inc.	3,393,334
57,192	Iron Mountain, Inc.	5,830,152
21,928	Kilroy Realty Corporation	926,458
137,879	Kimco Realty Corporation	3,012,656
46,220	Kite Realty Group Trust	1,030,706
18,097	Lamar Advertising Company, Class A	2,215,435
53,956	Macerich Company (The)	981,999
23,703	Mid-America Apartment Communities, Inc.	3,312,020
38,934	National Retail Properties, Inc.	1,657,420
17	NexPoint Residential Trust, Inc.	548

NAA RISK MANAGED REAL ESTATE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 90.4% (Continued)
	Real Estate - 90.4% (Continued)
60,438	Omega Healthcare Investors, Inc.	$2,551,692
26,247	Phillips Edison & Company, Inc.	901,060
147,354	Prologis, Inc.	16,874,980
30,778	Public Storage	8,890,225
146,120	Realty Income Corporation	8,882,635
33,409	Regency Centers Corporation	2,435,516
49,058	Rexford Industrial Realty, Inc.	2,016,774
13,359	Ryman Hospitality Properties, Inc.	1,196,833
50,700	Simon Property Group, Inc.	9,514,869
15,417	SL Green Realty Corporation	922,091
39,304	STAG Industrial, Inc.	1,387,038
23,878	Sun Communities, Inc.	3,080,262
24,194	Tanger Inc.	818,725
21,145	Terreno Realty Corporation	1,199,979
62,356	UDR, Inc.	2,323,385
94,144	Ventas, Inc.	6,589,139
219,417	VICI Properties, Inc.	7,155,188
44,657	W.P. Carey, Inc.	3,017,473
107,470	Welltower, Inc.	19,144,707
		191,498,430
	TOTAL COMMON STOCKS (Cost $175,503,338)	191,498,430

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.2%
	U.S. TREASURY BILLS — 4.2%
9,000,000	United States Treasury Bill(a)	–	10/02/25	8,998,998
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,998,938)

	TOTAL INVESTMENTS - 94.6% (Cost $184,502,276)			$200,497,428
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%			11,398,275
	NET ASSETS - 100.0%			$211,895,703

NAA RISK MANAGED REAL ESTATE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — (13.7)%
	REAL ESTATE - (13.7)%
(75,699)	Alexander & Baldwin, Inc.	$(1,376,965)
(5,828)	Alexander’s, Inc.	(1,366,608)
(41,742)	Americold Realty Trust, Inc.	(510,922)
(58,828)	Broadstone Net Lease, Inc.	(1,051,256)
(18,308)	Crown Castle, Inc.	(1,766,539)
(60,578)	Curbline Properties Corporation	(1,350,889)
(36,355)	Cyberspace	(2,141,310)
(133,180)	DiamondRock Hospitality Company	(1,060,113)
(13,158)	Easterly Government Properties, Inc.	(301,713)
(15,947)	eXp World Holdings, Inc.	(169,995)
(28,408)	First Industrial Realty Trust, Inc.	(1,462,160)
(48,758)	Forestar Group, Inc.	(1,296,475)
(185,531)	Healthcare Realty Trust, Inc.	(3,345,124)
(22,597)	Independence Realty Trust, Inc.	(370,365)
(5,584)	LTC Properties, Inc.	(205,826)
(39,105)	Marcus & Millichap, Inc.	(1,147,732)
(107,774)	Millrose Properties, Inc.	(3,622,284)
(11,682)	Sila Realty Trust, Inc.	(293,218)
(7,040)	St Joe Company (The)	(348,339)
(48,693)	UMH Properties, Inc.	(723,091)
(216,421)	Veris Residential, Inc.	(3,289,599)
(18,829)	Weyerhaeuser Company	(466,771)
(109,531)	Xenia Hotels & Resorts, Inc.	(1,502,765)
	TOTAL SECURITIES SOLD SHORT - (Proceeds - $28,131,029)	$(29,170,059)

REIT - Real Estate Investment Trust

(a)	Zero coupon bond.

NAA RISK MANAGED REAL ESTATE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

TOTAL RETURN SWAPS
Notional Amount at September 30, 2025	Number of Shares	Reference Obligation#	Floating Rate	Pay/Receive Floating Rate	Maturity Date^	Fair Value	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)
$1,195,109	12,916	Alexandria Real Estate	FEDEF-1D + 45 bps	Pay	11/26/2025	$(104,293)	$-	$(104,293)
435,238	20,955	American Assets Trust	FEDEF-1D + 45 bps	Pay	11/26/2025	(4,533)	-	(4,533)
272,564	8,146	American Homes 4 Rent	FEDEF-1D + 45 bps	Pay	11/26/2025	(2,019)	-	(2,019)
1,496,880	7,211	American Tower Corp	FEDEF-1D + 45 bps	Pay	11/26/2025	(108,527)	-	(108,527)
3,468,583	16,012	Avalonbay Communities	FEDEF-1D + 45 bps	Pay	11/26/2025	(391,170)	-	(391,170)
967,175	107,960	Compass Inc	FEDEF-1D + 45 bps	Pay	11/26/2025	(102,665)	-	(102,665)
(478,176)	(6,339)	Costar Group	FEDEF-1D - 35 bps	Receive	11/26/2025	(47,625)	-	(47,625)
1,526,458	134,510	Cushman & Wakefield	FEDEF-1D + 45 bps	Pay	11/26/2025	598,215	-	598,215
2,429,349	35,348	Equity Residential	FEDEF-1D + 45 bps	Pay	11/26/2025	(146,550)	-	(146,550)
447,262	3,207	Extra Space Storage	FEDEF-1D + 45 bps	Pay	11/26/2025	4,225	-	4,225
306,328	17,098	Healthpeak Properties	FEDEF-1D + 45 bps	Pay	11/26/2025	21,734	-	21,734
527,527	30,928	Host Hotels & Resorts	FEDEF-1D + 45 bps	Pay	11/26/2025	4,548	-	4,548
1,447,561	21,165	Howard Hughes Holdings	FEDEF-1D + 45 bps	Pay	11/26/2025	272,715	-	272,715
2,298,328	40,281	Innovative Industrials	FEDEF-1D + 45 bps	Pay	11/26/2025	(49,362)	-	(49,362)
(1,282,787)	(45,975)	Inventrust Pptys Corp	FEDEF-1D - 35 bps	Receive	11/26/2025	(40,837)	-	(40,837)
(2,897,523)	(143,348)	Jbg Smith Properties	FEDEF-1D - 54 bps	Receive	11/26/2025	(290,706)	-	(290,706)
411,518	1,843	Jones Lang Lasalle Inc	FEDEF-1D + 45 bps	Pay	11/26/2025	129,963	-	129,963
1,152,938	60,846	Ke Holdings Inc-Adr	FEDEF-1D + 45 bps	Pay	11/26/2025	(7,171)	-	(7,171)
474,138	11,658	Kilroy Realty Corp	FEDEF-1D + 45 bps	Pay	11/26/2025	24,721	-	24,721
1,061,699	51,946	Kimco Realty Corp	FEDEF-1D + 45 bps	Pay	11/26/2025	74,364	-	74,364
874,691	21,687	Lineage Inc	FEDEF-1D + 45 bps	Pay	11/26/2025	(26,254)	-	(26,254)
(1,309,479)	(142,157)	Lxp Industrial Trust	FEDEF-1D - 35 bps	Receive	11/26/2025	17,786	-	17,786
(164,720)	(2,098)	Natl Health Investor	FEDEF-1D - 35 bps	Receive	11/26/2025	(3,847)	-	(3,847)
(2,459,457)	(198,768)	Newmark Group Inc	FEDEF-1D - 35 bps	Receive	11/26/2025	(1,228,949)	-	(1,228,949)
1,088,120	26,808	Nnn Reit Inc	FEDEF-1D + 45 bps	Pay	11/26/2025	58,162	-	58,162
1,116,418	29,768	Omega Healthcare Investors Inc	FEDEF-1D + 45 bps	Pay	11/26/2025	159,020	-	159,020
1,571,323	99,272	Ont Media Inc	FEDEF-1D + 45 bps	Pay	11/26/2025	267,517	-	267,517
(235,570)	(36,907)	Piedmont Office Realty Trust	FEDEF-1D - 35 bps	Receive	11/26/2025	(92,888)	-	(92,888)
353,185	3,266	Prologis Inc	FEDEF-1D + 45 bps	Pay	11/26/2025	19,562	-	19,562
1,643,686	28,186	Realty Income Corp	FEDEF-1D + 45 bps	Pay	11/26/2025	70,456	-	70,456
211,890	4,970	Rexford Industrial Realty	FEDEF-1D + 45 bps	Pay	11/26/2025	(7,769)	-	(7,769)
2,672,317	27,069	Ryman Hospitality Properties	FEDEF-1D + 45 bps	Pay	11/26/2025	(234,053)	-	(234,053)
816,919	46,796	Sabra Health Care Reit	FEDEF-1D + 45 bps	Pay	11/26/2025	67,052	-	67,052
601,691	38,416	Safehold Inc	FEDEF-1D + 45 bps	Pay	11/26/2025	(3,644)	-	(3,644)
937,735	6,272	Simon Property Group	FEDEF-1D + 45 bps	Pay	11/26/2025	243,838	-	243,838
(1,202,824)	(66,017)	Urban Edge Prop	FEDEF-1D - 35 bps	Receive	11/26/2025	(150,035)	-	(150,035)
1,598,818	51,414	Vici Properties Inc	FEDEF-1D + 45 bps	Pay	11/26/2025	81,338	-	81,338
3,562,907	95,443	Vornado Realty	FEDEF-1D + 45 bps	Pay	11/26/2025	264,354	-	264,354
1,549,460	26,822	Wp Carey Inc	FEDEF-1D + 45 bps	Pay	11/26/2025	284,863	-	284,863
786,895	12,096	Zillow Group Inc	FEDEF-1D + 45 bps	Pay	11/26/2025	130,157	-	130,157
						$(248,307)	$-	$(248,307)

#	The counterparty for all swap contracts is Morgan Stanley.
^	Pays at maturity date.

REIT - Real Estate Investment Trust

FEDEF-1D - 1 Day Federal Funds Ratre. The FEDEF-1D was 4.09% on September 30, 2025.

NAA SMID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2%
	Communication Services - 1.1%
16,349	Nexstar Media Group, Inc.	$3,232,851

	Communications - 2.2%
50,999	Maplebear, Inc.(a)	1,874,723
48,761	Match Group, Inc.(a)	1,722,239
39,065	Omnicom Group, Inc.	3,184,969
		6,781,931
	Consumer Discretionary - 9.0%
57,064	Advance Auto Parts, Inc.	3,503,730
37,855	Autoliv, Inc.	4,675,093
12,225	Darden Restaurants, Inc.	2,327,151
50,244	Etsy, Inc.(a)	3,335,699
66,572	Harley-Davidson, Inc.	1,857,359
31,044	Lear Corporation	3,123,337
12,818	Lululemon Athletica, Inc.(a)	2,280,707
38,673	MGM Resorts International(a)	1,340,406
68,446	Mister Car Wash, Inc.(a)	364,817
10,308	Penske Automotive Group, Inc.	1,792,664
22,886	Shoe Carnival, Inc.	475,800
17,657	Sonic Automotive, Inc., Class A	1,343,521
29,852	Yeti Holdings, Inc.(a)	990,489
		27,410,773
	Consumer Staples - 5.4%
38,719	BellRing Brands, Inc.(a)	1,407,435
35,799	Dollar Tree, Inc.(a)	3,378,352
30,851	Five Below, Inc.(a)	4,772,650
129,705	Grocery Outlet Holding Corporation(a)	2,081,765
16,368	MGP Ingredients, Inc.	395,942
10,947	Post Holdings, Inc.(a)	1,176,584
27,112	PriceSmart, Inc.	3,285,703
		16,498,431
	Energy - 5.5%
30,830	Chord Energy Corporation	3,063,577
44,571	ConocoPhillips	4,215,970

NAA SMID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Energy - 5.5% (Continued)
10,952	First Solar, Inc.(a)	$2,415,245
48,664	Innovex International, Inc.(a)	902,231
203,943	Nov, Inc.(a)	2,702,245
423,357	Patterson-UTI Energy, Inc.	2,192,989
21,205	Weatherford International PLC	1,451,058
		16,943,315
	Financials - 18.6%
49,141	Air Lease Corporation	3,127,825
22,690	American Financial Group, Inc.	3,306,387
44,057	Ameris Bancorp	3,229,819
164,802	Apollo Commercial Real Estate Finance, Inc.	1,669,444
61,186	Bank OZK	3,119,262
56,696	CNO Financial Group, Inc.	2,242,327
8,091	Everest Group Ltd.	2,833,711
68,073	EZCORP, Inc., Class A(a)	1,296,110
208,526	F.N.B. Corporation	3,359,354
214,366	First Horizon Corporation	4,846,814
127,231	Fulton Financial Corporation	2,370,314
20,497	Hanover Insurance Group, Inc. (The)	3,722,870
15,706	Lakeland Financial Corporation	1,008,325
39,273	NBT Bancorp, Inc.	1,640,040
23,786	OFG Bancorp	1,034,453
12,988	Raymond James Financial, Inc.	2,241,729
21,293	Reinsurance Group of America, Inc.	4,091,024
33,995	Selective Insurance Group, Inc.	2,755,975
16,519	Stifel Financial Corporation(a)	1,874,411
25,675	StoneX Group, Inc.(a)	2,591,121
53,240	Unum Group	4,141,006
15,846	Westamerica Bancorporation	792,142
		57,294,463
	Health Care - 7.3%
138,525	Adapthealth Corp.(a)	1,239,799
8,848	Addus HomeCare Corporation(a)	1,043,976
75,491	BioMarin Pharmaceutical, Inc.(a)	4,088,593

NAA SMID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Health Care - 7.3% (Continued)
25,190	Cardinal Health, Inc.	$3,953,822
44,428	DexCom, Inc.(a)	2,989,560
16,262	Encompass Health Corporation	2,065,599
106,905	Premier, Inc., Class A	2,971,959
18,923	Tenet Healthcare Corporation(a)	3,842,126
		22,195,434
	Industrials - 15.6%
41,461	AAR Corporation(a)	3,717,807
62,882	ABM Industries, Inc.	2,900,118
26,363	Alarm.com Holdings, Inc.(a)	1,399,348
19,318	Albany International Corporation, Class A	1,029,649
74,281	Avista Corporation	2,808,565
18,540	FTI Consulting, Inc.(a)	2,996,992
99,415	Gates Industrial Corp PLC (a)	2,467,480
12,133	Heidrick & Struggles International, Inc.	603,859
12,788	ITT, Inc.	2,285,983
22,836	Jacobs Solutions, Inc.	3,422,203
25,260	MSC Industrial Direct Company, Inc., Class A	2,327,456
70,662	Nextracker Inc.,, Class A(a)	5,228,281
8,352	Novanta, Inc.(a)	836,453
36,561	Oshkosh Corporation	4,741,962
132,954	Resideo Technologies, Inc.	5,740,954
22,753	Rollins, Inc.	1,336,511
10,779	UniFirst Corporation	1,802,141
96,160	WillScott Mobile Mini Holding(a)	2,029,938
		47,675,700
	Information Technology - 0.4%
47,323	Photronics, Inc.(a)	1,086,063

	Materials - 8.8%
147,276	Alcoa Corporation	4,843,907
17,693	AptarGroup, Inc.	2,364,846
59,562	Axalta Coating Systems Ltd.(a)	1,704,664
16,041	Ecolab, Inc.	4,392,988

NAA SMID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Materials - 8.8% (Continued)
130,306	Element Solutions, Inc.	$3,279,802
196,824	O-I Glass, Inc.(a)	2,552,808
33,490	RPM International, Inc.	3,947,801
106,672	SunCoke Energy, Inc.(a)	870,444
9,780	Vulcan Materials Company	3,008,524
		26,965,784
	Real Estate - 11.1%
35,993	Agree Realty Corporation	2,556,943
24,555	American Assets Trust, Inc.	498,958
111,745	American Homes 4 Rent, Class A	3,715,522
93,223	CareTrust REIT, Inc.	3,232,974
60,139	CubeSmart	2,445,252
42,498	EPR Properties	2,465,309
53,614	Equity LifeStyle Properties, Inc.	3,254,370
59,089	Four Corners Property Trust, Inc.	1,441,772
37,533	Getty Realty Corporation	1,007,010
12,482	Jones Lang LaSalle, Inc.(a)	3,723,131
97,902	National Retail Properties, Inc.	4,167,688
113,809	Rexford Industrial Realty, Inc.	4,678,687
58,436	SITE Centers Corporation(a)	526,508
		33,714,124
	Technology - 6.4%
12,731	Broadridge Financial Solutions, Inc.	3,032,142
4,698	CACI International, Inc., A(a)	2,343,268
31,215	Ciena Corporation(a)	4,547,089
17,465	CSG Systems International, Inc.	1,124,397
20,019	Digi International, Inc.(a)	729,893
78,923	DoubleVerify Holdings, Inc.(a)	945,497
10,526	Euronet Worldwide, Inc.(a)	924,288
29,265	EVERTEC, Inc.	988,572
44,283	LiveRamp Holdings, Inc.(a)	1,201,841
32,480	Maximus, Inc.	2,967,698
98,679	Sprinklr, Inc., Class A(a)	761,802
		19,566,487

NAA SMID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	Utilities - 6.8%
59,942	California Water Service Group	$2,750,738
44,460	Evergy, Inc.	3,379,849
98,517	FirstEnergy Corporation	4,514,049
40,535	H2O America	1,974,055
95,184	OGE Energy Corporation	4,404,164
16,479	Ormat Technologies, Inc.	1,586,104
22,958	Pinnacle West Capital Corporation	2,058,414
		20,667,373
	TOTAL COMMON STOCKS (Cost $276,622,197)	300,032,729

	EXCHANGE-TRADED FUNDS — 1.1%
	Equity - 1.1%
13,331	iShares Russell Mid-Cap Value ETF	1,861,941
7,078	Vanguard Small-Cap Value ETF	1,477,249
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,318,139)	3,339,190

	TOTAL INVESTMENTS - 99.3% (Cost $279,940,336)	$303,371,919
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	2,224,805
	NET ASSETS - 100.0%	$305,596,724

ETF - Exchange-Traded Fund

Ltd. - Limited Company

PLC - Public Limited Company

(a)	Non-income producing security.

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8%
	Communications - 3.0%
9,652	Comcast Corporation, Class A	$303,266
823	Fox Corporation, Class A	51,898
1,819	Interpublic Group of Companies, Inc. (The)	50,768
14,808	KDDI Corporation	236,392
611	Omnicom Group, Inc.	49,815
7,035	Orange S.A.	114,108
2,161	Rogers Communications Inc, Class B	74,407
146,336	SoftBank Corporation	215,447
1,279	T-Mobile US, Inc.	306,168
		1,402,269
	Consumer Discretionary - 8.2%
1,675	Bunzl plc	52,849
2,746	Cie Generale des Etablissements Michelin	98,454
1,189	eBay, Inc.(a)	108,140
9,933	Ford Motor Company	118,799
193	Games Workshop Group PLC	37,715
2,446	General Motors Company	149,132
370	Genuine Parts Company	51,282
2,641	Home Depot, Inc. (The)	1,070,106
643	Lennar Corporation, Class A	81,044
1,150	LKQ Corporation	35,121
993	LVMH Moet Hennessy Louis Vuitton SE	606,781
1,485	Magna International, Inc.	70,373
589	Marriott International, Inc., Class A	153,399
4,638	Mercedes-Benz Group AG	292,317
910	Ross Stores, Inc.	138,675
626	Royal Caribbean Cruises Ltd.	202,561
3,362	Sekisui House Ltd.	76,555
9,819	Suzuki Motor Corporation	143,467
2,878	TJX Companies, Inc. (The)	415,986
		3,902,756
	Consumer Staples - 9.6%
7,700	Asahi Group Holdings	92,458
8,358	British American Tobacco plc	443,669

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Consumer Staples - 9.6% (Continued)
637	Church & Dwight Company, Inc.	$55,820
10,016	Coca-Cola Company (The)	664,262
884	Coca-Cola Europacific Partners plc	79,922
2,098	Colgate-Palmolive Company	167,715
408	Constellation Brands, Inc., Class A	54,945
577	Estee Lauder Companies, Inc. (The), Class A	50,845
2,494	Groupe DANONE	217,134
4,835	Kenvue, Inc.	78,472
6,332	Koninklijke Ahold Delhaize N.V.	256,207
6,244	Nestle S.A.	573,463
3,458	PepsiCo, Inc.	485,642
504	Royal Unibrew A/S	38,444
28,939	Tesco PLC	173,389
11,009	Walmart, Inc.	1,134,587
		4,566,974
	Energy - 4.9%
3,856	Chevron Corporation	598,798
9,984	Exxon Mobil Corporation	1,125,696
917	s.a. D’Ieteren n.v.(a)	171,385
3,315	Schlumberger Ltd.	113,937
6,086	TC Energy Corporation(a)	330,970
		2,340,786
	Financials - 31.0%(b)
659	Allstate Corporation (The)	141,454
6,689	AXA SA	319,137
13,690	Banco Bilbao Vizcaya Argentaria S.A.	262,614
35,983	Banco Santander S.A.	374,869
6,013	Bank of Ireland Group PLC	98,934
1,734	Bank of New York Mellon Corporation (The)	188,937
7,031	Bank of Nova Scotia (The)	454,720
3,541	Beazley plc	43,194
3,830	BNP Paribas	347,704
1,615	Capital One Financial Corporation	343,317
940	Chubb Ltd.	265,315

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Financials - 31.0%(b) (Continued)
4,614	Citigroup, Inc.	$468,321
7,725	Danske Bank A/S	329,130
1,202	Deutsche Boerse A.G.	321,879
5,356	DNB Bank ASA	145,698
127	Everest Group Ltd.	44,479
738	Goldman Sachs Group, Inc. (The)	587,706
385	Hannover Rueck SE	115,979
76,443	HSBC Holdings PLC	1,078,849
21,187	ING Groep N.V.	555,402
48,536	Intesa Sanpaolo SpA	319,889
9,937	JAPAN POST HOLDINGS CO LT	98,788
6,744	JPMorgan Chase & Company	2,127,261
733	Julius Baer Group Ltd.	51,044
25,359	Legal & General Group plc	81,171
62,230	Mitsubishi UFJ Financial Group, Inc.	1,007,525
13,134	Mizuho Financial Group, Inc.	443,052
3,047	Morgan Stanley	484,351
2,231	National Bank of Canada	237,025
13,571	Nordea Bank Abp	222,420
479	Northern Trust Corporation	64,473
447	Raymond James Financial, Inc.	77,152
31,101	Sony Financial Group, Inc.	34,495
8,435	Standard Chartered PLC	162,846
20,328	Sumitomo Mitsui Financial Group, Inc.	574,099
3,700	Sumitomo Mitsui Trust Holdings, Inc.	107,572
17,128	Svenska Handelsbanken A.B., A Shares	222,681
10,133	SWEDBANK AB - A SHARES, Class A	304,808
67	Swiss Life Holding AG	72,339
633	Sydbank A/S(a)	50,823
383	Talanx AG(a)	50,899
10,221	Tokio Marine Holdings, Inc.	432,641
561	Travelers Companies, Inc. (The)	156,642
7,898	UBS Group AG	322,572
4,824	UniCredit SpA	367,062

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Financials - 31.0%(b) (Continued)
735	W R Berkley Corporation	$56,316
		14,617,584
	Health Care - 8.4%
1,359	Amgen, Inc.	383,510
661	Cigna Group (The)	190,533
2,980	CVS Health Corporation	224,662
3,175	Gilead Sciences, Inc.	352,425
18,408	GSK plc	389,798
288	Humana, Inc.	74,929
3,235	Medtronic PLC	308,101
6,381	Merck & Company, Inc.	535,557
4,712	Novartis A.G.	605,907
4,418	Sanofi S.A.	418,334
877	Stryker Corporation	324,201
1,197	Zoetis, Inc.	175,145
		3,983,102
	Industrials - 9.6%
3,747	ABB Ltd.	271,165
1,793	Ashtead Group PLC	119,726
5,320	Canadian Pacific Kansas City(a)	396,290
863	Cintas Corporation	177,139
1,783	Delta Air Lines, Inc.	101,185
379	Expeditors International of Washington, Inc.	46,462
626	General Dynamics Corporation	213,466
22,657	Hexagon AB	269,295
1,200	Hoshizaki Corporation(a)	45,089
533	Lockheed Martin Corporation, Class B	266,079
10,420	Mitsubishi Electric Corporation(a)	267,994
1,365	PACCAR, Inc.	134,207
762	Rollins, Inc.	44,760
4,900	Siemens AG	1,318,479
143	Snap-on, Inc.	49,554
1,582	Southwest Airlines Company	50,482
545	Spirax-Sarco Engineering plc(a)	50,186

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Industrials - 9.6% (Continued)
3,600	Tokyo Metro Company Ltd.	$41,255
562	Trane Technologies PLC	237,142
142	TransDigm Group, Inc.(a)	187,159
1,882	United Parcel Service, Inc., Class B	157,203
630	Xylem, Inc.	92,925
		4,537,242
	Materials - 2.7%
2,881	Agnico Eagle Mines Ltd.	485,326
655	Ecolab, Inc.	179,378
2,346	Lafarge Holcim - Reclaim	198,469
720	LyondellBasell Industries N.V., Class A	35,309
2,492	Newmont Corporation	210,101
30,345	Nippon Steel Corporation(a)	125,081
1,292	Smurfit WestRock plc	55,000
		1,288,664
	Real Estate - 1.4%
1,753	Aena S.M.E. SA	47,890
357	AvalonBay Communities, Inc.	68,962
163	Essex Property Trust, Inc.	43,629
1,414	Invitation Homes, Inc.	41,473
55	Japan Real Estate Investment Corp.	46,322
2,242	Realty Income Corporation	136,291
5,703	Segro Plc	50,392
794	Simon Property Group, Inc.	149,009
2,645	VICI Properties, Inc.	86,253
		670,221
	Technology - 16.8%
1,645	Accenture PLC, Class A	405,657
10,566	Broadcom, Inc.	3,485,829
345	CDW Corporation	54,952
9,766	Cisco Systems, Inc.	668,190
1,913	Corning, Inc.	156,923
748	Dell Technologies, Inc., Class C	106,044
101	FactSet Research Systems, Inc.	28,935

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	Technology - 16.8% (Continued)
409	Garmin Ltd.	$100,704
3,351	Hewlett Packard Enterprise Company	82,301
2,256	International Business Machines Corporation	636,553
3,138	Lam Research Corporation	420,178
424	Motorola Solutions, Inc.	193,891
502	NetApp, Inc.	59,467
1,765	Open Text Corporation	65,985
11,800	Panasonic Holdings Corporation	128,095
827	Paychex, Inc.	104,831
514	Seagate Technology Holdings PLC	121,335
31,101	Sony Corporation	894,166
4,063	Sumitomo Electric Industries Ltd.(a)	115,900
759	Thomson Reuters Corporation	117,877
		7,947,813
	Utilities - 2.2%
487	American Water Works Company, Inc.	67,785
1,957	Duke Energy Corporation	242,179
2,548	Exelon Corporation	114,685
1,294	FirstEnergy Corporation	59,291
1,175	NiSource, Inc.	50,878
467	NRG Energy, Inc.	75,631
1,204	Public Service Enterprise Group, Inc.	100,486
1,326	Severn Trent plc	46,233
2,753	Southern Company (The)	260,902
		1,018,070
	TOTAL COMMON STOCKS (Cost $40,560,148)	46,275,481

	EXCHANGE-TRADED FUNDS — 1.5%
	Equity - 1.5%
2,978	iShares MSCI EAFE ETF	278,056
154	SPDR S&P 500 ETF	102,592

NAA WORLD EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 1.5% (Continued)
	Equity - 1.5% (Continued)
548	Vanguard S&P 500 ETF	$335,584
	TOTAL EXCHANGE-TRADED FUNDS (Cost $691,819)	716,232

	TOTAL INVESTMENTS - 99.3% (Cost $41,251,967)	$46,991,713
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%	340,547
	NET ASSETS - 100.0%	$47,332,260

A/S - Anonim Sirketi

ETF - Exchange-Traded Fund

Ltd. - Limited Company

MSCI - Morgan Stanley Capital International

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

S.A. - Société Anonyme

S.E. - Société Européene

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.
(b)	See note 3.

New Age Alpha Funds Trust

Statements of Assets and Liabilities

September 30, 2025

	NAA Allocation Fund	NAA Large Cap Value Fund	NAA Large Core Fund	NAA Mid Growth Fund	NAA Opportunity Fund
Assets:
Investments in securities, at cost	$163,956,414	$64,508,807	$223,155,679	$70,716,096	$28,462,403
Investments in securities, at value	$192,252,106	$70,933,633	$255,006,741	$71,828,842	$29,355,932
Cash	1,044,044	389,731	1,739,813	351,590	3,116,372
Cash at Broker for Swaps	-	-	-	-	951,267
Receivable for Portfolio shares sold	2,501	35	7,475	48	-
Interest receivable	531,953	28	117	34	523
Dividends receivable	81,215	76,355	134,196	25,339	42,031
Unrealized appreciation on swap agreements	-	-	-	-	4,702,208
Prepaid expenses	2,642	22,327	19,236	26,055	48,125
Total Assets	193,914,461	71,422,109	256,907,578	72,231,908	38,216,458
Liabilities:
Payable for Portfolio shares redeemed	34,904	19,621	48,926	1,994	10
Accrued investment advisory fees	116,287	12,909	148,428	44,987	26,839
Accrued distribution (12b-1) fees	73,737	27,836	241,631	64,364	2,916
Accrued administrative fees	24,576	7,829	5,491	16,416	2,231
Accrued Transfer Agency Fees	21,812	6,387	7,273	5,520	-
Unrealized depreciation on swap agreements	-	-	-	-	3,144,210
Accrued miscellaneous fees	137,172	7,189	33,293	24,285	37,261
Total Liabilities	408,488	81,771	485,042	157,566	3,213,467
Net Assets	$193,505,973	$71,340,338	$256,422,536	$72,074,342	$35,002,991

Components of Net Assets:
Paid-in capital	$147,977,023	$55,560,479	$217,288,105	$72,424,750	$57,560,940
Accumulated earnings (losses)	45,528,950	15,779,859	39,134,431	(350,408)	(22,557,949)
Net Assets	$193,505,973	$71,340,338	$256,422,536	$72,074,342	$35,002,991

Class A Shares:
Net assets	$121,343,683	$44,593,140	$246,989,452	$70,536,839	$3,202,791
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,636,171	916,326	10,651,082	1,827,953	104,486
Net asset value and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$18.29	$48.67	$23.19	$38.59	$30.65
Maximum offering price per share (net asset value plus maximum sales charge of 4.75%)	$19.20	$51.10	$24.35	$40.51	$32.18

Class C Shares:
Net assets	$7,269,446	$1,539,183	$607,254	$273,495	$43,132
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	450,454	36,397	23,884	6,944	1,209
Net asset value, offering and redemption price per share (a) (Net assets ÷ Total shares of beneficial interest outstanding)	$16.14	$42.29	$25.43	$39.39	$35.68

Institutional Class Shares:
Net assets	$59,977,941	$25,208,015	$8,825,830	$1,264,008	$31,757,068
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,114,777	529,576	387,742	32,728	1,046,025
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$19.26	$47.60	$22.76	$38.62	$30.36

Class P Shares
Net assets	$4,914,903
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	264,993
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$18.55

(a)	Subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% if shares are redeemed within 12 months of purchase.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Assets and Liabilities (Continued)

September 30, 2025

	NAA Risk Managed Real Estate Fund		NAA SMid Cap Value Fund	NAA World Equity Income Fund
Assets:
Investments in securities, at cost	$184,502,276		$279,940,336	$41,251,967
Investments in securities, at value	$200,497,428		$303,371,919	$46,991,713
Cash	11,405,776		2,255,005	230,317
Foreign Cash (Cost $-, -, -,9,775)	-		-	9,775
Cash at Broker for Swaps	1,076,309		-	-
Cash at Broker for Short Sales	28,085,614		-	-
Other Receivable (Capital)	78,666	(a)	-	-
Receivable for Portfolio shares sold	6,757		10,710	146
Interest receivable	732		79	94
Dividends receivable	721,256		338,250	91,206
Unrealized appreciation on swap agreements	2,794,590		-	-
Reclaims receivable	-		302	90,087
Prepaid expenses	13,749		63,950	16,762
Total Assets	244,680,877		306,040,215	47,430,100
Liabilities:
Securities sold short, at value (proceeds $28,131,029,-,-)	29,170,059		-	-
Payable for Portfolio shares redeemed	188,430		152,447	11,314
Accrued investment advisory fees	129,046		137,323	3,916
Accrued distribution (12b-1) fees	7,620		122,766	27,798
Accrued administrative fees	39,610		12,131	9,348
Accrued transfer agency fees	23,415		7,336	16,059
Unrealized depreciation on swap agreements	3,042,897		-	-
Accrued miscellaneous fees	49,189		11,488	29,405
Dividends payable from short positions	134,908		-	-
Total Liabilities	32,785,174		443,491	97,840
Net Assets	$211,895,703		$305,596,724	$47,332,260

Components of Net Assets:
Paid-in capital	$199,832,161		$245,423,581	$35,700,555
Accumulated earnings	12,063,542		60,173,143	11,631,705
Net Assets	$211,895,703		$305,596,724	$47,332,260

Class A Shares:
Net assets	$11,429,885		$263,570,035	$43,751,121
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	349,792		6,740,251	2,378,658
Net asset value and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$32.68		$39.10	$18.39
Maximum offering price per share (net asset value plus maximum sales charge of 4.75%)	$34.31		$41.05	$19.31

Class C Shares:
Net assets	$3,804,740		$2,158,689	$1,190,247
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	117,361		49,759	80,585
Net asset value, offering and redemption price per share (b) (Net assets ÷ Total shares of beneficial interest outstanding)	$32.42		$43.38	$14.77

Institutional Class Shares:
Net assets	$196,661,078		$39,868,000	$2,390,892
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,923,769		972,220	130,935
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$33.20		$41.01	$18.26

(a)	Due from related party.
(b)	Subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% if shares are redeemed within 12 months of purchase.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Operations

For the Year Ended September 30, 2025

	NAA Allocation Fund	NAA Large Cap Value Fund	NAA Large Core Fund	NAA Mid Growth Fund	NAA Opportunity Fund
Investment Income:
Dividend income	$2,657,443	$1,293,133	$3,017,378	$639,369	$440,729
Affiliated dividend income	-	-	493,617	141,893	-
Interest income	1,701,246	28,390	99,748	35,189	417,750
Foreign taxes withheld	(6,811)	(402)	-	(1,953)	(910)
Total Investment Income	4,351,878	1,321,121	3,610,743	814,498	857,569
Expenses:
Investment advisory fees	1,814,632	429,240	1,869,966	562,389	328,610
Distribution 12b-1 fees:
Class A	301,592	109,728	603,850	182,825	7,644
Class C	81,216	17,310	7,272	4,245	942
Class P	11,483	1,308	82	80	1,145
Administration fees	112,986	41,572	134,602	59,138	38,514
Networking Fees	108,534	31,647	95,907	28,824	4,949
Registration & filing fees	103,451	82,483	73,372	77,061	50,972
Transfer agent fees	65,147	65,249	130,324	78,849	35,761
Printing and postage expenses	23,645	18,645	31,770	11,395	5,645
Short sales dividend expense	-	-	94,873	14,437	-
Miscellaneous fees and expenses	131,098	58,567	143,961	89,044	68,092
Total Expenses	2,753,784	855,749	3,185,979	1,108,287	542,274
Expenses waived/reimbursed	(181,343)	(164,094)	-	-	(33,196)
Net Expenses	2,572,441	691,655	3,185,979	1,108,287	509,078
Net Investment Income (Loss)	1,779,437	629,466	424,764	(293,789)	348,491

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Affiliated Investments	-	-	1,696,571	861,384	-
Investments	24,632,933	14,642,202	11,171,304	3,469,784	2,880,914
Futures contracts	-	-	78,168	22,858	-
Swap agreements	-	-	36,382,841	8,984,753	(3,949,453)
	24,632,933	14,642,202	49,328,884	13,338,779	(1,068,539)
Net change in unrealized appreciation/(depreciation) on:
Affiliated Investments	-	-	(1,793,796)	(876,684)	-
Investments	(1,517,946)	(9,164,836)	20,856,354	(1,089,215)	(2,457,627)
Futures contracts	-	-	(62,524)	-	-
Swap agreements	-	-	(33,863,475)	(7,028,514)	829,273
	(1,517,946)	(9,164,836)	(14,863,441)	(8,994,413)	(1,628,354)
Net Realized and Unrealized Gain/(Loss) on Investments	23,114,987	5,477,366	34,465,443	4,344,366	(2,696,893)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$24,894,424	$6,106,832	$34,890,207	$4,050,577	$(2,348,402)

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Operations (Continued)

For the Year Ended September 30, 2025

	NAA Risk Managed Real Estate Fund	NAA SMid Cap Value Fund	NAA World Equity Income Fund
Investment Income:
Dividend income	$7,566,146	$6,344,447	$1,281,937
Interest income	1,206,048	85,267	7,867
Foreign taxes withheld	-	(5,931)	(71,431)
Total Investment Income	8,772,194	6,423,783	1,218,373
Expenses:
Investment advisory fees	1,802,134	2,377,228	329,068
Distribution 12b-1 fees:
Class A	17,954	615,546	107,330
Class C	40,865	23,220	16,062
Class P	12,373	5,334	109
Short sales dividend expense	1,641,278	-	-
Administration fees	135,105	134,758	51,574
Networking Fees	109,247	216,409	7,787
Registration & filing fees	92,719	83,538	78,008
Transfer agent fees	73,090	172,223	71,023
Printing and postage expenses	29,983	29,445	10,913
Margin Receivable	1,079	-	-
Miscellaneous fees and expenses	183,244	176,434	79,660
Total Expenses	4,139,071	3,834,135	751,534
Expenses waived/reimbursed	(184,262)	(238,987)	(194,588)
Net Expenses	3,954,809	3,595,148	556,946
Net Investment Income	4,817,385	2,828,635	661,427

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Affiliated Investments	-	(2,532)	-
Investments	5,040,718	69,548,272	6,883,638
Investments sold short	4,931,224	-	-
Swap agreements	864,010	-	-
Foreign currency translations	-	-	(29,194)
	10,835,952	69,545,740	6,854,444
Net change in unrealized appreciation/(depreciation) on:
Affiliated Investments	-	2,530	-
Investments	(21,461,619)	(60,248,786)	(2,492,203)
Investments sold short	1,626,353	-	-
Swap agreements	(2,697,022)	-	-
Foreign currency translations	-	-	4,210
	(22,532,288)	(60,246,256)	(2,487,993)
Net Realized and Unrealized Gain/(Loss) on Investments	(11,696,336)	9,299,484	4,366,451
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(6,878,951)	$12,128,119	$5,027,878

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets

	NAA Allocation Fund		NAA Large Cap Value Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025		Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,779,437	$(363,030)	$629,466		$465,176
Net realized gain on investments	24,632,933	24,352,158	14,642,202		1,125,722
Net change in unrealized appreciation (depreciation) on investments	(1,517,946)	35,413,934	(9,164,836)		6,300,481
Net increase in net assets resulting from operations	24,894,424	59,403,062	6,106,832		7,891,379
From Distributions to Shareholders:
Class A	(17,699,918)	(1,985,508)	(4,831,600)		(3,614,984)
Class C	(1,381,988)	(124,629)	(202,881)		(133,562)
Institutional Class	(8,130,642)	(1,275,935)	(1,711,890)		(215,928)
Class P	(639,492)	(77,623)	(87,996	)(b)	(9,665)
Total distributions to shareholders	(27,852,040)	(3,463,695)	(6,834,367)		(3,974,139)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class A	3,475,427	4,655,019	8,145,303	(c)	822,724
Class C	754,151	55,823	14,714		96,923
Institutional Class	4,688,028	1,903,271	7,805,337		1,637,823
Class P	250,491	60,986	9,026	(b)	645
Proceeds received in connection with merger(a)
Class A	-	-	11,273,118		-
Class C	-	-	1,163,467		-
Institutional Class	-	-	16,146,418		-
Class P	-	-	1,027,969	(b)	-
Reinvestment of distributions
Class A	15,966,752	1,793,021	4,742,848		3,537,482
Class C	1,377,351	124,341	202,881		133,562
Institutional Class	7,732,897	1,226,048	1,707,117		215,928
Class P	633,027	76,734	87,996	(b)	9,665
Cost of shares redeemed
Class A	(24,310,972)	(23,069,675)	(15,408,305)		(3,861,275)
Class C	(4,347,969)	(5,075,017)	(930,305)		(388,459)
Institutional Class	(13,762,416)	(22,260,703)	(3,848,413)		(1,141,930)
Class P	(604,126)	(1,111,314)	(227,836	)(b)(c)	(23,068)
Tax-free interclass conversion
Class A	-	-	845,327		-
Class P	-	-	(845,327	)(c)	-
Net increase/(decrease) in net assets from share transactions of beneficial interest	(8,147,359)	(41,621,466)	31,911,335		1,040,020
Total Increase/(Decrease) In Net Assets	(11,104,975)	14,317,901	31,183,800		4,957,260

Net Assets:
Beginning of year	204,610,948	190,293,047	40,156,538		35,199,278
End of year	$193,505,973	$204,610,948	$71,340,338		$40,156,538

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Allocation Fund		NAA Large Cap Value Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025		Year Ended September 30, 2024
SHARE ACTIVITY
Class A
Shares Sold	199,025	279,154	168,890	(c)	17,707
Shares received in connection with merger	-	-	232,209		-
Shares Reinvested	951,535	117,575	104,601		80,968
Shares Redeemed	(1,401,889)	(1,426,867)	(322,484)		(83,236)
Tax-free interclass conversion	-	-	19,819	(b)	-
Net increase/(decrease) in shares of beneficial interest outstanding	(251,329)	(1,030,138)	203,035		15,439

Class C
Shares Sold	51,859	3,771	364		2,411
Shares received in connection with merger(a)	-	-	27,082		-
Shares Reinvested	92,564	8,991	5,165		3,449
Shares Redeemed	(281,031)	(337,058)	(22,563)		(9,626)
Net increase/(decrease) in shares of beneficial interest outstanding	(136,608)	(324,296)	10,048		(3,766)

Institutional Class
Shares Sold	256,619	109,757	176,172		36,005
Shares received in connection with merger(a)	-	-	339,985		-
Shares Reinvested	438,870	77,207	39,240		5,048
Shares Redeemed	(749,250)	(1,330,967)	(87,026)		(25,018)
Net increase/(decrease) in shares of beneficial interest outstanding	(53,761)	(1,144,003)	468,371		16,035

Class P
Shares Sold	14,244	3,751	207		13
Shares received in connection with merger(a)	-	-	21,218		-
Shares Reinvested	37,237	4,983	1,987		222
Shares Redeemed	(33,754)	(68,841)	(5,125	)(c)	(495)
Tax-free interclass conversion	-	-	(19,864	)(c)	-
Net increase/(decrease) in shares of beneficial interest outstanding	17,727	(60,107)	(1,577	)(b)	(260)

(a)	The Guggenheim RBP(R) Dividend Fund, Guggenheim RBP(R) Large-Cap Defensive Fund, Guggenheim RBP(R) Large-Cap Value Fund, and the Guggenheim Large Cap Value Fund were reorganized into the NAA Large Cap Value Fund which occurred after the close of business on October 25, 2024 (see Note 1 of the Notes to Financial Statements).
(b)	Effective April 28, 2025, the NAA Large Cap Value Fund converted its Class P shares into Class A Shares.
(c)	Includes automatic conversion from Class P shares of $845,327 representing 19,864 shares into 19,819 Class A Shares.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Large Core Fund			NAA Mid Growth Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024	Year Ended September 30, 2025		Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$424,764		$7,294,680	$(293,789)		$1,972,163
Net realized gain on investments	49,328,884		41,786,691	13,338,779		12,812,573
Net change in unrealized appreciation (depreciation) on investments	(14,863,441)		26,059,317	(8,994,413)		4,802,149
Net increase in net assets resulting from operations	34,890,207		75,140,688	4,050,577		19,586,885
From Distributions to Shareholders:
Class A	(47,830,317)		(5,405,491)	(1,895,782)		(1,599,572)
Class C	(303,545)		(36,849)	(29,994)		(35,883)
Institutional Class	(1,505,871)		(182,850)	(47,087)		(25,329)
Class P	(11,131	)(a)	(5,396)	(1,353	)(a)	(1,001)
Total distributions to shareholders	(49,650,864)		(5,630,586)	(1,974,216)		(1,661,785)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class A	3,374,350	(b)	6,210,855	1,269,106	(c)	1,127,898
Class C	12,846		69,462	25,691		54,595
Institutional Class	3,759,041		1,830,970	1,018,393		242,286
Class P	252	(a)	1,460	11,805	(a)	8,666
Reinvestment of distributions
Class A	45,689,049		5,134,767	1,798,324		1,520,104
Class C	303,545		36,186	29,638		35,883
Institutional Class	1,497,370		181,876	47,000		25,262
Class P	11,131	(a)	5,396	1,353	(a)	1,001
Cost of shares redeemed
Class A	(42,960,060)		(25,109,528)	(10,587,257)		(7,500,936)
Class C	(339,504)		(283,343)	(386,469)		(155,959)
Institutional Class	(4,223,617)		(2,050,837)	(918,815)		(316,333)
Class P	(31,838	)(a)(b)	(195,305)	(23,762	)(a)(c)	(2,851)
Tax-free interclass conversion
Class A	52,781		-	55,964		-
Class P	(52,781	)(b)	-	(55,964	)(c)	-
Net increase/(decrease) in net assets from share transactions of beneficial interest	7,092,565		(14,168,041)	(7,714,993)		(4,960,384)
Total Increase/(Decrease) In Net Assets	(7,668,092)		55,342,061	(5,638,632)		12,964,716

Net Assets:
Beginning of year	264,090,628		208,748,567	77,712,974		64,748,258
End of year	$256,422,536		$264,090,628	$72,074,342		$77,712,974

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Large Core Fund			NAA Mid Growth Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024	Year Ended September 30, 2025		Year Ended September 30, 2024
SHARE ACTIVITY
Class A
Shares Sold	162,134	(b)	291,700	33,251	(c)	33,254
Shares Reinvested	2,179,821		257,382	48,045		47,135
Shares Redeemed	(2,013,509)		(1,161,333)	(282,121)		(223,835)
Tax-free interclass conversion	2,742	(a)	-	1,631	(a)	-
Net increase/(decrease) in shares of beneficial interest outstanding	331,188		(612,251)	(199,194)		(143,446)

Class C
Shares Sold	1,279		6,735	1,122		4,488
Shares Reinvested	39,422		3,730	2,314		3,096
Shares reduced due to reverse split	(64,206	)(d)	-	(22,238	)(e)	-
Shares Redeemed	(23,168)		(26,945)	(20,081)		(12,835)
Net decrease in shares of beneficial interest outstanding	(46,673)		(16,480)	(38,883)		(5,251)

Institutional Class
Shares Sold	165,127		87,396	25,488		7,128
Shares Reinvested	72,936		9,265	1,257		784
Shares Redeemed	(185,860)		(99,766)	(24,186)		(9,222)
Net increase/(decrease) in shares of beneficial interest outstanding	52,203		(3,105)	2,559		(1,310)

Class P
Shares Sold	12		65	325		258
Shares Reinvested	547		276	37		32
Shares Redeemed	(1,339	)(b)	(8,169)	(654	)(c)	(87)
Tax-free interclass conversion	(2,824	)(b)	-	(1,667	)(c)	-
Net increase/(decrease) in shares of beneficial interest outstanding	(3,604	)(a)	(7,828)	(1,959	)(a)	203

(a)	Effective April 28, 2025, The Funds converted its Class P shares into Class A Shares.
(b)	Includes automatic conversion from Class P shares of $52,781 representing 2,824 shares into 2,742 Class A Shares.
(c)	Includes automatic conversion from Class P shares of $55,964 representing 1,667 shares into 1,631 Class A Shares.
(d)	Effective April 1, 2025, NAA Large Core Class C had a three-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the three-for-one stock split.
(e)	Effective April 1, 2025, NAA Mid Growth Class C had a three-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the three-for-one stock split.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Opportunity Fund			NAA Risk Managed Real Estate Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024	Year Ended September 30, 2025		Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$348,491		$280,300	$4,817,385		$8,563,694
Net realized gain (loss) on investments	(1,068,539)		2,733,753	10,835,952		7,466,542
Net change in unrealized appreciation (depreciation) on investments	(1,628,354)		2,135,471	(22,532,288)		68,437,312
Net increase/(decrease) in net assets resulting from operations	(2,348,402)		5,149,524	(6,878,951)		84,467,548
From Distributions to Shareholders:
Class A	(30,372)		(17,013)	(213,791)		(124,087)
Class C	-		-	(133,825)		(100,127)
Institutional Class	(295,577)		(170,951)	(9,387,102)		(9,703,511)
Class P	(6,439	)(a)	(11,717)	(253,390	)(a)	(258,942)
Total distributions to shareholders	(332,388)		(199,681)	(9,988,108)		(10,186,667)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class A	1,015,091	(b)	521,179	8,437,265	(c)	975,223
Class C	3,743		28,394	333,684		449,159
Institutional Class	926,801		162,832	102,985,352		56,496,605
Class P	60	(a)	93,001	292,215	(a)	1,668,346
Reinvestment of distributions
Class A	25,420		14,054	196,958		113,706
Class C	-		-	121,275		96,964
Institutional Class	295,576		170,951	8,254,471		9,267,091
Class P	6,439	(a)	11,717	253,390	(a)	258,942
Cost of shares redeemed
Class A	(688,597)		(706,294)	(2,188,650)		(1,535,282)
Class C	(145,067)		(55,553)	(1,401,691)		(1,316,770)
Institutional Class	(966,904)		(1,056,198)	(217,008,131)		(152,743,720)
Class P	(777,988	)(a)(b)	(1,355,753)	(9,744,840	)(a)(c)	(2,686,041)
Tax-free interclass conversion
Class A	722,756		-	7,598,444		-
Class P	(722,756	)(b)	-	(7,598,444	)(c)	-
Net decrease in net assets from share transactions of beneficial interest	(305,426)		(2,171,670)	(109,468,702)		(88,955,777)
Total Increase/(Decrease) In Net Assets	(2,986,216)		2,778,173	(126,335,761)		(14,674,896)

Net Assets:
Beginning of year	37,989,207		35,211,034	338,231,464		352,906,360
End of year	$35,002,991		$37,989,207	$211,895,703		$338,231,464

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA Opportunity Fund			NAA Risk Managed Real Estate Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024	Year Ended September 30, 2025		Year Ended September 30, 2024
SHARE ACTIVITY
Class A
Shares Sold	12,082	(b)	24,797	29,638	(c)	31,903
Shares Reinvested	1,193		732	3,429		3,567
Shares reduced due to reverse split	(43,660	)(d)	-	-		-
Shares Redeemed	(27,451)		(33,883)	(67,582)		(50,152)
Tax-free interclass conversion	23,949	(a)	-	243,963	(a)	-
Net increase/(decrease) in shares of beneficial interest outstanding	(33,887)		(8,354)	209,448		(14,682)

Class C
Shares Sold	167		1,567	10,433		15,361
Shares Reinvested	-		-	3,868		3,077
Shares reduced due to reverse split	(2,074	)(e)	-	-		-
Shares Redeemed	(6,843)		(3,081)	(43,449)		(42,364)
Net decrease in shares of beneficial interest outstanding	(8,750)		(1,514)	(29,148)		(23,926)

Institutional Class
Shares Sold	30,301		5,415	3,163,511		1,826,925
Shares Reinvested	9,360		6,030	259,906		286,640
Shares Redeemed	(31,486)		(34,432)	(6,601,892)		(4,977,917)
Net increase/(decrease) in shares of beneficial interest outstanding	8,175		(22,987)	(3,178,475)		(2,864,352)

Class P
Shares Sold	2		4,366	8,802		53,565
Shares Reinvested	299		605	7,972		8,075
Shares reduced due to reverse split	(11,900	)(f)	-	-		-
Shares Redeemed	(2,483	)(b)	(63,484)	(64,846	)(c)	(85,912)
Tax-free interclass conversion	(23,702	)(b)	-	(242,457	)(c)	-
Net decrease in shares of beneficial interest outstanding	(37,784	)(a)	(58,513)	(290,529	)(a)	(24,272)

(a)	Effective April 28, 2025, The Funds converted its Class P shares into Class A Shares.
(b)	Includes automatic conversion from Class P shares of $722,756 representing 23,702 shares into 23,949 Class A Shares.
(c)	Includes automatic conversion from Class P shares of $7,598,444 representing 242,457 shares into 243,963 Class A Shares.
(d)	Effective April 1, 2025, NAA Opportunity Class A had a one-and-a-half-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the one-and-a-half-for-one stock split.
(e)	Effective April 1, 2025, NAA Opportunity Class C had a two-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the two-for-one stock split.
(f)	Effective April 1, 2025, NAA Opportunity Class P had a one-and-a-half-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the one-and-a-half-for-one stock split.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA SMid Cap Value Fund			NAA World Equity Income Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024	Year Ended September 30, 2025		Year Ended September 30, 2024
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$2,828,635		$2,702,586	$661,427		$840,399
Net realized gain on investments	69,545,740		26,188,659	6,854,444		2,743,773
Net change in unrealized appreciation (depreciation) on investments	(60,246,256)		42,714,503	(2,487,993)		7,508,430
Net increase in net assets resulting from operations	12,128,119		71,605,748	5,027,878		11,092,602
From Distributions to Shareholders:
Class A	(26,932,897)		(4,519,035)	(2,789,439)		(768,591)
Class C	(460,313)		(90,028)	(117,920)		(29,760)
Institutional Class	(26,724,429)		(6,882,413)	(166,347)		(54,773)
Class P	(433,101	)(a)	(83,545)	(4,023	)(a)	(1,703)
Total distributions to shareholders	(54,550,740)		(11,575,021)	(3,077,729)		(854,827)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class A	7,432,386	(b)	5,756,207	2,128,326	(c)	1,607,596
Class C	70,804		209,657	9,710		203,517
Institutional Class	4,621,037		14,895,834	862,501		1,388,085
Class P	4,226	(a)	79,097	25	(a)	1,064
Reinvestment of distributions
Class A	26,152,208		4,392,317	2,683,797		739,598
Class C	455,273		83,920	117,920		29,760
Institutional Class	21,015,786		5,463,438	165,116		54,443
Class P	433,101	(a)	83,545	4,022	(a)	1,299
Cost of shares redeemed
Class A	(45,113,083)		(42,061,906)	(8,915,411)		(4,592,926)
Class C	(1,523,167)		(1,536,349)	(1,542,771)		(875,233)
Institutional Class	(32,568,442)		(37,727,972)	(2,060,174)		(1,475,557)
Class P	(4,526,829	)(a)(b)	(1,466,108)	(96,219	)(a)(c)	(18,515)
Tax-free interclass conversion
Class A	3,338,265		-	73,726		-
Class P	(3,338,265	)(b)	-	(73,726	)(c)	-
Net decrease in net assets from share transactions of beneficial interest	(23,546,700)		(51,828,320)	(6,643,158)		(2,936,869)
Total Increase (Decrease) In Net Assets	(65,969,321)		8,202,407	(4,693,009)		7,300,906

Net Assets:
Beginning of year	371,566,045		363,363,638	52,025,269		44,724,363
End of year	$305,596,724		$371,566,045	$47,332,260		$52,025,269

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Statements of Changes in Net Assets (Continued)

	NAA SMid Cap Value Fund			NAA World Equity Income Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024	Year Ended September 30, 2025		Year Ended September 30, 2024
SHARE ACTIVITY
Class A
Shares Sold	109,033	(b)	152,442	122,258	(c)	101,178
Shares Reinvested	708,732		118,391	164,962		45,106
Shares Redeemed	(1,187,070)		(1,112,216)	(529,252)		(291,196)
Tax-free interclass conversion	97,211	(a)	-	4,593	(a)	-
Net decrease in shares of beneficial interest outstanding	(272,094)		(841,383)	(237,439)		(144,912)

Class C
Shares Sold	2,564		9,107	719		17,189
Shares Reinvested	22,101		3,758	9,056		2,243
Shares reduced due to reverse split	(59,956	)(d)	-	-		-
Shares Redeemed	(58,812)		(68,315)	(110,518)		(66,359)
Net decrease in shares of beneficial interest outstanding	(94,103)		(55,450)	(100,743)		(46,927)

Institutional Class
Shares Sold	412,108		1,804,887	51,868		85,631
Shares Reinvested	4,351,094		677,006	10,220		3,346
Shares reduced due to reverse split	(7,672,519	)(e)	-	-		-
Shares Redeemed	(4,077,860)		(4,483,828)	(123,530)		(95,637)
Net decrease in shares of beneficial interest outstanding	(6,987,177)		(2,001,935)	(61,442)		(6,660)

Class P
Shares Sold	108		2,074	1		67
Shares Reinvested	11,846		2,271	249		78
Shares Redeemed	(32,399	)(b)	(39,748)	(1,282	)(c)	(1,157)
Tax-free interclass conversion	(98,129	)(b)	-	(4,546	)(c)	-
Net decrease in shares of beneficial interest outstanding	(118,574	)(a)	(35,403)	(5,578	)(a)	(1,012)

(a)	Effective April 28, 2025, The Funds converted its Class P shares into Class A Shares.
(b)	Includes automatic conversion from Class P shares of $3,338,265 representing 98,129 shares into 97,211 Class A Shares.
(c)	Includes automatic conversion from Class P shares of $73,726 representing 4,546 shares into 4,593 Class A Shares.
(d)	Effective April 1, 2025, NAA SMid Cap Value Class C had a two-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the two-for-one stock split.
(e)	Effective April 1, 2025, NAA SMid Cap Value Institutional Class had a eight-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the eight-for-one stock split.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Allocation Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net asset value, beginning of year	$18.64		$14.04		$14.23		$18.11		$14.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15		(0.04)		0.26		(0.01)		(0.06)
Net realized and unrealized gain (loss) on investments	2.18		4.90		(0.40)		(1.27)		4.18
Total income (loss) from investment operations	2.33		4.86		(0.14)		(1.28)		4.12
Less distributions from:
Net investment income	(0.02)		(0.26)		(0.05)		-		(0.01)
Net realized gain	(2.66)		-		-		(2.60)		-
Total distributions	(2.68)		(0.26)		(0.05)		(2.60)		(0.01)
Net asset value, end of year	$18.29		$18.64		$14.04		$14.23		$18.11
Total return (b)	13.80%		35.05%		(0.97)%		(9.40)%		29.42%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$121,344		$128,383		$111,157		$135,504		$152,598
Net Investment Income (loss)	0.84%		(0.25)%		1.81%		(0.03)%		(0.38)%
Total Expenses (c)	1.50%		1.54%		1.58%		1.48%		1.44%
Net Expenses (d)	1.45	%(e)	1.43	%(e)	1.47	%(e)	1.39	%(e)	1.42	%(e)
Portfolio turnover rate	87	%(f)	125%		130%		149%		131%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	1.45%		1.43%		1.46%		1.38%		1.41%

(f)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Allocation Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net asset value, beginning of year	$16.83		$12.67		$12.87		$16.72		$13.01
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04		(0.13)		0.16		(0.12)		(0.16)
Net realized and unrealized gain (loss) on investments	1.93		4.44		(0.36)		(1.13)		3.87
Total income (loss) from investment operations	1.97		4.31		(0.20)		(1.25)		3.71
Less distributions from:
Net investment income	-		(0.15)		-		-		-
Net realized gain	(2.66)		-		-		(2.60)		-
Total distributions	(2.66)		(0.15)		-		(2.60)		-
Net asset value, end of year	$16.14		$16.83		$12.67		$12.87		$16.72
Total return (b)	13.06%		34.24%		(1.55)%		(10.08)%		28.52%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$7,269		$9,878		$11,548		$20,835		$60,153
Net Investment Income (loss)	0.23%		(0.91)%		1.25%		(0.82)%		(1.02)%
Total Expenses (c)	2.23%		2.25%		2.21%		2.21%		2.15%
Net Expenses (d)	2.05	%(e)	2.08	%(e)	2.08	%(e)	2.08	%(e)	2.09	%(e)
Portfolio turnover rate	87	%(f)	125%		130%		149%		131%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	2.05%		2.07%		2.07%		2.08%		2.08%

(f)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Allocation Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net asset value, beginning of year	$19.47		$14.66		$14.85		$18.74		$14.48
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23		0.02		0.33		0.04		(0.01)
Net realized and unrealized gain (loss) on investments	2.29		5.12		(0.42)		(1.33)		4.32
Total income (loss) from investment operations	2.52		5.14		(0.09)		(1.29)		4.31
Less distributions from:
Net investment income	(0.07)		(0.33)		(0.10)		-		(0.05)
Net realized gain	(2.66)		-		-		(2.60)		-
Total distributions	(2.73)		(0.33)		(0.10)		(2.60)		(0.05)
Net asset value, end of year	$19.26		$19.47		$14.66		$14.85		$18.74
Total return (b)	14.24%		35.55%		(0.58)%		(9.11)%		29.81%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$59,978		$61,690		$63,225		$93,219		$137,682
Net Investment Income (loss)	1.24%		0.10%		2.22%		0.25%		(0.04)%
Total Expenses (c)	1.22%		1.21%		1.22%		1.20%		1.15%
Net Expenses (d)	1.05	%(e)	1.07	%(e)	1.08	%(e)	1.08	%(e)	1.09	%(e)
Portfolio turnover rate	87	%(f)	125%		130%		149%		131%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	1.05%		1.07%		1.07%		1.08%		1.09%

(f)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Allocation Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class P Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net asset value, beginning of year	$18.85		$14.19		$14.36		$18.25		$14.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.17		(0.03)		0.28		0.00	(g)	(0.05)
Net realized and unrealized gain (loss) on investments	2.21		4.97		(0.39)		(1.29)		4.20
Total income (loss) from investment operations	2.38		4.94		(0.11)		(1.29)		4.15
Less distributions from:
Net investment income	(0.02)		(0.28)		(0.06)		-		0.00	(g)
Net realized gain	(2.66)		-		-		(2.60)		-
Total distributions	(2.68)		(0.28)		(0.06)		(2.60)		-
Net asset value, end of year	$18.55		$18.85		$14.19		$14.36		$18.25
Total return (b)	13.92%		35.26%		(0.80)%		(9.38)%		29.45%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$4,915		$4,660		$4,363		$5,424		$8,533
Net Investment Income (loss)	0.99%		(0.16)%		1.96%		(0.01)%		(0.28)%
Total Expenses (c)	1.47%		1.47%		1.47%		1.43%		1.38%
Net Expenses (d)	1.30	%(e)	1.32	%(e)	1.33	%(e)	1.33	%(e)	1.34	%(e)
Portfolio turnover rate	87	%(f)	125%		130%		149%		131%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	1.30%		1.32%		1.32%		1.33%		1.34%

(f)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(g)			Less than $0.01 per share.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net asset value, beginning of year	$50.31		$45.66		$43.75		$50.08		$38.17
Income (loss) from investment operations:
Net investment income (a)	0.41		0.58		0.61		0.56		0.41
Net realized and unrealized gain (loss) on investments	3.50		9.37		5.55		(3.40)		14.51
Total income (loss) from investment operations	3.91		9.95		6.16		(2.84)		14.92
Less distributions from:
Net investment income	(0.64)		(0.70)		(0.52)		(0.43)		(1.30)
Net realized gain	(4.91)		(4.60)		(3.73)		(3.06)		(1.71)
Total distributions	(5.55)		(5.30)		(4.25)		(3.49)		(3.01)
Net asset value, end of year	$48.67		$50.31		$45.66		$43.75		$50.08
Total return (b)	8.82%		23.55%		14.19%		(6.43)%		40.59%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$44,593		$35,888		$31,862		$30,733		$36,678
Net Investment Income	0.92%		1.25%		1.32%		1.11%		0.88%
Total Expenses (c)	1.38%		1.52%		1.47%		1.41%		1.47%
Net Expenses (d)	1.10	%(e)	1.12	%(e)	1.12	%(e)	1.13	%(e)	1.15	%(e)
Portfolio turnover rate	61	%(f)	13%		19%		33%		19%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	1.10%		1.12%		1.12%		1.13%		1.14%

(f)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net asset value, beginning of year	$44.33		$40.68		$39.44		$45.43		$34.79
Income (loss) from investment operations:
Net investment income (a)	0.06		0.21		0.24		0.18		0.05
Net realized and unrealized gain (loss) on investments	3.03		8.30		5.00		(3.07)		13.23
Total income (loss) from investment operations	3.09		8.51		5.24		(2.89)		13.28
Less distributions from:
Net investment income	(0.22)		(0.26)		(0.27)		(0.04)		(0.93)
Net realized gain	(4.91)		(4.60)		(3.73)		(3.06)		(1.71)
Total distributions	(5.13)		(4.86)		(4.00)		(3.10)		(2.64)
Net asset value, end of year	$42.29		$44.33		$40.68		$39.44		$45.43
Total return (b)	8.00%		22.63%		13.33%		(7.13)%		39.55%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$1,539		$1,168		$1,225		$1,653		$1,191
Net Investment Income	0.16%		0.50%		0.57%		0.39%		0.12%
Total Expenses (c)	2.09%		2.36%		2.28%		2.29%		2.36%
Net Expenses (d)	1.85	%(e)	1.87	%(e)	1.87	%(e)	1.88	%(e)	1.89	%(e)
Portfolio turnover rate	61	%(f)	13%		19%		33%		19%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	1.85%		1.87%		1.87%		1.88%		1.89%

(f)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net asset value, beginning of year	$49.36		$44.90		$43.11		$49.39		$37.71
Income (loss) from investment operations:
Net investment income (a)	0.51		0.68		0.74		0.71		0.52
Net realized and unrealized gain (loss) on investments	3.42		9.21		5.43		(3.38)		14.31
Total income (loss) from investment operations	3.93		9.89		6.17		(2.67)		14.83
Less distributions from:
Net investment income	(0.78)		(0.83)		(0.65)		(0.55)		(1.44)
Net realized gain	(4.91)		(4.60)		(3.73)		(3.06)		(1.71)
Total distributions	(5.69)		(5.43)		(4.38)		(3.61)		(3.15)
Net asset value, end of year	$47.60		$49.36		$44.90		$43.11		$49.39
Total return (b)	9.06%		23.89%		14.48%		(6.20)%		40.93%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$25,208		$3,021		$2,028		$5,246		$1,364
Net Investment Income	1.16%		1.48%		1.61%		1.46%		1.10%
Total Expenses (c)	1.04%		1.29%		1.21%		1.15%		1.24%
Net Expenses (d)	0.85	%(e)	0.87	%(e)	0.87	%(e)	0.88	%(e)	0.89	%(e)
Portfolio turnover rate	61	%(f)	13%		19%		33%		19%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	0.85%		0.87%		0.87%		0.88%		0.89%

(f)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Core Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of year	$24.71		$18.44	$21.18	$27.35	$23.01
Income (loss) from investment operations:
Net investment income (a)	0.05		0.66	0.56	0.18	0.06
Net realized and unrealized gain (loss) on investments	3.20		6.11	3.32	(5.02)	6.46
Total income (loss) from investment operations	3.25		6.77	3.88	(4.84)	6.52
Less distributions from:
Net investment income	(0.66)		(0.50)	(0.22)	(0.08)	(0.19)
Net realized gain	(4.11)		-	(6.40)	(1.25)	(1.99)
Total distributions	(4.77)		(0.50)	(6.62)	(1.33)	(2.18)
Net asset value, end of year	$23.19		$24.71	$18.44	$21.18	$27.35
Total return (b)	15.18%		37.38%	21.81%	(18.94)%	29.91%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$246,989		$254,992	$201,587	$186,957	$247,243
Net Investment Income	0.21%		3.04%	3.01%	0.68%	0.23%
Total Expenses (c)	1.25%		1.62%	1.48%	1.20%	1.23%
Net Expenses (d)	1.25	%(f)	1.59%	1.44%	1.15%	1.17%
Portfolio turnover rate	141	%(e)	56%	56%	62%	25%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(f)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025
	1.25%

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Core Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Year Ended September 30, 2025*		Year Ended September 30, 2024*	Year Ended September 30, 2023*	Year Ended September 30, 2022*	Year Ended September 30, 2021*
Net asset value, beginning of year	$35.79		$27.48	$40.71	$54.09	$47.61
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.07)		0.69	0.63	(0.06)	(0.33)
Net realized and unrealized gain (loss) on investments	(5.60	)(f)	8.94	5.79	(9.60)	13.02
Total income (loss) from investment operations	(5.67)		9.63	6.42	(9.66)	12.69
Less distributions from:
Net investment income	(0.58)		(1.32)	(0.45)	-	(0.24)
Net realized gain	(4.11)		-	(19.20)	(3.72)	(5.97)
Total distributions	(4.69)		(1.32)	(19.65)	(3.72)	(6.21)
Net asset value, end of year	$25.43		$35.79	$27.48	$40.71	$54.09
Total return (b)	14.29%		36.17%	20.81%	(19.69)%	28.69%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$607		$842	$797	$999	$869
Net Investment Income (loss)	(0.55)%		2.15%	2.14%	(0.10)%	(0.67)%
Total Expenses (c)	2.00%		2.51%	2.32%	2.10%	2.15%
Net Expenses (d)	2.00	%(g)	2.48%	2.28%	2.04%	2.09%
Portfolio turnover rate	141	%(e)	56%	56%	62%	25%

*			Effective April 1, 2025, NAA Large Core Class C had a three-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the three-for-one stock split.
(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(f)			The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.
(g)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025
	2.00%

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Large Core Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of year	$24.35		$18.18	$20.98	$27.10	$22.83
Income (loss) from investment operations:
Net investment income (a)	0.10		0.69	0.60	0.23	0.10
Net realized and unrealized gain (loss) on investments	3.14		6.03	3.27	(4.97)	6.40
Total income (loss) from investment operations	3.24		6.72	3.87	(4.74)	6.50
Less distributions from:
Net investment income	(0.72)		(0.55)	(0.27)	(0.14)	(0.24)
Net realized gain	(4.11)		-	(6.40)	(1.24)	(1.99)
Total distributions	(4.83)		(0.55)	(6.67)	(1.38)	(2.23)
Net asset value, end of year	$22.76		$24.35	$18.18	$20.98	$27.10
Total return (b)	15.44%		37.71%	22.06%	(18.78)%	30.12%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$8,826		$8,170	$6,158	$4,878	$6,260
Net Investment Income	0.59%		3.25%	3.23%	0.88%	0.38%
Total Expenses (c)	1.00%		1.41%	1.27%	1.00%	1.06%
Net Expenses (d)	1.00	%(f)	1.38%	1.23%	0.95%	0.99%
Portfolio turnover rate	141	%(e)	56%	56%	62%	25%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(f)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025
	1.00%

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Mid Growth Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of year	$37.44		$29.13	$34.22	$52.73	$45.98
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.14)		0.91	0.76	0.16	(0.02)
Net realized and unrealized gain (loss) on investments	2.24		8.15	5.07	(15.32)	13.67
Total income (loss) from investment operations	2.10		9.06	5.83	(15.16)	13.65
Less distributions from:
Net investment income	(0.95)		(0.75)	(0.19)	-	(0.20)
Net realized gain	-		-	(10.73)	(3.35)	(6.70)
Total distributions	(0.95)		(0.75)	(10.92)	(3.35)	(6.90)
Net asset value, end of year	$38.59		$37.44	$29.13	$34.22	$52.73
Total return (b)	5.70%		31.52%	19.84%	(30.68)%	31.07%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$70,537		$75,899	$63,225	$67,014	$107,983
Net Investment Income (loss)	(0.38)%		2.72%	2.52%	0.36%	(0.04)%
Total Expenses (c)	1.52%		1.69%	1.66%	1.32%	1.34%
Net Expenses (d)	1.52	%(f)	1.68%	1.65%	1.30%	1.28%
Portfolio turnover rate	144	%(e)	80%	82%	72%	44%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(f)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025
	1.52%

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Mid Growth Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Year Ended September 30, 2025*		Year Ended September 30, 2024*	Year Ended September 30, 2023*	Year Ended September 30, 2022*	Year Ended September 30, 2021*
Net asset value, beginning of year	$40.08		$32.67	$56.76	$92.76	$88.20
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.26)		0.63	0.60	(0.45)	(0.87)
Net realized and unrealized gain (loss) on investments	0.44		8.94	7.50	(25.50)	25.53
Total income (loss) from investment operations	0.18		9.57	8.10	(25.95)	24.66
Less distributions from:
Net investment income	(0.87)		(2.16)	-	-	-
Net realized gain	-		-	(32.19)	(10.05)	(20.10)
Total distributions	(0.87)		(2.16)	(32.19)	(10.05)	(20.10)
Net asset value, end of year	$39.39		$40.08	$32.67	$56.76	$92.76
Total return (b)	4.89%		30.26%	18.85%	(31.33)%	29.88%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$273		$612	$556	$688	$1,327
Net Investment Income (loss)	(1.09)%		1.77%	1.66%	(0.59)%	(0.94)%
Total Expenses (c)	2.27%		2.64%	2.49%	2.25%	2.26%
Net Expenses (d)	2.27	%(f)	2.63%	2.48%	2.23%	2.20%
Portfolio turnover rate	144	%(e)	80%	82%	72%	44%

*			Effective April 1, 2025, NAA Mid Growth Class C had a three-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the three-for-one stock split.
(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(f)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025
	2.27%

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Mid Growth Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of year	$37.47		$29.13	$34.25	$52.71	$45.98
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.06)		0.99	0.82	0.22	0.07
Net realized and unrealized gain (loss) on investments	2.25		8.15	5.05	(15.33)	13.65
Total income (loss) from investment operations	2.19		9.14	5.87	(15.11)	13.72
Less distributions from:
Net investment income	(1.04)		(0.80)	(0.26)	-	(0.29)
Net realized gain	-		-	(10.73)	(3.35)	(6.70)
Total distributions	(1.04)		(0.80)	(10.99)	(3.35)	(6.99)
Net asset value, end of year	$38.62		$37.47	$29.13	$34.25	$52.71
Total return (b)	5.94%		31.84%	20.02%	(30.60)%	31.26%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$1,264		$1,130	$917	$884	$1,390
Net Investment Income (loss)	(0.16)%		2.95%	2.72%	0.50%	0.14%
Total Expenses (c)	1.27%		1.46%	1.49%	1.20%	1.17%
Net Expenses (d)	1.27	%(f)	1.46%	1.49%	1.18%	1.11%
Portfolio turnover rate	144	%(e)	80%	82%	72%	44%

(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(f)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025
	1.27%

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Opportunity Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Year Ended September 30, 2025*		Year Ended September 30, 2024*		Year Ended September 30, 2023*		Year Ended September 30, 2022*		Year Ended September 30, 2021*
Net asset value, beginning of year	$33.11		$29.06		$25.10		$27.08		$25.34
Income (loss) from investment operations:
Net investment income (a)	0.19		0.15		0.11		0.11		0.15
Net realized and unrealized gain (loss) on investments	(2.43)		4.08		4.05		(1.85)		1.91
Total income (loss) from investment operations	(2.24)		4.23		4.16		(1.74)		2.06
Less distributions from:
Net investment income	(0.22)		(0.18)		(0.20)		(0.24)		(0.32)
Net realized gain	-		-		-		-		-
Total distributions	(0.22)		(0.18)		(0.20)		(0.24)		(0.32)
Net asset value, end of year	$30.65		$33.11		$29.06		$25.10		$27.08
Total return (b)	(6.44)%		14.64%		16.62%		(6.55)%		8.17%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$3,203		$3,054		$2,842		$2,610		$3,042
Net Investment Income	0.76%		0.49%		0.39%		0.39%		0.56%
Total Expenses (c)	1.72%		1.95%		1.94%		1.91%		1.94%
Net Expenses (d)	1.71%		1.73	%(e)	1.74	%(e)	1.76	%(e)	1.76	%(e)
Portfolio turnover rate	234	%(f)	306%		309%		283%		169%

*	Effective April 1, 2025, NAA Opportunity Class A had a one-and-a-half-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the one-and-a-halffor- one stock split.
(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	1.71%		1.73%		1.74%		1.76%		1.76%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Opportunity Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Year Ended September 30, 2025*		Year Ended September 30, 2024*		Year Ended September 30, 2023*		Year Ended September 30, 2022*		Year Ended September 30, 2021*
Net asset value, beginning of year	$38.44		$33.76		$29.18		$31.52		$29.42
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)		(0.10)		(0.12)		(0.12)		(0.06)
Net realized and unrealized gain (loss) on investments	(2.74)		4.78		4.70		(2.16)		2.22
Total income (loss) from investment operations	(2.76)		4.68		4.58		(2.28)		2.16
Less distributions from:
Net investment income	-		-		-		(0.06)		(0.06)
Net realized gain	-		-		-		-		-
Total distributions	-		-		-		(0.06)		(0.06)
Net asset value, end of year	$35.68		$38.44		$33.76		$29.18		$31.52
Total return (b)	(7.18)%		13.86%		15.70%		(7.25)%		7.37%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$43		$191		$194		$195		$277
Net Investment Income (loss)	(0.09)%		(0.27)%		(0.36)%		(0.37)%		(0.19)%
Total Expenses (c)	2.56%		2.77%		2.77%		2.75%		2.75%
Net Expenses (d)	2.46%		2.48	%(e)	2.50	%(e)	2.51	%(e)	2.51	%(e)
Portfolio turnover rate	234	%(f)	306%		309%		283%		169%

*	Effective April 1, 2025, NAA Opportunity Class C had a two-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the two-for-one stock split.
(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	2.46%		2.48%		2.49%		2.51%		2.51%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Opportunity Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2025		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net asset value, beginning of year	$32.67		$28.56		$24.59		$26.44		$24.65
Income (loss) from investment operations:
Net investment income (a)	0.31		0.24		0.17		0.17		0.22
Net realized and unrealized gain (loss) on investments	(2.34)		4.03		3.97		(1.81)		1.85
Total income (loss) from investment operations	(2.03)		4.27		4.14		(1.64)		2.07
Less distributions from:
Net investment income	(0.28)		(0.16)		(0.17)		(0.21)		(0.28)
Net realized gain	-		-		-		-		-
Total distributions	(0.28)		(0.16)		(0.17)		(0.21)		(0.28)
Net asset value, end of year	$30.36		$32.67		$28.56		$24.59		$26.44
Total return (b)	(6.23)%		15.04%		16.89%		(6.31)%		8.46%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$31,757		$33,903		$30,296		$25,632		$29,778
Net Investment Income	0.99%		0.80%		0.64%		0.64%		0.82%
Total Expenses (c)	1.46%		1.54%		1.56%		1.54%		1.58%
Net Expenses (d)	1.41%		1.42	%(e)	1.49	%(e)	1.51	%(e)	1.50	%(e)
Portfolio turnover rate	234	%(f)	306%		309%		283%		169%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	1.41%		1.42%		1.48%		1.50%		1.50%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Risk Managed Real Estate Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of year	$34.46		$27.61	$29.48	$36.87	$29.97
Income (loss) from investment operations:
Net investment income (a)	0.66		0.71	0.56	0.23	0.32
Net realized and unrealized gain (loss) on investments	(1.19)		7.01	(0.31)	(5.35)	8.86
Total income (loss) from investment operations	(0.53)		7.72	0.25	(5.12)	9.18
Less distributions from:
Net investment income	(0.69)		(0.87)	(0.63)	(0.55)	(0.54)
Return of Capital	-		-	(0.20)	-	-
Net realized gain	(0.56)		-	(1.29)	(1.72)	(1.74)
Total distributions	(1.25)		(0.87)	(2.12)	(2.27)	(2.28)
Net asset value, end of year	$32.68		$34.46	$27.61	$29.48	$36.87
Total return (b)	(1.40)%		28.31%	0.58%	(15.31)%	32.13%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$11,430		$4,837	$4,280	$9,043	$10,098
Net Investment Income	2.07%		2.31%	1.86%	0.62%	0.95%
Total Expenses (c)	1.99%		1.73%	1.72%	1.62%	1.39%
Net Expenses (d)(e)	1.96%		1.70%	1.66%	1.58%	1.38%
Portfolio turnover rate	69	%(f)	72%	21%	47%	80%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024	9/30/2023	9/30/2022	9/30/2021
	1.24%		1.22%	1.27%	1.22%	1.21%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Risk Managed Real Estate Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of year	$34.18		$27.38	$29.23	$36.55	$29.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.33		0.47	0.42	(0.01)	0.05
Net realized and unrealized gain (loss) on investments	(1.09)		6.97	(0.38)	(5.30)	8.76
Total income (loss) from investment operations	(0.76)		7.44	0.04	(5.31)	8.81
Less distributions from:
Net investment income	(0.44)		(0.64)	(0.40)	(0.29)	(0.28)
Return of Capital	-		-	(0.20)	-	-
Net realized gain	(0.56)		-	(1.29)	(1.72)	(1.74)
Total distributions	(1.00)		(0.64)	(1.89)	(2.01)	(2.02)
Net asset value, end of year	$32.42		$34.18	$27.38	$29.23	$36.55
Total return (b)	(2.13)%		27.44%	(0.10)%	(15.93)%	31.05%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$3,805		$5,007	$4,667	$5,382	$5,029
Net Investment Income (loss)	1.05%		1.56%	1.40%	(0.03)%	0.16%
Total Expenses (c)	2.71%		2.47%	2.36%	2.34%	2.21%
Net Expenses (d)(e)	2.64%		2.43%	2.32%	2.31%	2.20%
Portfolio turnover rate	69	%(f)	72%	21%	47%	80%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024	9/30/2023	9/30/2022	9/30/2021
	1.94%		1.95%	1.93%	1.95%	2.04%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA Risk Managed Real Estate Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2025		September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021
Net asset value, beginning of year	$34.97		$28.01	$29.88	$37.34	$30.34
Income (loss) from investment operations:
Net investment income (a)	0.67		0.79	0.74	0.34	0.41
Net realized and unrealized gain (loss) on investments	(1.11)		7.16	(0.39)	(5.42)	8.98
Total income (loss) from investment operations	(0.44)		7.95	0.35	(5.08)	9.39
Less distributions from:
Net investment income	(0.77)		(0.99)	(0.73)	(0.66)	(0.65)
Return of Capital	-		-	(0.20)	-	-
Net realized gain	(0.56)		-	(1.29)	(1.72)	(1.74)
Total distributions	(1.33)		(0.99)	(2.22)	(2.38)	(2.39)
Net asset value, end of year	$33.20		$34.97	$28.01	$29.88	$37.34
Total return (b)	(1.11)%		28.74%	0.91%	(15.05)%	32.52%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$196,661		$318,313	$335,217	$409,719	$465,267
Net Investment Income	2.04%		2.56%	2.43%	0.92%	1.18%
Total Expenses (c)	1.70%		1.43%	1.34%	1.30%	1.10%
Net Expenses (d)(e)	1.62%		1.40%	1.29%	1.28%	1.10%
Portfolio turnover rate	69	%(f)	72%	21%	47%	80%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024	9/30/2023	9/30/2022	9/30/2021
	0.92%		0.92%	0.90%	0.92%	0.94%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA SMid Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net asset value, beginning of year	$41.51		$34.78		$32.58		$38.00		$26.27
Income (loss) from investment operations:
Net investment income (a)	0.33		0.26		0.37		0.36		0.19
Net realized and unrealized gain (loss) on investments	1.26		7.06		3.75		(3.16)		11.54
Total income (loss) from investment operations	1.59		7.32		4.12		(2.80)		11.73
Less distributions from:
Net investment income	(0.24)		(0.09)		(0.22)		(0.10)		-
Return of Capital	-		-		-		-		-
Net realized gain	(3.76)		(0.50)		(1.70)		(2.52)		-
Total distributions	(4.00)		(0.59)		(1.92)		(2.62)		-
Net asset value, end of year	$39.10		$41.51		$34.78		$32.58		$38.00
Total return (b)	4.39%		21.25%		12.65%		(8.08)%		44.65%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$263,570		$291,071		$273,173		$262,943		$315,323
Net Investment Income	0.88%		0.68%		1.05%		0.96%		0.53%
Total Expenses (c)	1.24%		1.24%		1.20%		1.19%		1.20%
Net Expenses (d)	1.15%		1.20	%(e)	1.15	%(e)	1.18	%(e)	1.19	%(e)
Portfolio turnover rate	63	%(f)	25%		28%		39%		34%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	1.15%		1.20%		1.15%		1.18%		1.19%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA SMid Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Year Ended September 30, 2025*		Year Ended September 30, 2024*		Year Ended September 30, 2023*		Year Ended September 30, 2022*		Year Ended September 30, 2021*
Net asset value, beginning of year	$49.64		$42.20		$40.82		$49.70		$34.64
Income (loss) from investment operations:
Net investment income (a)	0.00	(h)	(0.06)		0.08		0.02		(0.12)
Net realized and unrealized gain (loss) on investments	(2.46	)(g)	8.50		4.70		(3.86)		15.18
Total income (loss) from investment operations	(2.46)		8.44		4.78		(3.84)		15.06
Less distributions from:
Net investment income	(0.04)		-		-		-		-
Return of Capital	-		-		-		-		-
Net realized gain	(3.76)		(1.00)		(3.40)		(5.04)		-
Total distributions	(3.80)		(1.00)		(3.40)		(5.04)		-
Net asset value, end of year	$43.38		$49.64		$42.20		$40.82		$49.70
Total return (b)	3.51%		20.27%		11.67%		(8.85)%		43.48%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$2,159		$3,570		$4,205		$5,256		$10,015
Net Investment Income (loss)	0.01%		(0.15)%		0.18%		0.04%		(0.27)%
Total Expenses (c)	2.00%		2.10%		2.10%		2.09%		2.05%
Net Expenses (d)	2.00%		2.02	%(e)	2.02	%(e)	2.02	%(e)	2.02	%(e)
Portfolio turnover rate	63	%(f)	25%		28%		39%		34%

*			Effective April 1, 2025, NAA SMid Cap Value Class C had a two-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the two-for-one stock split.
(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	2.00%		2.02%		2.02%		2.02%		2.01%

(f)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(g)			The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation to fluctuating market values of the investments of the Fund.
(h)			Less than .005.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA SMid Cap Value Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Year Ended September 30, 2025*		Year Ended September 30, 2024*		Year Ended September 30, 2023*		Year Ended September 30, 2022*		Year Ended September 30, 2021*
Net asset value, beginning of year	$72.40		$64.80		$71.84		$99.36		$68.56
Income (loss) from investment operations:
Net investment income (a)	0.10		0.64		0.88		0.96		0.64
Net realized and unrealized gain (loss) on investments	(27.39	)(g)	12.64		8.32		(6.56)		30.16
Total income (loss) from investment operations	(27.29)		13.28		9.20		(5.60)		30.80
Less distributions from:
Net investment income	(0.34)		(1.68)		(2.64)		(1.76)		-
Net realized gain	(3.76)		(4.00)		(13.60)		(20.16)		-
Total distributions	(4.10)		(5.68)		(16.24)		(21.92)		-
Net asset value, end of year	$41.01		$72.40		$64.80		$71.84		$99.36
Total return (b)	4.67%		21.52%		12.91%		(7.93)%		44.92%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$39,868		$72,044		$80,679		$81,792		$96,973
Net Investment Income	1.05%		0.94%		1.26%		1.14%		0.70%
Total Expenses (c)	0.99%		0.99%		0.98%		1.03%		1.06%
Net Expenses (d)	0.92%		0.94	%(e)	0.94	%(e)	1.01	%(e)	1.02	%(e)
Portfolio turnover rate	63	%(f)	25%		28%		39%		34%

*			Effective April 1, 2025, NAA SMid Cap Value Institutional Class had a eight-for-one reverse stock split. Share activity amounts for the periods have been adjusted to give effect to the eight-for-one stock split.
(a)			Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)			Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)			Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)			Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)			Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	0.92%		0.94%		0.94%		1.01%		1.02%

(f)			Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.
(g)			The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund’s shares in relation (g) to fluctuating market values of the investments of the Fund.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA World Equity Income Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class A Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net asset value, beginning of year	$17.57		$14.19		$12.49		$18.73		$15.03
Income (loss) from investment operations:
Net investment income (a)	0.24		0.28		0.26		0.29		0.28
Net realized and unrealized gain (loss) on investments	1.69		3.39		1.70		(1.97)		3.79
Total income (loss) from investment operations	1.93		3.67		1.96		(1.68)		4.07
Less distributions from:
Net investment income	(0.39)		(0.29)		(0.25)		(0.34)		(0.34)
Net realized gain	(0.72)		-		(0.01)		(4.22)		(0.03)
Total distributions	(1.11)		(0.29)		(0.26)		(4.56)		(0.37)
Net asset value, end of year	$18.39		$17.57		$14.19		$12.49		$18.73
Total return (b)	11.88%		26.03%		15.69%		(13.44)%		27.13%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$43,751		$45,969		$39,183		$35,905		$44,337
Net Investment Income	1.43%		1.78%		1.84%		1.87%		1.55%
Total Expenses (c)	1.59%		1.57%		1.50%		1.39%		1.45%
Net Expenses (d)	1.17%		1.19	%(e)	1.19	%(e)	1.20	%(e)	1.21	%(e)
Portfolio turnover rate	108	%(f)	122%		156%		162%		191%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	1.17%		1.19%		1.18%		1.20%		1.21%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA World Equity Income Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Class C Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net asset value, beginning of year	$14.34		$11.59		$10.20		$16.03		$12.87
Income (loss) from investment operations:
Net investment income (a)	0.09		0.13		0.13		0.14		0.13
Net realized and unrealized gain (loss) on investments	1.35		2.76		1.39		(1.56)		3.24
Total income (loss) from investment operations	1.44		2.89		1.52		(1.42)		3.37
Less distributions from:
Net investment income	(0.29)		(0.14)		(0.12)		(0.19)		(0.18)
Net realized gain	(0.72)		-		(0.01)		(4.22)		(0.03)
Total distributions	(1.01)		(0.14)		(0.13)		(4.41)		(0.21)
Net asset value, end of year	$14.77		$14.34		$11.59		$10.20		$16.03
Total return (b)	11.02%		25.05%		14.87%		(14.11)%		26.22%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$1,190		$2,600		$2,645		$2,518		$3,230
Net Investment Income	0.63%		1.03%		1.10%		1.12%		0.81%
Total Expenses (c)	2.37%		2.28%		2.25%		2.20%		2.28%
Net Expenses (d)	1.92%		1.94	%(e)	1.94	%(e)	1.95	%(e)	1.96	%(e)
Portfolio turnover rate	108	%(f)	122%		156%		162%		191%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	1.92%		1.94%		1.93%		1.95%		1.96%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds Trust

Financial Highlights

NAA World Equity Income Fund

Selected data based on a share outstanding throughout each period/year indicated.

	Institutional Class Shares
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2022		Year Ended September 30, 2021
Net asset value, beginning of year	$17.45		$14.08		$12.40		$18.61		$14.94
Income (loss) from investment operations:
Net investment income (a)	0.28		0.31		0.28		0.36		0.33
Net realized and unrealized gain (loss) on investments	1.68		3.37		1.70		(1.98)		3.75
Total income (loss) from investment operations	1.96		3.68		1.98		(1.62)		4.08
Less distributions from:
Net investment income	(0.43)		(0.31)		(0.29)		(0.37)		(0.38)
Net realized gain	(0.72)		-		(0.01)		(4.22)		(0.03)
Total distributions	(1.15)		(0.31)		(0.30)		(4.59)		(0.41)
Net asset value, end of year	$18.26		$17.45		$14.08		$12.40		$18.61
Total return (b)	12.19%		26.28%		15.97%		(13.18)%		27.38%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$2,391		$3,357		$2,802		$5,736		$2,985
Net Investment Income	1.67%		1.95%		1.99%		2.36%		1.82%
Total Expenses (c)	1.33%		1.30%		1.24%		1.13%		1.21%
Net Expenses (d)	0.92%		0.94	%(e)	0.94	%(e)	0.95	%(e)	0.96	%(e)
Portfolio turnover rate	108	%(f)	122%		156%		162%		191%

(a)	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
(b)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.
(c)	Does not include the expenses of the underlying investment companies in which the Fund invests.
(d)	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
(e)	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	9/30/2025		9/30/2024		9/30/2023		9/30/2022		9/30/2021
	0.92%		0.94%		0.93%		0.95%		0.96%

(f)	Portfolio Turnover excludes investments that were purchased/sold to realign the portfolios. See Note 5 in the Notes to Financial Statements.

See accompanying notes to financial statements.

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

1.	ORGANIZATION

New Age Alpha Funds Trust (the “Trust”), a Delaware statutory trust organized on February 20, 2024, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series. Each series, in effect, is representing a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. On September 30, 2025, the Trust consisted of eight funds.

This report covers the following funds (collectively, the “Funds” or “Acquired Funds”):

Fund Name	Inception Date	Investment Objective
NAA Allocation Fund	June 18, 2012	Long-term capital growth
NAA Large Cap Value Fund	August 7, 1944	Long-term capital growth
NAA Large Core Fund	September 10, 1962	Long-term capital growth
NAA Mid Growth Fund	September 17, 1969	Long-term capital growth
NAA Opportunity Fund	July 7, 2003	Long-term capital growth
NAA Risk Managed Real Estate Fund	March 28, 2014	Total return comprised of capital appreciation and current income
NAA SMid Cap Value Fund	May 1, 1997	Long-term capital appreciation
NAA World Equity Income Fund	October 1, 1993	Total return comprised of capital appreciation and current income

The Funds currently offer three classes of shares: Class A, Class C, and Institutional Class shares (with the exception of NAA Allocation Fund which include Class A, Class C, Institutional Class and Class P shares). Effective April 28, 2025, the Funds (except NAA Allocation Fund) converted Class P shares into Class A shares. Class C and Institutional Class shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 4.75%. Each class of shares of the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class-specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based on the relative net assets of each class.

The Funds were established as “shell” funds for purposes of the Reorganization (as defined below). Each Acquired Fund reorganized into an Acquiring Fund October 25, 2024 (except for NAA World Equity Income Fund which reorganized into an Acquiring Fund November 8, 2024), from a series of Guggenheim Funds Trust and Transparent Value Trust (the “Acquired Funds Trusts”) to a series of the Trust, as noted below (the “Reorganization”).

Acquired Fund	Acquiring Fund
Guggenheim Directional Allocation Fund**	NAA Allocation Fund
Guggenheim Large Cap Value Fund*	NAA Large Cap Value Fund
Guggenheim RBP® Dividend Fund**
Guggenheim RBP® Large-Cap Defensive Fund**
Guggenheim RBP® Large-Cap Value Fund**
Guggenheim Alpha Opportunity Fund*	NAA Opportunity Fund
Guggenheim Risk Managed Real Estate Fund*	NAA Risk Managed Real Estate Fund
Guggenheim SMid Cap Value Fund*	NAA SMid Cap Value Fund
Guggenheim StylePlus—Large Core Fund*	NAA Large Core Fund
Guggenheim StylePlus—Mid Growth Fund*	NAA Mid Growth Fund
Guggenheim World Equity Income Fund*	NAA World Equity Income Fund

*	Part of the Guggenheim Funds Trust
**	Part of the Transparent Value Trust

The Acquired Funds Trust’s Board of Trustees (the “Acquired Funds Board”) held a Special Meeting of the Shareholders of the Acquired Funds on October 24, 2024, to approve an Agreement and Plan of Reorganization and Termination, under which all of the assets of the Acquired Funds were transferred to a correspondingly named series of the Trust. The transfer (a) exchanged shares of each Acquired Fund for shares of the corresponding Acquiring Fund equivalent in value to the outstanding shares of the Acquired Fund; and (b) each Acquiring Fund assumed the liabilities of the relevant Acquired Fund. Neither the Acquired Funds nor the Funds paid any costs related to the Reorganization. The costs of proxy solicitation; proxy printing, postage and processing; fund start- up costs; conversion fees; legal fees, the cost of preparing the Agreement and the proxy statement on Form N-14 and any other Reorganization costs were borne by Guggenheim Investments (“GI”) and New Age Alpha Advisors, LLC (the “Adviser”).

On October 24, 2024, the Acquired Funds Board also approved an Agreement and Plan of Reorganization and Termination for the Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund and Guggenheim RBP® Large-Cap Value Fund into the Guggenheim Large Cap Value

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

Fund, all part of a series of one of the Acquired Funds Trust (Transparent Value Trust). The transfer (a) exchanged shares of each Acquired Fund for shares of the corresponding Acquiring Fund equivalent in value to the outstanding shares of the Acquired Fund; and (b) each Acquiring Fund assumed the liabilities of the relevant Acquired Fund. Neither the Acquired Funds nor the Funds paid any costs related to the Reorganization. The costs of proxy solicitation; proxy printing, postage and processing; fund start-up costs; conversion fees; legal fees, the cost of preparing the Agreement and the proxy statement on Form N-14 and any other Reorganization costs were borne by GI and the Adviser.

The details of the Reorganization for Guggenheim Large Cap Value Fund at the close of business on October 25, 2024 is shown below:

For accounting and financial reporting purposes, the Guggenheim Large Cap Value Fund is the accounting survivor and as a result, the financial statement and financial highlights reflect the operations of the Guggenheim Large Cap Value Fund.

Acquired Fund	Net Assets	Unrealized Appreciation (Depreciation)	Cost of Investments	Market Value of Investments	Conversion Ratio	Shares Outstanding	Net Asset Value Per Share
Guggenheim RBP® Dividend Fund
Class A	$7,698,669				1 : .3331	476,097	$16.17
Class C	729,343				1 : .3812	44,536	16.38
Institutional Class	7,513,012				1 : .3275	483,013	15.55
Class P	664,053				1 : .3379	40,564	16.37
Fund Total	$16,605,077	$3,553,035	$12,964,495	$16,517,530		1,044,210
Guggenheim RBP® Large-Cap Defensive Fund
Class A	1,568,936				1 : .2349	137,566	11.40
Class C	220,796				1 : .2431	21,139	10.45
Institutional Class	4,483,253				1 : .2560	368,806	12.16
Class P	213,110				1 : .2466	17,839	11.95
Fund Total	6,486,095	1,432,850	5,001,348	6,434,198		545,350
Guggenheim RBP® Large-Cap Value Fund
Class A	2,005,513				1 : .2299	179,702	11.16
Class C	213,328				1 : .2554	19,446	10.97
Institutional Class	4,150,153				1 : .2436	358,737	11.57
Class P	150,806				1 : .2253	13,817	10.91
Fund Total	6,519,800	659,931	4,185,515	4,845,446		571,702
Guggenheim Large Cap Value Fund
Class A	35,566,366				1 : 1.0000	732,614	48.55
Class C	974,710				1 : 1.0000	22,688	42.96
Institutional Class	2,949,843				1 : 1.0000	62,113	47.49
Class P	55,764				1 : 1.0000	1,151	48.45
Fund Total	39,546,683	9,829,858	28,503,687	38,333,545		818,566

The Acquiring Funds are the successors to the Acquired Funds and each has substantially the same investment objectives and strategies as the Acquired Funds. The Reorganization was accomplished through tax-free exchanges of the respective shares and for the respective fair values, costs and unrealized appreciation/depreciation, as noted below and above. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value. However, the cost basis of the investments received from the Acquired Funds were carried forward to align to ongoing reporting of the Acquiring Funds realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

The details of the Reorganization at the close of business on October 25, 2024 (November 8, 2024 for Guggenheim World Equity Income Fund) for the remaining funds, is shown below:

Acquired Fund		Net Assets	Shares Outstanding	Net Asset Value Per Share		Unrealized Appreciation (Depreciation)
Guggenheim Directional Allocation Fund
	Class A	$127,470,139	6,744,305	$18.90
	Class C	9,436,738	553,415	17.05
	Institutional Class	60,259,846	3,051,882	19.75
	Class P	4,653,319	243,519	19.11
	Fund Total	$201,820,042	10,593,121			$31,317,730

Guggenheim StylePlus—Large Core Fund
	Class A	$254,192,259	10,219,258	$24.87
	Class C	838,748	69,892	12.00
	Institutional Class	6,833,490	278,771	24.51
	Class P	56,671	2,334	24.28
	Fund Total	$261,921,168	10,570,255			$8,908,505

Guggenheim StylePlus—Mid Growth Fund
	Class A	$76,587,746	2,007,530	$38.15
	Class C	530,784	39,013	13.61
	Institutional Class	1,221,513	31,993	38.18
	Class P	48,671	1,306	37.28	*
	Fund Total	$78,388,714	2,079,842			$1,471,750

Guggenheim Alpha Opportunity Fund
	Class A	$2,999,729	137,023	$21.89
	Class C	185,813	9,755	19.05
	Institutional Class	33,605,807	1,037,092	32.40
	Class P	820,869	37,194	22.07
	Fund Total	$37,612,218	1,221,064			$1,541,293

Guggenheim Risk Managed Real Estate Fund
	Class A	$4,724,884	138,488	$34.12
	Class C	4,723,541	139,689	33.81
	Institutional Class	303,274,176	8,758,801	34.63
	Class P	9,711,928	282,929	34.33
	Fund Total	$322,434,529	9,319,907			$26,309,678

Guggenheim SMid Cap Value Fund
	Class A	$282,878,204	6,858,177	$41.25
	Class C	3,299,519	133,873	24.65
	Institutional Class	66,812,436	7,426,913	9.00
	Class P	4,570,726	111,739	40.91
	Fund Total	$357,560,885	14,530,702			$79,504,682

Guggenheim World Equity Income Fund
	Class A	$45,679,162	2,571,841	$17.76
	Class C	2,292,518	158,320	14.48
	Institutional Class	2,648,946	150,125	17.64
	Class P	79,470	4,432	17.93
	Fund Total	$50,700,096	2,884,718			$7,841,370

*	NAV does not recalculate due to rounding of shares outstanding.

Because each of the combined funds for the Reorganization has been managed as a single integrated fund since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Funds’ Statement of Operations for the Acquiring Fund since the Reorganization was consummated.

Effective April 1, 2025, the classes in the table below underwent a reverse share split in the following ratios:

Fund	Share Class	Split Ratio (New to Old Shares)
NAA Opportunity Fund	A	1 for 1.5
NAA Opportunity Fund	C	1 for 2
NAA Opportunity Fund	P	1 for 1.5
NAA Large Core Fund	C	1 for 3
NAA Mid Growth Fund	C	1 for 3
NAA SMid Cap Value Fund	C	1 for 2
NAA SMid Cap Value Fund	Institutional	1 for 8

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

The effect of the reverse share split decreased the number of shares outstanding for each of the classes listed by a split factor shown above, with a corresponding increase in the NAV per share. This event does not impact the overall net assets of each class. The share activity presented in the Statements of Changes in Net Assets and the per share data presented in the Financial Highlights have been retroactively adjusted to reflect this reverse share split.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies conform to U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Treasurer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

a. Investment Valuation – The Funds’ Board of Trustees (the “Board” or “Trustees”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the respective valuation designee to perform fair valuation determinations for each Fund with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (“Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from the Adviser’s, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets. The Valuation Procedures and Valuation Designee Procedures permit the Funds to use a variety of valuation methodologies in connection with valuing the Funds’ investments. The methodology used for a specific type of investment may vary based on available market data or other relevant considerations. As a general matter, valuing securities and assets accurately is difficult and can be based on inputs and assumptions, which may not always be accurate.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System are generally valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded Funds (“ETFs”) and closed-end investment companies are generally valued at the last quoted sale price.

Futures contracts are valued based on the last sale price as of 4:00 p.m. on the valuation date. If the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if a fair valuation would be more accurate.

The values of swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third party pricing service.

Fair Valuation Process – In general, portfolio securities and assets of a Fund will be valued based on readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures and Valuation Designee Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models that derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, that the fair value for a security determined in good faith following the Valuation Procedures and Valuation Designee Procedures may differ from valuations for the same security determined by other funds using their valuation procedures. Although the Valuation Procedures and Valuation Designee Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities do not necessarily indicate the risk associated with investing in those securities.

The following tables summarize the inputs used for the year ended September 30, 2025, for the Funds’ assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Allocation Fund
Common Stocks	$150,401,723	$-	$-	$150,401,723
Exchange-Traded Funds	7,968,708	-	-	7,968,708
Convertible Bonds	-	983,666	-	983,666
Corporate Bonds	-	32,898,009	-	32,898,009
Total	$158,370,431	$33,881,675	$-	$192,252,106

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Cap Value Fund
Common Stocks	$70,185,146	$-	$-	$70,185,146
Exchange-Traded Funds	748,487	-	-	748,487
Total	$70,933,633	$-	$-	$70,933,633

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Large Core Fund
Common Stocks	$249,845,793	$-	$-	$249,845,793
Exchange-Traded Funds	5,160,948	-	-	5,160,948
Total	$255,006,741	$-	$-	$255,006,741

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA Mid Growth Fund
Common Stocks	$71,093,458	$-	$-	$71,093,458
Exchange-Traded Funds	735,384	-	-	735,384
Total	$71,828,842	$-	$-	$71,828,842

Investments in Securities at Value (Assets)	Level 1	Level 2	Level 3	Total
NAA Opportunity Fund
Common Stocks	$19,357,047	$-	$-	$19,357,047
U.S. Government & Agencies	-	9,998,885	-	9,998,885
Total Return Swaps	-	4,702,208	-	4,702,208
Total	$19,357,047	$14,701,093	$-	$34,058,140

Investments in Securities at Value (Liabilities)
Total Return Swaps	$-	$3,144,210	$-	$3,144,210
Total	$-	$3,144,210	$-	$3,144,210

Investments in Securities at Value (Assets)	Level 1	Level 2	Level 3	Total
NAA Risk Managed Real Estate Fund
Common Stocks	$191,498,430	$-	$-	$191,498,430
U.S. Government & Agencies	-	8,998,998	-	8,998,998
Total Return Swaps	-	2,794,590	-	2,794,590
Total	$191,498,430	$11,793,588	$-	$203,292,018

Investments in Securities at Value (Liabilities)
Common Stock Sold Short	$29,170,059	$-	$-	$29,170,059
Total Return Swaps	-	3,042,897	-	3,042,897
Total	$29,170,059	$3,042,897	$-	$32,212,956

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA SMid Cap Value Fund
Common Stocks	$300,032,729	$-	$-	$300,032,729
Exchange-Traded Funds	3,339,190	-	-	3,339,190
Total	$303,371,919	$-	$-	$303,371,919

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
NAA World Equity Income Fund
Common Stocks	$46,275,481	$-	$-	$46,275,481
Exchange-Traded Funds	716,232	-	-	716,232
Total	$46,991,713	$-	$-	$46,991,713

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

b. Exchange Traded Funds – The Funds may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued daily using the effective yield method. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are unavailable. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

d. Foreign Securities Risk – Several risks are associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as American depository receipts (“ADRs”) and ETFs, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

e. Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

f. Futures Contracts – Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds did not hold any futures contracts as of September 30, 2025.

g. Short Sales – When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

h. Swap Agreements – Swap agreements are marked-to-market daily and any change is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Swap agreements are contracts between a Fund and, typically, a brokerage firm, bank, or other institutional buyer (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, a Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, fixed or variable interest rate, non-U.S. currency, or a “basket” of securities representing a particular index. A Fund customarily will enter into swap agreements based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter (“OTC”) derivatives markets that has developed standardized contracts used by participants who have agreed to be bound by such standardized contracts.

A Fund will enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. A Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will be the net amount to be paid or received under the agreement based on the relative values of each party’s obligations upon termination of the agreement or at set valuation dates. A Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the swap agreement does not provide for that type of netting, the full amount of a Fund’s obligations will be accrued daily. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

During the term of a swap agreement, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in the value of the contract resulting from, among other things, interest on the contract’s notional value, market value changes in the underlying investment, and dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund, and the Fund may sustain a loss.

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

The following table presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement (“MNA”) along with collateral pledged for these contracts as of September 30, 2025:

NAA Opportunity Fund

	Gross Amounts of	Gross	Total Derivative		Gross Amounts Available for Offset		Net
Description	Recognized Assets/ Liabilities	Amounts not subject to an MNA	Assets/Liabilities subject to an MNA		Financial Instruments	Cash Collateral Received/(Pledged)	Amount of Derivative Assets
Assets
Swap Contracts	$4,702,208	$-	$4,702,208	(1)	$(3,144,210)	$-	$1,557,998
Liabilities
Swap Contracts	$(3,144,210)	$-	$(3,144,210)		$3,144,210	$-	$-

NAA Risk Managed Real Estate Fund

	Gross Amounts of	Gross	Total Derivative		Gross Amounts Available for Offset			Net
Description	Recognized Assets/ Liabilities	Amounts not subject to an MNA	Assets/Liabilities subject to an MNA		Financial Instruments	Cash Collateral Received/(Pledged)		Amount of Derivative Assets
Assets
Swap Contracts	$2,794,590	$-	$2,794,590	(1)	$(2,794,590)	$-		$-
Liabilities
Swap Contracts	$ (3,042,897)	$-	$(3,042,897)		$2,794,590	$(248,307	)(2)	$-

(1)	Net unrealized appreciation (depreciation) as presented in the Schedules of Investments.
(2)	The actual collateral pledged (received) may be more than the amounts shown.

The notional value of the derivative instruments outstanding as of September 30, 2025 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year ended September 30, 2025, as disclosed above and within the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

The following is a summary of the location of derivative investments on Funds’ Statements of Assets and Liabilities for the year ended September 30, 2025:

NAA Opportunity Fund
Contract Type/ Primary Risk Exposure	Statement of Assets and Liabilities Location	Unrealized Appreciation (Depreciation)
Total Return Swaps/Equity Risk	Unrealized appreciation on swap agreements	$4,702,208
Total Return Swaps/Equity Risk	Unrealized depreciation on swap agreements	(3,144,210)
Total		$1,557,998

NAA Risk Managed Real Estate Fund
Contract Type/ Primary Risk Exposure	Statement of Assets and Liabilities Location	Unrealized Appreciation (Depreciation)
Total Return Swaps/Equity Risk	Unrealized appreciation on swap agreements	$2,794,590
Total Return Swaps/Equity Risk	Unrealized depreciation on swap agreements	(3,042,897)
Total		$(248,307)

The following is a summary of the location of derivative investments on Funds’ Statements of Operations for the year ended September 30, 2025:

NAA Large Core Fund

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures contracts	$78,168
Total Return Swaps	Equity Risk	Net realized gain on swap agreements	36,382,841
Total			$36,461,009

Futures Contracts	Equity Risk	Net change in unrealized appreciation (depreciation) on futures contracts	$(62,524)
Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	(33,863,475)
Total			$(33,925,999)

NAA Mid Growth Fund

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Futures Contracts	Equity Risk	Net realized gain on futures contracts	$22,858
Total Return Swaps	Equity Risk	Net realized gain on swap agreements	8,984,753
Total			$9,007,611

Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	$(7,028,514)
Total			$(7,028,514)

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

NAA Opportunity Fund

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Total Return Swaps	Equity Risk	Net realized loss on swap agreements	$(3,949,453)
Total			$(3,949,453)

Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	$829,273
Total			$829,273

NAA Risk Managed Real Estate Fund

Derivative Investment Type	Primary Risk Exposure	Location of Gain (Loss) on Derivatives recognized in income	Realized and Unrealized Gain (Loss) on Derivatives recognized in income
Total Return Swaps	Equity Risk	Net realized gain on swap agreements	$864,010
Total			$864,010

Total Return Swaps	Equity Risk	Net change in unrealized appreciation (depreciation) on swap agreements	$(2,697,022)
Total			$(2,697,022)

i. Cash Management Transactions – The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. is subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included in the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of September 30, 2025, the Funds had the following cash balances participating in the BBH CMS:

Fund	Cash Balance
NAA Allocation Fund	$1,003,958
NAA Large Cap Value Fund	388,124
NAA Large Core Fund	1,739,813
NAA Mid Growth Fund	349,939
NAA Opportunity Fund	3,116,372
NAA Risk Managed Real Estate Fund	10,384,580
NAA SMid Cap Value Fund	2,253,916
NAA World Equity Income Fund	230,317

As of September 30, 2025, the Funds had the following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund	Foreign Cash Balance
NAA World Equity Income Fund	$9,775

j. Federal Income Taxes – The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

Tax positions taken or expected to be taken while preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2022 through September 30, 2024 or expected to be taken in the Funds’ September 30, 2025 year-end tax return. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

k. Dividends and Distributions – Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. federal income tax purposes. Dividends from net investment income are declared quarterly in the World Equity Income Fund and Risk Managed Real Estate Fund. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions of net investment income in the remaining Equity Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

l. Foreign Taxes – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

m. Indemnification – Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising from performing their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts containing various representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

n. Expenses – Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds based on average net assets. Expenses are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

o. Sales Charges (loads) – Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1.00% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. Class C shares have a 1.00% CDSC fee if shares are redeemed within 12 months of purchase. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended September 30, 2025, there were the following CDSC fees paid to the distributor:

Fund	Class A	Class C
NAA Allocation Fund	$-	$14
NAA Large Cap Value Fund	-	162
NAA Mid Growth Fund	-	143
NAA SMid Cap Value Fund	-	228

3.	RISKS

a. Equity Securities Risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Below are additional risks related to specific equity securities the Fund invests in.

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

b. Investment Company Risk – Investing in other investment vehicles, including ETFs, closed-end funds, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, reducing the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the NAV of the shares, and the listing exchange may halt trading of the shares.

c. Preferred Stock Risk – Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and has precedence over common stock in paying dividends. If an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over those who own preferred and common stock.

d. Convertible Securities Risk – Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

e. Warrants Risk – Warrants are instruments that entitle the holder to buy an equity security at a specific price for a particular period. Warrants may be more speculative than other types of investments. The cost of a warrant may be more volatile than the price of its underlying security, and a warrant may offer more significant potential for capital appreciation and loss. A warrant ceases to have value if it is not exercised before its expiration date.

f. Foreign Securities Risk – Since the Fund’s investments may include ADRs, representing interests in foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. The value of foreign securities is subject to currency fluctuations. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards differ from those applicable to U.S. companies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. Below are additional risks related to specific types of foreign securities the Fund invests in.

g. Depositary Receipt Risk – The Funds may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

h. REITs Risk – REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry, such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. The Fund’s REIT investments also subject it to management and tax risks.

i. Options Risk – Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position on a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

j. Futures Contracts Risk – Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a specific price and date or cash settlement of the terms of the contract. The risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile, and using futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage and liquidity risks.

k. Swap Agreements Risk – Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with swap agreements differ from those associated with ordinary portfolio securities transactions because they could be considered illiquid, and many swaps trade on the OTC market. Swaps are subject to counterparty

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

credit, correlation, valuation, liquidity, and leverage risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing specific margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

l. Sector Exposure Risk – Sector exposure risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

m. Market Risk – The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Management Fees – The Adviser serves as each Fund’s investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Adviser, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds (the “Advisory Agreement”). As compensation for its services, each Fund pays the Adviser an annual management fee based on its average daily net assets, accrued daily and paid monthly.

Under the Advisory Agreement effective October 25, 2024, for its services, the NAA Large Core Fund pays the Adviser a monthly investment advisory fee (the “Management Fee”) computed at the annual rate of 0.75% of average daily net assets up to $500 million, 0.725% of average daily net assets over $500 million up to $1 billion, 0.70% of average daily net assets over $1 billion up to $1.5 billion, 0.65% of average daily net assets over $1.5 billion up to $2 billion, 0.60% of average daily net assets over $2 billion up to $2.5 billion, 0.55% of average daily net assets over $2.5 billion up to $3 billion, and 0.50% of average daily net assets over $3 billion. The amount paid to the Adviser for the period October 26, 2024 through September 30, 2025 was $1,734,383.

Each other Fund pays the Adviser a monthly Management Fee computed at the annual rate as a percentage of its average daily net assets listed in the table below for the period October 26, 2024 (November 9, 2024, for NAA World Equity Income Fund) through September 30, 2025:

Acquired Fund	Advisory Fee %	Advisory Fee $
NAA Allocation Fund	0.95%	$1,682,121
NAA Large Cap Value Fund	0.65%	411,432
NAA Mid Growth Fund	0.75%	522,062
NAA Opportunity Fund	0.90%	305,069
NAA Risk Managed Real Estate Fund	0.75%	1,633,149
NAA SMid Cap Value Fund	0.75%	2,188,656
NAA World Equity Income Fund	0.70%	291,005

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

Before the Reorganization, under the terms of an investment advisory contract, the Acquired Funds paid GI management fees calculated at the annualized rates below, based on the average daily net assets of the Acquired Fund. Each Acquired Fund paid GI for October 1, 2024 through October 25, 2024 (November 8, 2024 for Guggenheim World Equity Income Fund) the following:

Acquired Fund	Advisory Fee %	Advisory Fee $
Guggenheim Directional Allocation Fund	0.95%	$132,511
Guggenheim Large Cap Value Fund	0.65%	17,808
Guggenheim StylePlus—Large Core Fund	0.75%	135,583
Guggenheim StylePlus—Mid Growth Fund	0.75%	40,327
Guggenheim Alpha Opportunity Fund	0.90%	23,541
Guggenheim Risk Managed Real Estate Fund	0.75%	168,985
Guggenheim SMid Cap Value Fund	0.75%	188,572
Guggenheim World Equity Income Fund	0.70%	38,063

Under an amended Expense Limitation Agreement between the Trust and the Adviser (the “Expense Limitation Agreement”), the Adviser has contractually agreed, until January 31, 2027, to reduce the Management Fee and reimburse other expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, and extraordinary expenses such as litigation costs and other expenses not incurred in the ordinary course of the Fund’s business (with the exception of NAA Opportunity Fund which includes dividends and interest expenses)) to an amount not exceeding the percentage of the average daily net assets of each Fund in the table below:

Fund	Expense Cap
NAA Allocation Fund	Class A	1.45%
	Class C	2.05%
	Institutional Class	1.05%
	Class P	1.30%

NAA Large Cap Value Fund	Class A	1.10%
	Class C	1.85%
	Institutional Class	0.85%

NAA Large Core Fund	Class A	1.40%
	Class C	2.15%
	Institutional Class	1.15%

NAA Mid Growth Fund	Class A	1.60%
	Class C	2.35%
	Institutional Class	1.35%

NAA Opportunity Fund	Class A	1.71%
	Class C	2.46%
	Institutional Class	1.41%

NAA Risk Managed Real Estate Fund	Class A	1.24%
	Class C	1.94%
	Institutional Class	0.92%

NAA SMid Cap Value Fund	Class A	1.15%
	Class C	2.00%
	Institutional Class	0.92%

NAA World Equity Income Fund	Class A	1.17%
	Class C	1.92%
	Institutional Class	0.92%

For the period October 26, 2024 (November 9, 2024 for NAA World Equity Income Fund) through September 30, 2025, the fee waivers/reimbursements attributed to the Adviser were as follows:

Fund	Fees Waived/ Reimbursed By Adviser
NAA Allocation Fund	$111,524
NAA Large Cap Value Fund	103,906
NAA Risk Managed Real Estate Fund	149,622
NAA SMid Cap Value Fund	179,273
NAA World Equity Income Fund	117,779

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by a Fund for three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of September 30, 2025, the Adviser has waived/reimbursed expenses that may be recovered no later than September 30 of the years indicated below:

Fund	Expires 2026	Expires 2027	Expires 2028	Total
NAA Allocation Fund	$-	$-	$111,524	$111,524
NAA Large Cap Value Fund	-	-	103,906	103,906
NAA Risk Managed Real Estate Fund	-	-	149,622	149,622
NAA SMid Cap Value Fund	-	-	179,273	179,273
NAA World Equity Income Fund	-	-	117,779	117,779

Before the Reorganization, contractual expense limitation agreements for the following Acquired Funds provide that the total expenses be limited to a percentage of average net assets for the Acquired Funds, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which the Acquired Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. From October 1, 2024 through October 25, 2024 (November 8, 2024 for Guggenheim World Equity Income Fund) the limits are listed below:

Acquired Fund	Expense Cap
Guggenheim Directional Allocation Fund	Class A	1.50%
	Class C	2.10%
	Institutional Class	1.10%
	Class P	1.35%

Guggenheim Large Cap Value Fund	Class A	1.15%
	Class C	1.90%
	Institutional Class	0.90%
	Class P	1.15%

Guggenheim StylePlus—Large Core Fund	Class A	None
	Class C	None
	Institutional Class	None
	Class P	None

Guggenheim StylePlus—Mid Growth Fund	Class A	None
	Class C	None
	Institutional Class	None
	Class P	None

Guggenheim Alpha Opportunity Fund	Class A	1.76%
	Class C	2.51%
	Institutional Class	1.51%
	Class P	1.76%

Guggenheim Risk Managed Real Estate Fund	Class A	1.30%
	Class C	2.05%
	Institutional Class	1.10%
	Class P	1.30%

Guggenheim SMid Cap Value Fund	Class A	1.30%
	Class C	2.05%
	Institutional Class	1.05%
	Class P	1.30%

Guggenheim World Equity Income Fund	Class A	1.22%
	Class C	1.97%
	Institutional Class	0.97%
	Class P	1.22%

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

For the period October 1, 2024 through October 25, 2024 (November 8, 2024 for Guggenheim World Equity Income Fund), the fee waivers/reimbursements and/or recoupments attributed to GI were as follows:

Acquired Fund	Fees Waived/ Reimbursed By Adviser	Recoupment of Previously Waived Fees by Adviser
Guggenheim Directional Allocation Fund	$69,819	$272
Guggenheim Large Cap Value Fund	60,188	86
Guggenheim Alpha Opportunity Fund	33,196	792
Guggenheim Risk Managed Real Estate Fund	33,553	1,087
Guggenheim SMid Cap Value Fund	59,714	-
Guggenheim World Equity Income Fund	76,809	184

Neither GI nor the Adviser can recoup previously waived fees by GI. GI paid operating expenses on behalf of the Funds, such as audit and accounting- related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses were allocated to various Funds within the complex based on relative net assets.

Before the Reorganization, the Funds had advisory and expense limitation agreements with the Acquired Funds Trust. The Funds’ Management Fee did not change as a result of the Reorganization. The Funds’ expense limits are the same or lower than the applicable Acquired Fund’s expense limit.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended October 25, 2024, the following Funds waived fees related to investments in affiliated funds:

Acquired Fund	Amount Waived
NAA Large Core Fund	$4,183
NAA Mid Growth Fund	283

b. Distributor – The Funds’ Distributor is Ultimus Fund Distributors, LLC (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) under Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will compensate the Distributor for distribution and other services provided to the Funds, its activities and expenses related to the sale and distribution of the Funds and ongoing services to the investors in the Funds. Under the Plan, the Funds pay the distributor an annual fee for distribution and shareholder servicing expenses up to 0.25% of the Fund’s average daily net assets attributable to Class A and P shares and 1.00% for Class C shares. The Distributor may pay up to the full amount of this fee to third parties that make available Fund shares and/or provide services to the Funds and their shareholders. The fee paid to a third party is based on the level of such services provided. Third parties may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. Before the Reorganization, Guggenheim Funds Distributors, LLC (“GFD”) acted as the Acquired Funds’ distributor. GFD is an affiliate of GI.

The following table reflects the Funds’ incurred distribution fees for the period October 26, 2024 (November 9, 2024 for NAA World Equity Income Fund) through September 30, 2025.

Fund	Class A	Class C	Class P
NAA Allocation Fund	$279,645	$74,570	$10,686
NAA Large Cap Value Fund	103,577	16,597	1,298
NAA Large Core Fund	560,120	6,695	72
NAA Mid Growth Fund	169,688	3,858	72
NAA Opportunity Fund	7,119	812	1,002
NAA Risk Managed Real Estate Fund	17,146	37,552	10,690
NAA SMid Cap Value Fund	566,125	20,861	4,521
NAA World Equity Income Fund	95,175	13,487	88

Before the Reorganization, the Acquired Funds’ Board had adopted a separate Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Acquired Funds to pay distribution and shareholder services fees to GFD. The Acquired Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% for Class A and Class P and 1.00% for Class C of average daily net assets.

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

The following table reflects the Acquired Funds’ incurred distribution fees from October 1, 2024 through October 25, 2024 (November 8, 2024 for Guggenheim World Equity Income Fund).

Fund	Class A	Class C	Class P
Guggenheim Directional Allocation Fund	$21,947	$6,646	$797
Guggenheim Large Cap Value Fund	6,151	713	10
Guggenheim StylePlus—Large Core Fund	43,730	577	10
Guggenheim StylePlus—Mid Growth Fund	13,137	387	8
Guggenheim Alpha Opportunity Fund	525	130	143
Guggenheim Risk Managed Real Estate Fund	808	3,313	1,683
Guggenheim SMid Cap Value Fund	49,421	2,359	813
Guggenheim World Equity Income Fund	12,155	2,575	21

c. Administration, Fund Accounting and Transfer Agency Fees

Administrator Fees and Expenses

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agency services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

For the period of October 26, 2024 (November 9, 2024 for NAA World Equity Income Fund) through September 30, 2025, the Funds paid UFS the following:

Fund	Administration and Fund Accounting Fees	Transfer Agent Fees
NAA Allocation Fund	$106,924	$59,925
NAA Large Cap Value Fund	39,843	54,483
NAA Large Core Fund	133,431	105,342
NAA Mid Growth Fund	56,827	70,646
NAA Opportunity Fund	36,832	33,588
NAA Risk Managed Real Estate Fund	104,063	53,550
NAA SMid Cap Value Fund	153,105	92,370
NAA World Equity Income Fund	49,542	56,417

Before the Reorganization, MUFG Investor Services (US), LLC (“MUIS”) acted as the Acquired Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Acquired Funds’ securities and cash. Before October 26, 2024 (November 9, 2024 for Guggenheim World Equity Income Fund), The Bank of New York Mellon Corp. (“BNY”) acts as the Acquired Funds’ custodian. As custodian, BNY is responsible for the custody of the Acquired Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS received a monthly fee equal to a percentage of the Funds’ average daily net assets and out-of-pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY were entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out- of-pocket expenses.

For the period October 26, 2024 (November 9, 2024 for NAA World Equity Income Fund) through September 30, 2025, the Trustees received fees in the amount of $10,989 on behalf of each Fund.

Before the Reorganization on October 25, 2024 (November 8, 2024 for Guggenheim World Equity Income Fund), Funds were allocated a portion of Trustee fees and expenses as part of the Acquired Funds Trust and the Independent Trustees were paid $14,397.

Certain trustees and officers of the Trust were also officers of GI or GFD. The Trust did not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

Printing Services

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For these services, BluGiant receives customary fees from the Funds. These services were provided for the period October 26, 2024 (November 9, 2024 for NAA World Equity Income Fund) through September 30, 2025.

Compliance Services

Under the terms of a Compliance Consulting Agreement with the Trust, CCO Technology, LLC (d/b/a Joot) provides an individual with the requisite background and familiarity with the federal securities laws to serve as the Trust’s chief compliance officer and to administer the Trust’s compliance policies and procedures. Joot is a subsidiary of FinTech Law which serves as legal counsel of the Trust.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the year ended September 30, 2025 were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
NAA Allocation Fund	$164,969,204	$196,428,633
NAA Large Cap Value Fund	57,454,361	39,714,395
NAA Large Core Fund	351,894,374	376,993,922
NAA Mid Growth Fund	107,141,644	108,348,172
NAA Opportunity Fund	53,738,670	66,413,224
NAA Risk Managed Real Estate Fund	136,617,409	186,291,383
NAA SMid Cap Value Fund	200,107,054	262,798,575
NAA World Equity Income Fund	50,744,719	58,586,701

The cost of purchases and the proceeds from sales of portfolio securities that occurred in the effort to realign a combined fund’s portfolio after a merger should be excluded in the portfolio turnover calculation. The amount of excluded purchases and sales were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
NAA Allocation Fund	$97,204,929	$100,705,979
NAA Large Cap Value Fund	57,722,520	54,243,261
NAA Large Core Fund	212,012,127	214,021,561
NAA Mid Growth Fund	93,911,044	94,691,945
NAA Opportunity Fund	17,559,860	21,211,482
NAA Risk Managed Real Estate Fund	2,230,752	73,543,772
NAA SMid Cap Value Fund	276,334,776	276,122,973
NAA World Equity Income Fund	30,188,967	31,465,394

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, ownership percentages of the holders of the voting securities of each Fund that may be deemed to control the Fund were as follows:

Fund	Owner	Percentage of Interest
NAA Opportunity Fund	Guggenheim Macro Opportunities Fund	89.6%
NAA SMid Cap Value Fund	UMB Bank Custodian Security Financial Services	36.3%
NAA World Equity Income Fund	UMB Bank Custodian Security Financial Services	48.8%

The Trust does not know if all or any portion of the shares owned of record are also owned beneficially.

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

7.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. The aggregate cost for federal tax purposes is listed in the table below and differs from market value by net unrealized appreciation/depreciation which consisted of:

Fund	Cost for Federal Tax purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
NAA Allocation Fund	$163,970,278	$32,054,664	$(3,772,836)	$28,281,828
NAA Large Cap Value Fund	64,657,536	9,049,511	(2,773,414)	6,276,097
NAA Large Core Fund	223,245,592	38,961,201	(7,200,052)	31,761,149
NAA Mid Growth Fund	70,840,018	7,841,240	(6,852,416)	988,824
NAA Opportunity Fund	28,459,486	6,208,617	(3,754,172)	2,454,445
NAA Risk Managed Real Estate Fund	159,169,756	24,792,719	(12,883,413)	11,909,306
NAA SMid Cap Value Fund	279,954,054	41,956,217	(18,538,352)	23,417,865
NAA World Equity Income Fund	41,304,377	6,495,254	(807,918)	5,687,336

The tax character of the Funds’ distributions paid for the years ended September 30, 2025, and September 30, 2024 were as follows:

For fiscal year ended 9/30/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
NAA Allocation Fund	$18,807,554	$9,044,486	$-	$27,852,040
NAA Large Cap Value Fund	1,476,517	5,357,850	-	6,834,367
NAA Large Core Fund	47,457,926	2,192,938	-	49,650,864
NAA Mid Growth Fund	1,974,216	-	-	1,974,216
NAA Opportunity Fund	332,388	-	-	332,388
NAA Risk Managed Real Estate Fund	7,609,281	4,471,618	-	12,080,899
NAA SMid Cap Value Fund	3,948,479	50,602,261	-	54,550,740
NAA World Equity Income Fund	1,470,151	1,743,790	-	3,213,941

For fiscal year ended 9/30/2024	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Guggenheim Directional Allocation Fund	$3,463,695	$-	$-	$3,463,695
Guggenheim Large Cap Value Fund	674,731	3,299,408	-	3,974,139
Guggenheim StylePlus—Large Core Fund	5,630,586	-	-	5,630,586
Guggenheim StylePlus—Mid Growth Fund	1,661,785	-	-	1,661,785
Guggenheim Alpha Opportunity Fund	199,681	-	-	199,681
Guggenheim Risk Managed Real Estate Fund	10,186,667	-	-	10,186,667
Guggenheim SMid Cap Value Fund	2,717,162	8,857,859	-	11,575,021
Guggenheim World Equity Income Fund	854,827	-	-	854,827

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
NAA Allocation Fund	$6,786,408	$10,460,714	$-	$-	$-	$28,281,828	$45,528,950
NAA Large Cap Value Fund	1,550,367	7,953,395	-	-	-	6,276,097	15,779,859
NAA Large Core Fund	1,470,340	5,902,942	-	-	-	31,761,149	39,134,431
NAA Mid Growth Fund	-	-	(295,614)	(1,043,617)	-	988,824	(350,407)
NAA Opportunity Fund	328,042	-	-	(25,340,436)	-	2,454,445	(22,557,949)
NAA Risk Managed Real Estate Fund	501,113	-	(258,693)	-	(88,184)	11,909,306	12,063,542
NAA SMid Cap Value Fund	1,724,271	35,031,006	-	-	-	23,417,866	60,173,143
NAA World Equity Income Fund	877,882	5,060,995	-	-	-	5,692,828	11,631,705

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

The difference between book basis and tax basis accumulated net realized gains/losses, and unrealized appreciation/depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open passive foreign investment companies, adjustments for real estate investment trusts, C-Corporation return of capital distributions, and the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The NAA Risk Managed Real Estate Fund incurred and elected to defer such capital losses of $258,693.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The NAA Mid Growth Fund incurred and elected to defer such late year losses of $295,614.

At September 30, 2025, the below Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
NAA Mid Growth Fund	$-	$1,043,617	$1,043,617	$12,859,141
NAA Opportunity Fund	21,816,887	3,523,549	25,340,436	-

During the fiscal year ended September 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to net operating losses, distributions in excess, the use of tax equalization credits, and the treatment of tax items related to the target funds’ acquired as a result of a merger, resulted in reclassifications as follows:

	Paid In Capital	Distributable Earnings/ (Losses)
NAA Allocation Fund	$2,111,827	$(2,111,827)
NAA Large Cap Value Fund	387,592	(387,592)
NAA Large Core Fund	462,687	(462,687)
NAA Mid Growth Fund	(2,570)	2,570
NAA Risk Managed Real Estate Fund	(1)	1
NAA SMid Cap Value Fund	5,732,601	(5,732,601)
NAA World Equity Income Fund	844,763	(844,763)

8.	AFFILIATED INVESTMENTS

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under GI, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Funds invested in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Short Term Investment Vehicles”), each of which were open- end management investment companies managed by Guggenheim. The Short Term Investment Vehicles, which launched on March 11, 2014, were offered as short term investment options only to mutual funds, trusts, and other accounts managed by Guggenheim and/or its affiliates, and were not available to the public. The Short Term Investment Vehicles paid no investment management fees. Their annual report on Form N-CSR dated September 30, 2024, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Funds invested in certain of the underlying series of Guggenheim Funds Trust, which were open-end management investment companies managed by Guggenheim, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

As of September 30, 2025, the Funds did not invest in any affiliated securities.

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

Transactions during the year ended September 30, 2025, which the company is an affiliated issuer, were as follows:

NAA Large Core Fund

Security Name	Value 9/30/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Shares 9/30/2025	Investment Income
Guggenheim Strategy Fund II	$72,483,129	$195,060	$(72,648,964)	$1,334,571	$(1,363,796)	$-	-	$195,060
Guggenheim Strategy Fund III	83,507,185	213,893	(83,721,079)	200,200	(200,199)	-	-	213,894
Guggenheim Ultra Short Duration Fund - Institutional Class	34,069,259	84,662	(34,085,920)	161,800	(229,801)	-	-	84,663

NAA Mid Growth Fund

Security Name	Value 9/30/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Shares 9/30/2025	Investment Income
Guggenheim Strategy Fund II	$26,907,363	$1,439,865	$(28,335,280)	$574,117	$(586,065)	$-	-	$75,865
Guggenheim Strategy Fund III	22,974,985	3,170,299	(26,146,534)	275,917	(274,667)	-	-	60,299
Guggenheim Ultra Short Duration Fund - Institutional Class	2,305,552	5,729	(2,306,679)	11,350	(15,952)	-	-	5,729

NAA SMid Cap Value Fund

Security Name	Value 9/30/2024	Purchases	Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Shares 9/30/2025	Investment Income
HydroGen Corp.*	$2	$-	$-	$(2,532)	$2,530	$-	-	$-

*	No longer affiliated at year end.

9.	LINE OF CREDIT

For the period January 1, 2024 through September 29, 2024, the Acquired Funds Trust, along with other affiliated trusts, secured a 364-day committed, $1,165,000,000 line of credit from a syndicated bank group led by Citibank, N.A., which was in place through September 29, 2024 at which time the line of credit was renewed as a 364-day committed $1,115,000,000 line of credit. The Acquired Funds could draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Acquired Fund’s investment objective and program. For example, it may be advantageous for the Acquired Funds to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Acquired Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Acquired Funds based on the respective net assets of each participating Acquired Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended October 25, 2024. As of October 26, 2024, the Funds were no longer part of the Citibank line of credit.

New Age Alpha Funds	Notes to Financial Statements
September 30, 2025

10.	PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

11.	SUBSEQUENT EVENTS

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

New Age Alpha Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of NAA Allocation Fund, NAA Large Cap Value Fund, NAA Large Core Fund, NAA Mid Growth Fund, NAA Opportunity Fund, NAA Risk Managed Real Estate Fund, NAA SMid Cap Value Fund and NAA World Equity Income Fund (the “Funds”), each a series of New Age Alpha Funds Trust, as of September 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years ended September 30, 2024, and prior, were audited by other auditors whose report dated November 27, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by New Age Alpha Advisors, LLC since 2024.

COHEN & COMPANY, LTD.
Cleveland, Ohio

November 26, 2025

New Age Alpha Funds	Additional Information (Unaudited)
September 30, 2025

Changes in and Disagreements with Accountants

On December 3, 2024, the Audit Committee of New Age Alpha Funds Trust (“Committee”) appointed and formally engaged Cohen & Company, Ltd. (“Cohen & Co”) as the Funds’ independent registered public accounting firm for the fiscal year ended September 30, 2025.

Ernst & Young LLP (“EY”)’s reports on the Acquired Funds’ financial statements for the years ended September 30, 2024 and 2023, did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the years ended September 30, 2024 and 2023 and the period October 1, 2024 to December 3, 2024, there were no disagreements between the Acquired Funds and EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period. During the years ended September 30, 2024 and 2023 and the period October 1, 2024 to December 3, 2024, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At an organizational meeting held on March 5, 2024, the Board considered the approval of the investment advisory agreement between the Trust and the Adviser (the “Advisory Agreement”), on behalf of the NAA Large Core Fund (the “Initial Fund”).

Counsel to the Trust (“Counsel”) reviewed with the Board a memorandum that summarized, among other things, the fiduciary duties and responsibilities of the Trustees when approving investment advisory agreements, noting that the Board must apply its business judgment to the question of whether the overall terms of the investment advisory agreement are reasonable business arrangements for the Initial Fund. Counsel noted that neither Section 15(c) nor Section 36(b) of the 1940 Act state the specific factors the Board should consider in evaluating an investment advisory agreement. Counsel stated, however, that judicial interpretations and rules adopted by the SEC require that the Board consider the following factors, among others: (i) the nature, extent, and quality of the services provided by the Advisers; (ii) the investment performance of the Initial Fund, its proposed predecessor Fund; (iii) the costs of the services to be provided to the Initial Fund; (iv) the extent to which economies of scale benefit shareholders; and (v) the profits to be realized by the adviser and its affiliates from the relationship with the Initial Fund.

To assess these factors, Counsel sent, and the Adviser responded to a questionnaire that provided the Board with the information it needed to make an informed decision (the “15(c) Responses”). During the meeting, the Adviser reviewed the 15(c) Responses, including the history of the Adviser and its founders, their prior history with Acquired Funds Trust, and the reasons for the proposed Reorganization of the Initial Fund. While the Board deemed the 15(c) Responses satisfactory, they provided feedback to the Adviser on its responses and requested that it consider this feedback during future 15(c) presentations. The Adviser agreed to incorporate the Board’s feedback into its responses.

The Board then reviewed and discussed the approval of the Advisory Agreement. Counsel advised the Board during its deliberations. Additionally, the Board received and reviewed the information provided by the Adviser, which included: (i) industry data comparing advisory fees and expense ratios of comparable investment companies and other products; (ii) comparative performance information; (iii) the Adviser’s estimated revenues, costs, and profitability of providing services to the Initial Fund; and (iv) information about the Adviser’s personnel. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

New Age Alpha Funds	Additional Information (Unaudited)
September 30, 2025

(1)	The nature, extent, and quality of the services to be provided by the Adviser.

The Board considered the Adviser’s experience and knowledge of managing investment companies, including its senior personnel’s professional experience and qualifications. In evaluating the quality of services to be provided by the Adviser, the Board considered the Adviser’s operations and compliance policies and procedures. The Board also considered the Adviser’s financial condition, resources, and potential conflicts of interest. The Board, including the Independent Trustees, concluded it was satisfied with the nature, extent, and quality of the Adviser’s proposed services to the Initial Fund under the Advisory Agreement.

(2)	The costs of the services to be provided, and profits realized, by the Adviser from the relationship with the Fund.

The Board considered the Adviser’s financial condition, its expected profitability, and the direct and indirect benefits derived by the Adviser through its relationship with the Initial Fund. The Board considered the financial information provided by the Adviser, including its expected profit margin for managing the Initial Fund and the proposed expense limitation agreement (the “ELA”). The Board also considered whether the Adviser has the financial wherewithal to provide services to the Initial Fund, noting the ongoing commitment of the Adviser under the ELA. The Board noted that the Adviser will benefit from its association with the Initial Fund.

The Board recognized that the Adviser would earn reasonable profits in exchange for the level of services it provides to the Initial Fund and the entrepreneurial risk that the Adviser assumes for managing the Initial Fund. Based upon its review, the Board, including the Independent Trustees, concluded that the Adviser’s compensation and profitability from its relationship with the Initial Fund is reasonable and not excessive.

(3)	Investment performance of the Fund and the Adviser.

The Board noted that the Initial Fund has not yet commenced operations in the Trust, but it considered the historical performance of the Acquired Fund, which would be reorganized into the Initial Fund. The Board compared the proposed advisory fee and total expense ratio for the Initial Fund with various comparative data, including the median and average advisory fees and total expense ratios of the Initial Fund’s peer group, noting that the proposed management fee was above the average and median but within the range of the Initial Fund’s peer group. The Board noted that the Adviser had proposed breakpoints for the Initial Fund’s management fee and lower expense limits. The Board further considered the Adviser’s plans to increase fund assets, which will positively affect the Initial Fund’s expense ratios. In reviewing the estimated expense ratio of the Initial Fund, the Board also considered the nature, extent, and quality of the Adviser’s proposed services. The Board considered, among other data, the specific factors, and concluded that the advisory fee was reasonable considering the Adviser’s proposed services.

(4)	The extent to which economies of scale would be realized if the Initial Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Initial Fund’s investors.

The Board considered the potential growth of the Initial Fund based on the Adviser’s estimated investor demand and its marketing plans. The Board noted that the advisory fee would decrease as asset levels increased and noted that under the ELA, the Adviser was obligated to pay some of the Initial Fund’s operating expenses, which limited the overall fees and expenses paid by the Initial Fund at lower asset levels. The Board also noted that if the Initial Fund’s assets increased over time, the Initial Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

(5)	Possible conflicts of interest and benefits derived by the Adviser.

The Board noted that the terms of the Advisory Agreement were consistent with industry standards. The Board further noted that the Adviser did not manage any other products or accounts that would compete with the Initial Fund and that most of the Adviser’s operations would focus on the Initial Fund’s management. The Board determined that the compensation payable under the Advisory Agreement was fair and reasonable and reflected an arms-length negotiation considering all the surrounding circumstances.

New Age Alpha Funds	Additional Information (Unaudited)
September 30, 2025

Regarding the Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Fund; and (ii) the substance and administration of the Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. The Board, including the Independent Trustees, determined that the Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate these conflicts of interest.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the numerous factors. The Board reached the following conclusions regarding the Advisory Agreement, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) the Initial Fund’s advisory fee is reasonable considering the Adviser’s proposed services. Based on their conclusions, the Board, including the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the Initial Fund and its future shareholders.

At a meeting held on April 26, 2024, the Board considered the approval of the investment advisory agreement between the Trust and the Adviser, on behalf of the other Funds.

Counsel again reviewed with the Board a memorandum that summarized, among other things, the fiduciary duties and responsibilities of the Trustees when approving investment advisory agreements, noting that the Board must apply its business judgment to the question of whether the overall terms of the investment advisory agreement are reasonable business arrangements for the Funds. Counsel reminded the Board that neither Section 15(c) nor Section 36(b) of the 1940 Act state the specific factors the Board should consider in evaluating an investment advisory agreement. Counsel stated, however, that judicial interpretations and rules adopted by the SEC require that the Board consider the following factors, among others: (i) the nature, extent, and quality of the services provided by the investment adviser to the fund; (ii) the investment performance of the fund and the investment adviser; (iii) the costs of the services to be provided to the fund; (iv) the extent to which economies of scale benefit shareholders; and (v) the profits to be realized by the adviser and its affiliates from the relationship with the fund.

The Board reviewed the revised 15(c) Responses and thanked the Adviser for incorporating the Board’s comments provided at the March 5, 2024, organizational meeting. The Adviser reviewed the 15(c) Responses and related exhibits and discussed them with the Board, clarified with Counsel the factors that should be considered when approving the Funds’ management fee, including those listed below. The Board considered comparing the management fee to the Funds’ peer group and category, its overall expense structure, the services provided by the Adviser, the Funds’ size relative to their peers, the increasing costs of managing such products, the comparison of the Adviser’s active strategy relative to its peer group, which includes passive funds, the Adviser’s inclusion of unique technology in its offerings, and other factors. The Board also considered the Adviser’s profitability and that the proposed expense limit for each Fund is lower than the current limit for its respective Acquired Fund. The Board also considered the data and analytics the Adviser conducts as part of its investment process, and how it competes with active managers.

The Board then reviewed and discussed the approval of the Amended Schedule A to the Advisory Agreement. Counsel advised the Board during its deliberations. Additionally, the Board received and reviewed the information provided by the Adviser, which included: (i) industry data comparing advisory fees and expense ratios of comparable investment companies and other products; (ii) comparative performance information; (iii) the Adviser’s estimated revenues, costs, and profitability of providing services to the Funds; and (iv) information about the Adviser’s personnel. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

(1)	The nature, extent, and quality of the services to be provided by the Adviser.

The Board considered the Adviser’s experience and knowledge of managing investment companies, including its senior personnel’s professional experience and qualifications. In evaluating the quality of services to be provided by the Adviser, the Board considered the Adviser’s operations and compliance policies and procedures and its financial condition, resources, and potential conflicts of interest. The Board, including the Independent Trustees, concluded that

New Age Alpha Funds	Additional Information (Unaudited)
September 30, 2025

it was satisfied with the nature, extent, and quality of the Adviser’s proposed services to the Funds under the Advisory Agreement.

(2)	The costs of the services to be provided, and profits realized, by the Adviser from the relationship with the Funds.

The Board considered the Adviser’s financial condition, its expected profitability, and the direct and indirect benefits derived by the Adviser through its relationship with the Funds. The Board compared the proposed advisory fee and total expense ratio for the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s peer groups, noting that the proposed management fee was above the average and median but within the range of each Fund’s peer group. The Board noted that the Adviser had proposed breakpoints for the Funds’ management fee and lower expense limits. The Board further considered the Adviser’s plans to increase fund assets, positively affecting each Fund’s expense ratios. In reviewing the estimated expense ratio of the Funds, the Board also considered the nature, extent, and quality of the Adviser’s proposed services. The Board considered, among other data, the specific factors, and concluded that the advisory fee was reasonable considering the Adviser’s proposed services. The Board considered the financial information provided by the Adviser, including its expected profit margin for managing the Funds and the proposed expense limitation agreement (the “ELA”). The Board also considered whether the Adviser has the financial wherewithal to provide services to the Funds, noting the ongoing commitment of the Adviser under the ELA. The Board noted that the Adviser will benefit from its association with the Funds.

The Board recognized that the Adviser would earn reasonable profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that the Adviser assumes for managing the Funds. Based upon its review, the Board, including the Independent Trustees, concluded that the Adviser’s compensation and profitability from its relationship with the Funds is reasonable and not excessive.

(3)	Investment performance of the Funds and the Adviser.

The Board noted that the Funds have not yet commenced operations in the Trust, but it considered the historical performance of the Acquired Funds, which would be reorganized into the Funds. The Board considered the Adviser’s current portfolio management team, including their prior experience with Guggenheim. The Board noted that the Adviser has no separate accounts or institutional clients that utilize strategies similar to the Funds’ strategies, but does have experience managing accounts using other strategies, including a private fund that leverages the H-factor process. Based on this, the Board concluded that the investment performance information presented for the Funds and the Adviser was satisfactory.

(4)	The extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors.

The Board considered the potential growth of the Funds based on the Adviser’s estimated investor demand and its marketing plans. The Board noted that although the advisory fee would stay the same as asset levels increased for all Funds other than the NAA Large Core Fund, under the ELA, the Adviser was obligated to pay some of each Fund’s operating expenses, which limited the overall fees and expenses paid by the Funds at lower asset levels. The Board also noted that if a Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

(5)	Possible conflicts of interest and benefits derived by the Adviser.

The Board noted that the terms of the Advisory Agreement were consistent with industry standards. The Board further noted that the Adviser did not manage any other products or accounts that would compete with the Funds and that most of its operations would focus on the Funds’ management. The Board determined that the compensation payable under the Advisory Agreement was fair and reasonable and reflected an arms-length negotiation considering all the surrounding circumstances.

New Age Alpha Funds	Additional Information (Unaudited)
September 30, 2025

Regarding the Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Funds; and (ii) the substance and administration of the Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. It also considered the Adviser’s past experience managing registered investment companies alongside other investment products and the SEC’s examination of those investment companies and the Adviser, which did not reveal any material deficiencies or control weaknesses. The Board, including the Independent Trustees, determined that the Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate these conflicts of interest.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the numerous factors. The Board reached the following conclusions regarding the Advisory Agreement, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) each Fund’s advisory fee is reasonable considering the Adviser’s proposed services. Based on their conclusions, the Board, including the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of each Fund and its future shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On December 3, 2024, the Audit Committee of New Age Alpha Funds Trust (“Committee”) appointed and formally engaged Cohen & Company, Ltd. (“Cohen & Co”) as the Funds’ independent registered public accounting firm for the fiscal year ended September 30, 2025.

Ernst & Young LLP (“EY”)’s reports on the Acquired Funds’ financial statements for the years ended September 30, 2024 and 2023, did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the years ended September 30, 2024 and 2023 and the period October 1, 2024 to December 3, 2024, there were no disagreements between the Acquired Funds and EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period. During the years ended September 30, 2024 and 2023 and the period October 1, 2024 to December 3, 2024, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers,and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics herewith.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Age Alpha Funds Trust

By	(Signature and Title)
/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	12/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)
/s/ Keith D. Kemp
Keith D. Kemp, Principal Executive Officer/President/Principal Financial Officer/Treasurer

Date	12/3/2025